                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 002-94996





                            THE HUDSON RIVER TRUST

           1345 Avenue of the Americas -- New York, New York 10105

                     STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 1997

This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust ("Trust") Prospectus dated May 1, 1997 relating to Class IB shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IB shares. A separate Statement of Additional Information relates to the Trust's Class IA shares.

A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.

                              TABLE OF CONTENTS

                                                                           PAGE
                                                                        --------
General Information and History.........................................     2
Investment Restrictions of the Portfolios...............................     4
Description of Certain Securities in Which the Portfolios May Invest ...     7
Management of the Trust.................................................    21
Investment Advisory and Other Services..................................    26
Brokerage Allocation....................................................    28
Trust Expenses and Other Charges........................................    30
Purchase and Pricing of Securities......................................    30
Certain Tax Considerations..............................................    32
Portfolio Performance...................................................    33
Other Services..........................................................    36
Financial Statements ...................................................    38
Appendix A--Description of Commercial Paper Ratings.....................   A-1

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HRT-SAI (5/97)  Copyright 1997. The Hudson River Trust.     Catalog No.126491
                         All rights reserved.

GENERAL INFORMATION AND HISTORY
THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to a separate Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset pursuant to this Statement of Additional Information and a related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.

The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Class IB shares are sold only to an insurance company separate account of The Equitable Life Assurance Society of the United States ("Equitable"). Currently, the Trust's shareholders of Class IA shares are a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1997, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding class IB shares and, as a result, may be deemed to control the Trust.

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters"). The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987. The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Portfolio is expected to receive its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1997, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of either class of the outstanding shares of a Portfolio.

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                                   CLASS IA

                                     QUALITY BOND               GLOBAL
                                      PORTFOLIO                PORTFOLIO
                              ------------------------ -----------------------
                                  UNITS        % OF        UNITS       % OF
                                  OWNED      PORTFOLIO     OWNED     PORTFOLIO
                              ------------ ----------- ----------- -----------
Boatmen's Trust Co.*..........  11,475,054     64.8
Equitable Realty Assets
 Corp.........................                           3,674,844      5.9

------------
 * Boatmen's Trust Co., Trustee under Master Trust Agreement for SBC Communications, Inc. Deferred Compensation Plans and other Executive Benefit Plans.

                                   CLASS IB


                                                                              GROWTH
                     MONEY MARKET        GLOBAL          COMMON STOCK        INVESTORS       AGGRESSIVE STOCK      HIGH YIELD
                      PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                ------------------ ------------------ ------------------ ------------------ ------------------ ------------------
                  UNITS    % OF      UNITS    % OF      UNITS    % OF      UNITS    % OF      UNITS    % OF      UNITS    % OF
                  OWNED  PORTFOLIO   OWNED  PORTFOLIO   OWNED  PORTFOLIO   OWNED  PORTFOLIO   OWNED  PORTFOLIO   OWNED  PORTFOLIO
                -------- --------- -------- --------- -------- --------- -------- --------- -------- --------- -------- ---------
PAINE WEBBER ...  74,962    9.1      44,923   11.8     102,446   10.2      35,907    8.5      24,603    8.1      61,490   13.1
KEWPIE DUNCAN ..  49,644    6.0
JAMES AND JANET
 VANDERVELD.....                     20,973    5.5                                                               24,887    5.3
RAYMOND JAMES
 AND
 ASSOCIATES.....                     20,732    5.4      52,613    5.2                         16,121    5.7
WALTER CERSKI ..                                                                                                 39,664    8.4

The principal addresses of Boatmen's Trust Co., Equitable Realty Asset Corp., Paine Webber, Kewpie Duncan, James and Janet Vanderveld, Raymond James and Associates and Walter Cerski are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, 1200 Harbor Boulevard, Union City, New Jersey, P.O. Box 122, Aspermont, Texas, 1042 Willow Creek Road, Prescott, Arizona, 880 Carillon Parkway, St. Petersburg, Florida, and 15165 Chamisal Drive, Chesterfield, Missouri, respectively.

Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust (including both Class IA and Class IB shares) may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.

In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

   o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

   o issue senior securities;

   o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;

   o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

   o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.

Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company
Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.

These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;

   o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

   o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:

   o acquire securities of investment companies not registered under the Investment Company Act.

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:

   o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o purchase oil and gas interests;

   o purchase or write puts or calls (options); or

   o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.

The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:

   o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B-by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B-by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.

DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST REPURCHASE AGREEMENTS

All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during the Portfolio's holding period.

Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

WARRANTS

All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

FOREIGN SECURITIES

Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. currency shall not exceed 25% of the Portfolio's total assets.

No percentage limitation applies to investments in foreign securities by the Global Portfolio or the International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.

MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"),

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mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.

ASSET-BACKED SECURITIES

The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.

SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.

COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

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
Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium-to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.

EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.

HIGH YIELD DEBT SECURITIES

The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance investment adviser. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.

Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such

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
issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on Alliance's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.

TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the

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Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES

Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the

Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.

Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.

SECURITIES INDEX OPTIONS

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid securities having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.

OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

FUTURES TRANSACTIONS

All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

OPTIONS ON FUTURES CONTRACTS

Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell (transaction hedging). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.

In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counter parties that, in the opinion of Alliance do not present undue credit risk.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly, a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If, in the event of an adverse movement, the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.

MANAGEMENT OF THE TRUST

As of March 31, 1997, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

THE TRUSTEES

 NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------- ----------------------------------------------------------------
*John D. Carifa (52)................. President, Chief Operating Officer and a Director of ACMC;
 Alliance Capital Management L.P.     Chairman and Chief Executive Officer of Alliance's Mutual Fund
 1345 Avenue of the Americas          Division. Currently a Director and Trustee of all other
 New York, NY 10105                   registered investment companies (the "Alliance Mutual Funds")
                                      sponsored by Alliance, and Director of Frontier Trust Company, a
                                      subsidiary of Equitable.

 Richard W. Couper (74).............. President Emeritus of the Woodrow Wilson National Fellowship
 The Burke Library                    Foundation and President Emeritus of the New York Public
 Hamilton College                     Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 Brenton W. Harries (69)............. Director of Enhance Reinsurance Co. since December 1986. Mr.
 14 Point Road                        Harries was also President and Chief Executive Officer, Global
 Wilton Point,                        Electronic Markets Company from August 1985 to October 1986.
 South Norwalk, CT 06854

 Howard E. Hassler (Chairman)(67) ... Currently a consultant specializing in retailing, finance and
 200 East 57th Street                 real estate. Former Chairman and Chief Executive Officer of
 Penthouse D                          Brooks Fashion Stores, Inc. (specialty clothing stores); Former
 New York, NY 10022                   Chairman, President and Chief Operating Officer of Allied Stores
                                      Corporation (department and specialty stores), 1987; Executive
                                      Vice President and Director, Allied Stores Corporation from June
                                      1984 to June 1987.

 William L. Mannion (66)............. Retired. Former Group Senior Vice President of Operations of
 45 Bonnie Way                        American Ultramar Limited until December, 1986; President and
 Allendale, NJ 07401                  Chief Executive Officer of Tittston Petroleum, Inc., from
                                      January 1978 to July 1985; Director of the East Jersey Railroad
                                      and the Bayonne Terminal Warehouse from July 1978 to May 1983.

 Alton G. Marshall (75).............. Senior Fellow, Nelson A. Rockefeller Institute of Government
 136 E. 79th Street                   since January 1991. President of Alton G. Marshall Associates,
 New York, NY 10021                   Inc., New York, New York, a real estate investment corporation, since 1981; Director of EQK Partners, Atlanta, Georgia, since
                                      1984; Director, New York State Electric & Gas Corp., since 1971;
                                      Director and Chairman of the Executive Committee of Lincoln
                                      Savings Bank since January 1991, and Chairman and Chief
                                      Executive Officer of such bank from March 1984 through December
                                      1990.

                                      21

NAME, ADDRESS AND AGE                 PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------- ----------------------------------------------------------------
 Clifford L. Michel (57)............. Partner of the law firm of Cahill Gordon & Reindel since January
 St. Bernard's Road                   1972. President, Chief Executive Officer and Director of Wenonah
 Gladstone, NJ 07934                  Development Company (investment holding company) since 1976.
                                      Director since 1987 and Member of the Human Resources,
                                      Environmental and Safety, and Executive Committees since 1987 of
                                      Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of
                                      Trustees of St. Mark's School from 1988 to 1993. Chairman of the
                                      Board of Trustees of Morristown Memorial Hospital (and Memorial
                                      Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic
                                      Hospital since 1996.

*Peter D. Noris (41)................. Executive Vice President (since May 1995) and Chief Investment
 The Equitable Life Assurance         Officer of Equitable (since July 1995); Executive Vice
 Society of the United States         President, The Equitable Companies Incorporated ("Equitable
 787 Seventh Avenue                   Companies")(since May 1995); Director of Alliance Capital
 New York, NY 10019                   Management Corporation ("ACMC"), the general partner of
                                      Alliance, since July 1995. Prior thereto, Vice President of
                                      Salomon Brothers Inc., from 1992 to 1995. Principal of Morgan
                                      Stanley & Co. Inc., from 1984 to 1992.

 Donald J. Robinson (62)............. Senior Partner of the law firm of Orrick, Herrington & Sutcliffe
 599 Lexington Avenue                 from July 1987 to December 1994; Member of the Executive
 New York, NY 10022                   Committee of the firm from January to December 1994; Senior
                                      Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995.

*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his position as a director and officer and director of ACMC and Alliance. Mr. Noris is deemed an "interested person" of the Trust by virtue of his position as an officer of Equitable and a director of ACMC.

Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Marshall is an independent general partner (but not an "interested person") of Equitable Capital Partners, L.P. and Equitable Capital Partners (Retirement Fund), L.P., both of which are business development companies registered under the Investment Company Act. Trustee Michel is a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc.

COMMITTEES OF THE BOARD

The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Harries, Hassler, Marshall, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.

The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.

The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

                          TRUSTEE COMPENSATION TABLE

                                                                            TOTAL
                                       PENSION OR                     COMPENSATION FROM
                       AGGREGATE       RETIREMENT                     THE ALLIANCE FUND
                      COMPENSATION  BENEFITS ACCRUED ESTIMATED ANNUAL     COMPLEX,
                        FROM THE    AS PART OF TRUST  BENEFITS UPON     INCLUDING THE
TRUSTEE                  TRUST          EXPENSES        RETIREMENT         TRUST1
------------------- -------------- ---------------- ---------------- -----------------
John D. Carifa          $   -0-           $-0-             $-0-           $    -0-
------------------- -------------- ---------------- ---------------- -----------------
Richard W. Couper       $59,000(2)        $-0-             $-0-           $ 85,000
------------------- -------------- ---------------- ---------------- -----------------
Brenton W. Harries      $59,000           $-0-             $-0-           $ 86,000
------------------- -------------- ---------------- ---------------- -----------------
Howard E. Hassler       $85,000           $-0-             $-0-           $ 86,750
------------------- -------------- ---------------- ---------------- -----------------
William L. Mannion      $66,000(2)        $-0-             $-0-           $ 66,000
------------------- -------------- ---------------- ---------------- -----------------
Alton G. Marshall       $61,000           $-0-             $-0-           $134,500
------------------- -------------- ---------------- ---------------- -----------------
Clifford L.
 Michel(3)              $20,068           $-0-             $-0-           $146,068
------------------- -------------- ---------------- ---------------- -----------------
Peter D. Noris          $   -0-           $-0-             $-0-           $    -0-
------------------- -------------- ---------------- ---------------- -----------------
Donald J. Robinson      $63,000(2)        $-0-             $-0-           $137,250
------------------- -------------- ---------------- ---------------- -----------------

------------
(1) As of December 31, 1996, there were 110 investment companies in the Alliance Fund Complex.
(2)   Completely deferred.
(3)   Appointed as Trustee on October 16, 1996.

COMPENSATION OF TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.

During the year ended December 31, 1996 the Trust paid total retainer and meeting fees of $413,068 (including deferrals of $188,000).

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:

 NAME AND AGE                  POSITION WITH TRUST               PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------ --------------------------------- -----------------------------------------------
Mark D. Gersten (46)           Treasurer and Chief Financial     Senior Vice President, Alliance Fund Services, Inc.
                                Officer                          ("AFS"), with which he has been associated since
                                                                 prior to 1991.

Thomas R. Manley (45)          Controller and Chief              Vice President, ACMC (May 1996 to present); Assistant
                                Accounting Officer               Vice President, ACMC (July 1993 to May 1996); Assistant
                                                                 Vice President, Equitable Capital Management
                                                                 Corporation ("ECMC")(March 1991 to July 1993).

Bruce Calvert (50)             Vice President                    Vice Chairman and Chief Investment Officer of ACMC,
                                                                 with which he has been associated since prior to
                                                                 1991.

Kathleen A. Corbet (37)        Vice President                    Senior Vice President, ACMC (July 1993 to present);
                                                                 Executive Vice President, ECMC (June 1992 to July
                                                                 1993); Senior Vice President, ECMC (May 1991 to June
                                                                 1992); Managing Director, ECMC (September 1988 to
                                                                 May 1991).

Nelson R. Jantzen (52)         Vice President                    Senior Vice President, ACMC (July 1993 to present);
                                                                 Executive Vice President, ECMC (June 1992 to July
                                                                 1993); Senior Vice President, ECMC (February 1990
                                                                 to June 1992); Managing Director, ECMC (January 1987
                                                                 to February 1990).

Wayne D. Lyski (55)            Vice President                    Executive Vice President, ACMC, with which he has
                                                                 been associated since prior to 1991.

                               24

NAME AND AGE                   POSITION WITH TRUST               PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------ --------------------------------- -----------------------------------------------
Michael S. Martin (50)         Vice President                    Senior Vice President, Equitable (June 1985 to
                                                                 present); Chairman, EQF (May 1992 to present); Chief
                                                                 Executive Officer, EQF (January 1994 to present);
                                                                 formerly, Vice President, Equitable Variable (May
                                                                 1996 to December 1996); Chairman and Chief Executive
                                                                 Officer, EquiSource of New York (January 1992 to
                                                                 October 1994) and Frontier (April 1992 to October
                                                                 1994); Vice President and Treasurer, Equitable
                                                                 Distributors, Inc. (August 1993 to February 1995).
                                                                 Director of several Equitable-affiliated companies.

Samuel B. Shlesinger (49)      Vice President                    Senior Vice President, Equitable (November 1986 to
                                                                 present); Senior Vice President, Equitable Variable
                                                                 (February 1988 to December 1996); President and Chief
                                                                 Executive Officer, Equitable of Colorado (October
                                                                 1985 to present).

Alden M. Stewart (51)          Vice President                    Executive Vice President, ACMC (July 1993 to present);
                                                                 ECMC since prior to 1991.

Edmund P. Bergan, Jr. (46)     Secretary                         Senior Vice President and General Counsel, AFD, with
                                                                 which he has been associated since prior to 1991.

INVESTMENT ADVISORY AND OTHER SERVICES
GENERAL INFORMATION

Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of more than 1,400 employees operating out of domestic offices and the overseas offices of subsidiaries in London, England; Tokyo, Japan; Vancouver and Toronto, Canada; Melbourne, Australia; and Dusseldorf, Germany. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.

Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance are located at 1345 Avenue of the Americas, New York, New York 10105.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated (The Equitable Companies), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group of insurance and related financial services companies. AXA is the eleventh largest insurance group in the world based on worldwide revenues in 1994 and the second largest French insurance group based on worldwide gross premiums in 1994. AXA is also engaged in asset management, investment banking, securities trading and financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.

ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:

                                                          DAILY AVERAGE NET ASSETS
                                  ----------------------------------------------------------------------
                                       FIRST           NEXT          NEXT          NEXT
                                    $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
                                  -------------- -------------- ------------ -------------- ------------
 Alliance Conservative Investors        .475%          .425%         .375%         .350%         .325%
 Alliance Balanced ...............      .450%          .400%         .350%         .325%         .300%
 Alliance Growth Investors  ......      .550%          .500%         .450%         .425%         .400%
 Alliance Common Stock ...........      .475%          .425%         .375%         .355%         .345%*
 Alliance Global .................      .675%          .600%         .550%         .530%         .520%
 Alliance Aggressive Stock  ......      .625%          .575%         .525%         .500%         .475%
 Alliance Small Cap Growth........      .900%          .850%         .825%         .800%         .775%
 Alliance Money Market ...........      .350%          .325%         .300%         .280%         .270%
 Alliance Intermediate Government
  Securities .....................      .500%          .475%         .450%         .430%         .420%
 Alliance High Yield .............      .600%          .575%         .550%         .530%         .520%
 Alliance Growth and Income  .....      .550%          .525%         .500%         .480%         .470%
 Alliance Quality Bond ...........      .525%          .500%         .475%         .455%         .445%
 Alliance Equity Index ...........      .325%          .300%         .275%         .255%         .245%
 Alliance International ..........      .900%          .825%         .800%         .780%         .770%

------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.

In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance. In 1994, the Trust paid advisory fees of $31,614,475 to Alliance.

SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.

Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio. Alliance furnishes to the Trust, at least once every three months, a schedule of the investments and other assets held in each Portfolio and a statement of all purchases and sales for each Portfolio made during the period since the last preceding report. Alliance prepares the financial statements for the Trust's Prospectuses, SAIs and annual and semi-annual reports to shareholders and furnishes such other investment accounting services as the Trust may from time to time reasonably request.

At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.

BROKERAGE ALLOCATION

SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1994 the Trust paid an aggregate of $15,624,978 in brokerage commissions of which $3,918,833 was paid to brokers relating to transactions aggregating $1,594,352,806 which were directed to them in part for research services provided by them. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the years ended December 31, 1994 and December 31, 1995, the Trust paid no brokerage commissions to DLJ, and during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, in accordance with the procedures described above.

TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.

The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.

PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

   o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

   o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

   o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

   o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

   o Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   o Short-term debt securities held by Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

   o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.

CERTAIN TAX CONSIDERATIONS

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios. However, if foreign securities comprise more than 50% of the year-end value of any Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a Federal tax deduction or credit for foreign taxes, as appropriate. As of December 31, 1996 only the Alliance Global Portfolio qualified to pass through foreign tax paid to its shareholders.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. A Portfolio must also derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of stock or securities held for less than three months. Other investments subject to this three-month limit are options, futures or forward contracts (other than those relating to foreign currency), or in certain circumstances, foreign currencies and related options, futures and forward contracts the gains on which are not directly related to the Portfolio's business of investing in stock or securities. This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of these tests, gross income is determined without regard to losses from the sale or other disposition of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

   o  98% of the Portfolio's ordinary income for the calendar year;

   o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

   o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE

Investment operations commenced with respect to Class IB shares of the Alliance Aggressive Stock, Alliance Common Stock, Alliance Growth Investors, Alliance Global, Alliance High Yield and Alliance Money Market Portfolios on October 2, 1996. Returns shown for Class IB shares for periods prior to October 2, 1996 and returns shown for Class IB shares of other Portfolios are derived from the historical performance of Class IA shares. These returns have not been adjusted to reflect the 12b-1 fees, currently paid at an annual rate of 0.25% of average net assets, applicable to Class IB shares, Class IA shares are not subject to any 12b-1 fees. All other things being equal, returns for Class IB shares would have been adversely affected (i.e., reduced) by the amount of such higher expenses, compounded over the relevant period.

At any time in the future, yields and total returns may be higher or lower than past yields or returns and there can be no assurance that any historical results will continue. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7]-1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.

The seven-day current yield for Class IB shares of the Alliance Money Market Portfolio was 4.93% for the period ended December 31, 1996. The effective yield for that period was 5.02%.

ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS

Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.

The 30-day yield for Class IB shares of the Alliance High Yield Portfolio for the period ended December 31, 1996 was 10.42%.

TOTAL RETURN CALCULATIONS

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n-1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Common Stock Portfolio for one year, five years and 10 years were 24.20%, 15.71%, and 15.82%, respectively, and the cumulative total return since October 2, 1996 was 8.49%.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Intermediate Government Securities Portfolio for one year, five years, and since the Portfolio's inception (on April 1, 1991) were 3.78%, 5.60%, and 6.95%, respectively.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance High Yield Portfolio for one year, five years, and since the Portfolio's inception (on January 2, 1987) were 22.81%, 14.64%, 11.40%, respectively, and the cumulative total return since October 2, 1996 was 3.32%.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Balanced Portfolio for one year, five years, and ten years were 11.68%, 6.06%, and 10.38%, respectively.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Global Portfolio for one year, five years and since the Portfolio's inception (on August 27, 1987) were 14.53%, 13.49%, and 11.69%, respectively, and the cumulative total return since October 2, 1996 was 4.98%.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Aggressive Stock Portfolio for one year, five years and ten years were 22.13%, 11.82%, and 18.59%, respectively, and the cumulative total return since October 2, 1996 was 2.32%.

The average annual total returns through December 31, 1996 for the Alliance Conservative Investors Portfolio for one year, five years, and since the Portfolio's inception (on October 2, 1989) were 5.21%, 7.32%, and 9.03%, respectively.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Growth Investors Portfolio for one year, five years and since the Portfolio's inception (on October 2, 1989) were 12.54%, 10.75%, and 15.56%, respectively, and the cumulative total return since October 2, 1996 was 4.64%.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Quality Bond Portfolio for one year and since the Portfolio's inception (on October 1, 1993) were 5.36% and 4.79%, respectively.

The average annual total returns through December 31, 1996 for Class IB shares of the Alliance Growth and Income Portfolio for one year and since the Portfolio's inception (on October 1, 1993) were 20.09% and 12.77%, respectively.

The average annual total return through December 31, 1996 for Class IB shares of the Alliance Equity Index Portfolio for one year and since the Portfolio's inception (on March 1, 1994) was 22.39% and 20.25%, respectively.

The average annual total return through December 31, 1996 for the Alliance International Portfolio for one year and since the Portfolio's inception (April 3, 1995) was 9.82% and 12.14%, respectively.

   Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P)-1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The cumulative total returns, since the inception of each Portfolio through December 31, 1996, for Class IB shares of the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index and Alliance International Portfolios were 1,848.15%, 47.19%, 194.42%, 246.66%, 181.24%, 647.76%, 87.12%, 185.38%, 16.42%, 47.77%,
68.84% and 22.21%, respectively. These total returns do not reflect insurance company charges and fees applicable to the Contracts.

OTHER SERVICES

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountant. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance International and Alliance Equity Index Portfolios for the year ended December 31, 1996, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountant for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

CUSTODIAN

The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1996, Equitable received no compensation for providing such services for the Trust.

UNDERWRITER

The Trust has a distribution agreement with Equitable Distributors, Inc. (the "Class IB Distributor"), an indirect wholly-owned subsidiary of Equitable and an affiliate of Alliance, in respect of the Class IB shares. The address for the Class IB Distributor is 787 Seventh Avenue, New York, New York 10019.

The Trust's distribution agreement in respect of Class IB shares dated July 8, 1996 (the "Class IB Underwriting Agreement"), will remain in effect until July 8, 1997, and from year to year thereafter only if its continuance is approved annually by (1) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company
Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the distribution plan adopted under Rule 12b-1 of the Investment Company Act (the "Distribution Plan") or any such related agreement (the "Independent Trustees") and (2) either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust.

The Class IB Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class IB shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IB shares to prospective investors. The Class IB Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class IB shares issued by the Trust, unless the Distribution Plan in effect for Class IB shares provides that the Trust or another entity shall bear some or all of such expenses.

As agent, the Class IB Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Class IB Underwriting Agreement provides that the Class IB Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Class IB Distributor has made no firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan and related services and fees thereunder is provided in the prospectus. On June 7, 1996, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry generally and with other competing funding vehicles for variable annuity and variable life contracts. Legal counsel for the Independent Trustees provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including (a) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (b) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (e) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry; and (h) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Board realizes that there is no assurance that the expenditure of Trust assets to finance distribution of Class IB shares of the Trust will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Class IB shares of the Trust, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Distribution Plan.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Class IB Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, and in the case of any Rule 12b-1 related agreement, upon 60 days' written notice, without penalty, by vote of a majority of the outstanding Class IB shares of that Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (to more than .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio. The Trustees currently limit payments under the Distribution Plan to .25% of a Portfolio's aggregate average daily net assets attributable to the Class IB shares. The Distribution Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of a Portfolio attributable to Class IB shares constitutes a service fee that the Class IB Distributor will use for personal service and/or the maintenance of shareholder accounts. The Distribution Plan also provides that Alliance may use its own resources, which may include management fees received by Alliance from the Trust or other investment companies which it manages and Alliance's past profits, to finance the distribution of the Portfolios' shares.

   For services rendered by the Class IB Distributor in connection with the distribution of Class IB shares pursuant to the Distribution Plan, the Class IB Distributor received $63 with respect to the Class IB shares of Alliance Aggressive Stock Portfolio, $134 with respect to the Class IB shares of Alliance Common Stock Portfolio, $78 with respect to the Class IB shares of Alliance Growth Investors Portfolio, $49 with respect to the Class IB shares of Alliance Global Portfolio, $58 with respect to the Class IB shares of Alliance High Yield Portfolio and $254 with respect to the Class IB shares of Alliance Money Market Portfolio, for the period October 2, 1996 to December 31, 1996.

   The Class IB Distributor has informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the period October 2, 1996 to December 31, 1996:

                     AMOUNT OF EXPENSE AND ALLOCATED COST

                                     ALLIANCE           ALLIANCE           ALLIANCE         ALLIANCE      ALLIANCE     ALLIANCE
      CATEGORY OF EXPENSE        AGGRESSIVE STOCK     COMMON STOCK     GROWTH INVESTORS      GLOBAL      HIGH YIELD   MONEY MARKET
----------------------------- -------------------- ---------------- -------------------- ------------ --------------  ------------
Advertising/Marketing.........         $63                $134               $78              $49           $58             $254
Printing and Mailing of
 Prospectuses and Semi-Annual
 and Annual Reports to Other
 than Current Shareholders ...           0                   0                 0                0             0                0
Compensation to
 Underwriters.................           0                   0                 0                0             0                0
Compensation to Dealers  .....
Compensation to Sales
 Personnel....................           0                   0                 0                0             0                0
Interest, Carrying or Other
 Financing Charges............           0                   0                 0                0             0                0
Other (includes personnel
 cost of those home office
 employees involved in the
 distribution effort and the
 travel-related expenses
 incurred by the marketing
 personnel conducting
 seminars)....................           0                   0                 0                0             0                0

                             FINANCIAL STATEMENTS

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996

                                                                          INTERMEDIATE
                                                                           GOVERNMENT                                   GROWTH AND
                                                           MONEY MARKET    SECURITIES    QUALITY BOND    HIGH YIELD       INCOME
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                         -------------- -------------- -------------- -------------- --------------
ASSETS:
Investments at value (Notes 1 and 4) ....................  $450,990,752   $ 92,621,366   $153,282,787   $197,549,284   $231,763,058
Cash ....................................................       171,525        124,732        176,934      2,017,705        125,387
Foreign cash ............................................            --             --             --             --             --
Receivable for securities sold ..........................            --             --      5,071,875             --        461,289
Deposits received for securities lending ................            --     18,301,550     28,167,188             --      2,000,000
Receivable from Separate Accounts for Trust shares sold      14,190,878        817,649         64,327      1,043,413        229,252
Unrealized appreciation of forward currency
 contracts (Notes 1 and 4) ..............................            --             --        147,593             --             --
Dividends, interest and other receivables ...............     1,458,902        822,759      1,476,344      3,556,124        754,268
                                                         -------------- -------------- -------------- -------------- --------------
  Total assets ..........................................   466,812,057    112,688,056    188,387,048    204,166,526    235,333,254
                                                         -------------- -------------- -------------- -------------- --------------
LIABILITIES:
Options written at value (Premiums received:
 Common Stock Portfolio--$68,607,800)(Notes 1 and 4)  ...            --             --             --             --             --
Payable to custodian ....................................            --             --             --             --             --
Payable for securities purchased ........................            --      5,942,099      5,081,250      3,997,946      1,117,681
Payable for securities loaned ...........................            --     18,301,550     28,167,188             --      2,000,000
Payable to Separate Accounts for Trust shares redeemed  .            --             --             --             --             --
Unrealized depreciation of forward currency
 contracts (Notes 1 and 4) ..............................            --             --             --             --             --
Variation margin payable on futures contracts  ..........            --             --             --             --             --
Distribution fees payable ...............................           254             --             --             58             --
Investment advisory fees payable ........................       144,177         38,264         85,952         94,624        108,563
Trustees' fees payable ..................................        24,024          5,014          4,226          5,132          2,919
Accrued expenses ........................................        37,408         16,704         24,960         23,301         23,703
                                                         -------------- -------------- -------------- -------------- --------------
  Total liabilities .....................................       205,863     24,303,631     33,363,576      4,121,061      3,252,866
                                                         -------------- -------------- -------------- -------------- --------------
NET ASSETS ..............................................  $466,606,194   $ 88,384,425   $155,023,472   $200,045,465   $232,080,388
                                                         ============== ============== ============== ============== ==============
Investments at cost .....................................  $450,833,231   $ 92,000,197   $151,005,932   $192,006,772   $204,211,023
                                                         ============== ============== ============== ============== ==============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ........................................  $466,405,482   $ 97,591,462   $157,812,746   $195,004,416   $204,516,556
 Accumulated undistributed (overdistributed) net
  investment income .....................................        43,191          3,160       (220,079)        23,927         11,797
 Accumulated net realized loss...........................            --     (9,831,366)    (4,993,810)      (525,390)            --
 Unrealized appreciation on investments and
  foreign currency denominated assets and liabilities  ..       157,521        621,169      2,424,615      5,542,512     27,552,035
                                                         -------------- -------------- -------------- -------------- --------------
NET ASSETS ..............................................  $466,606,194   $ 88,384,425   $155,023,472   $200,045,465   $232,080,388
                                                         ============== ============== ============== ============== ==============
CLASS IA SHARES:
Net Assets ..............................................  $463,422,535   $ 88,384,425   $155,023,472   $199,360,473   $232,080,388
                                                         ============== ============== ============== ============== ==============
Shares outstanding (Note 5)..............................    45,575,983      9,517,076     16,343,116     19,900,343     17,833,887
                                                         ============== ============== ============== ============== ==============
Net asset value, offering and redemption
 price per share (Note 1) ...............................  $      10.17   $       9.29   $       9.49   $      10.02   $      13.01
                                                         ============== ============== ============== ============== ==============
CLASS IB SHARES:
Net Assets...............................................  $  3,183,659                                 $    684,992
                                                         ==============                               ==============
Shares outstanding (Note 5) .............................       313,273                                       68,416
                                                         ==============                               ==============
Net asset value, offering and redemption
 price per share (Note 1)................................  $      10.16                                 $      10.01
                                                         ==============                               ==============

See Notes to Financial Statements.

                                                                  AGGRESSIVE    CONSERVATIVE                     GROWTH
  EQUITY INDEX    COMMON STOCK      GLOBAL       INTERNATIONAL      STOCK        INVESTORS       BALANCED      INVESTORS
    PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
  $383,044,256   $6,668,952,271 $  991,831,989   $149,318,779   $3,890,482,751  $275,640,496  $1,627,121,599 $1,290,840,729
       188,834        1,501,081        456,313             --        2,364,412     5,139,961       4,172,088        480,215
            --               --      2,258,618      1,672,592               --            --             465      1,008,532
            --       65,341,050      3,867,161        613,862        2,337,046       156,273       2,937,003      3,246,261
     1,356,953      105,377,860     72,320,750     12,820,136      200,344,604    24,170,813     138,838,707     90,833,147
     2,643,610        9,646,997      1,281,713      1,519,154               --            --         768,754      3,693,911
            --               --      2,063,841        252,876               --            89              --        511,818
       701,269        8,133,115      1,216,101        205,847          350,639     2,100,127       9,549,968      5,129,713
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
   387,934,922    6,858,952,374  1,075,296,486    166,403,246    4,095,879,452   307,207,759   1,783,388,584  1,395,744,326
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
            --       70,867,650             --             --               --            --              --             --
            --               --             --        534,429               --         8,074              --             --
            --       53,373,896      4,987,613        971,883       21,101,356       182,066       5,921,615      2,011,774
     1,356,953      105,377,860     72,320,750     12,820,136      200,344,604    24,170,813     138,838,707     90,833,147
            --               --             --             --        6,662,427       250,025              --             --
            --               --             --             --               --            --              58             --
       152,250               --             --             --               --            --              --             --
            --              134             49             --               63            --              --             78
       127,671        2,040,224        452,415        115,412        1,530,928       136,367         525,339        588,404
         5,276          205,484         19,851          1,520           93,747         7,170          61,689         25,366
        43,591          453,547        184,324         53,031          276,910        50,843         185,672        170,574
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
     1,685,741      232,318,795     77,965,002     14,496,411      230,010,035    24,805,358     145,533,080     93,629,343
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
  $386,249,181   $6,626,633,579 $  997,331,484   $151,906,835   $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
=============== ============== =============== =============== ============== ============== ============== ==============
  $320,617,584   $5,041,593,068 $  858,568,339   $144,374,839   $3,396,898,743  $265,933,643  $1,509,715,325 $1,193,558,142
=============== ============== =============== =============== ============== ============== ============== ==============
  $324,019,332   $5,094,665,983 $  865,441,879   $147,381,465   $3,377,717,888  $273,073,244  $1,523,732,949 $1,207,265,289
        (5,276)        (194,316)    (3,212,284)      (614,431)         (58,479)        9,815        (190,700)    (1,135,946)
       (22,547)     (92,937,401)      (258,562)       (50,107)      (5,374,000)     (387,954)     (3,096,172)    (1,817,216)
    62,257,672    1,625,099,313    135,360,451      5,189,908      493,584,008     9,707,296     117,409,427     97,802,856
--------------- -------------- --------------- --------------- -------------- -------------- -------------- --------------
  $386,249,181   $6,626,633,579 $  997,331,484   $151,906,835   $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
=============== ============== =============== =============== ============== ============== ============== ==============
  $386,249,181   $6,625,390,070 $  997,041,626   $151,906,835   $3,865,256,884  $282,402,401  $1,637,855,504 $1,301,642,871
=============== ============== =============== =============== ============== ============== ============== ==============
    25,484,413      363,529,982     58,938,705     13,214,071      107,805,909    25,019,109      98,455,586     75,693,420
=============== ============== =============== =============== ============== ============== ============== ==============
  $      15.16   $        18.23 $        16.92   $      11.50   $        35.85  $      11.29  $        16.64 $        17.20
=============== ============== =============== =============== ============== ============== ============== ==============
                 $    1,243,509 $      289,858                  $      612,533                               $      472,112
                ============== ===============                 ==============                               ==============
                         68,266         17,143                          17,094                                       27,468
                ============== ===============                 ==============                               ==============
                 $        18.22 $        16.91                  $        35.83                               $        17.19
                ============== ===============                 ==============                               ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1996

                                                            INTERMEDIATE
                                                             GOVERNMENT                                 GROWTH AND
                                             MONEY MARKET    SECURITIES    QUALITY BOND   HIGH YIELD      INCOME
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                           -------------- -------------- -------------- ------------- ------------
INVESTMENT INCOME:
 Income*(Note 1):
  Dividends (including $3,460,799 and
   $3,411,934 from affiliated companies
   for the Common Stock and Aggressive
   Stock Portfolios, respectively).........  $        --    $        --    $        --    $   175,797  $ 3,034,669
  Interest ................................   20,638,163      5,024,881     11,293,429     16,214,440      933,842
                                           -------------- -------------- -------------- ------------- ------------
   Total income............................   20,638,163      5,024,881     11,293,429     16,390,237    3,968,511
                                           -------------- -------------- -------------- ------------- ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee..................    1,472,114        399,460        935,462        856,390      864,549
  Custody fees.............................       13,550         21,460         26,840         23,922       15,532
  Distribution fees--Class IB .............          254             --             --             58           --
  Printing and mailing expenses ...........       57,975         12,134         26,374         21,783       19,986
  Professional fees .......................       14,254          9,190          9,007          8,368        8,214
  SEC registration fees ...................        4,987            217            434            217        1,084
  Trustees' fees ..........................       12,178          3,159          5,643          4,849        4,554
  Miscellaneous ...........................        6,858          3,678          3,801          3,069        2,594
                                           -------------- -------------- -------------- ------------- ------------
   Total expenses..........................    1,582,170        449,298      1,007,561        918,656      916,513
                                           -------------- -------------- -------------- ------------- ------------
NET INVESTMENT INCOME .....................   19,055,993      4,575,583     10,285,868     15,471,581    3,051,998
                                           -------------- -------------- -------------- ------------- ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $2,796,965,
   $(8,821,017) and $60,876 from
   affiliated companies for the Common
   Stock, Aggressive Stock and Global
   Portfolios, respectively) ..............           --       (453,637)       939,845     12,420,138   12,181,263
  On options written ......................           --             --             --             --           --
  On foreign currency transactions  .......           --             --        (68,186)            --           --
  On futures contracts ....................           --             --             --             --           --
                                           -------------- -------------- -------------- ------------- ------------
 Realized gain (loss)--net ................           --       (453,637)       871,659     12,420,138   12,181,263
                                           -------------- -------------- -------------- ------------- ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities............................       (7,886)    (1,025,808)    (1,868,060)     3,447,403   16,443,384
  On options written ......................           --             --             --             --           --
  On foreign currency transactions  .......           --             --        118,525             --           --
  On futures contracts ....................           --             --             --             --           --
                                           -------------- -------------- -------------- ------------- ------------
 Unrealized appreciation/depreciation--net        (7,886)    (1,025,808)    (1,749,535)     3,447,403   16,443,384
                                           -------------- -------------- -------------- ------------- ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET  .       (7,886)    (1,479,445)      (877,876)    15,867,541   28,624,647
                                           -------------- -------------- -------------- ------------- ------------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS................................  $19,048,107    $ 3,096,138    $ 9,407,992    $31,339,122  $31,676,645
                                           ============== ============== ============== ============= ============

------------
 * Net of foreign taxes withheld on dividends of $3,042, $32,886, $357,439, $1,103,645, $180,624, $53,371, $457,582 and $359,641 for the
       Growth and Income, Equity Index, Common Stock, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios, respectively, and on interest of $103 and $95 for the Global and Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                                AGGRESSIVE    CONSERVATIVE                     GROWTH
 EQUITY INDEX    COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK        INVESTORS       BALANCED      INVESTORS
   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
                                                                                                                                 <
      C>
  $ 6,341,057   $   64,326,955  $ 10,411,663    $1,229,599     $  7,463,840   $ 1,138,588    $ 10,683,609   $  9,229,448
      462,343        6,192,091     5,565,223       877,635       16,908,426    12,897,917      45,681,532     22,850,498
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
    6,803,400       70,519,046    15,976,886     2,107,234       24,372,266    14,036,505      56,365,141     32,079,946
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
    1,034,043       20,314,128     4,491,125       875,316       15,504,789     1,517,920       5,820,114      5,816,056
       51,343          136,065       447,082       137,463           62,332        90,112         296,359        313,381
           --              134            49            --               63            --              --             78
       36,406          843,481       122,011        11,232          491,450        41,649         251,544        157,430
       11,364          149,352        25,827         6,667           90,030        11,695          46,552         32,235
        1,951               --         5,637            --               --           434              --          6,721
        8,755          185,691        26,046         2,830          108,798         8,948          54,329         34,735
        3,192           78,424         9,756         1,652           39,802         4,952          24,921         13,196
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
    1,147,054       21,707,275     5,127,533     1,035,160       16,297,264     1,675,710       6,493,819      6,373,832
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
    5,656,346       48,811,771    10,849,353     1,072,074        8,075,002    12,360,795      49,871,322     25,706,114
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
   13,813,315      517,703,619    42,673,209     2,763,980      651,849,153     6,717,096     128,577,417    130,296,769
           --       69,528,454            --            --               --            --              --             --
           --          (23,974)    2,323,828       287,769           (2,878)      (27,275)       (184,947)       903,574
    1,381,635               --            --            --               --            --              --             --
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
   15,194,950      587,208,099    44,997,037     3,051,749      651,846,275     6,689,821     128,392,470    131,200,343
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
   41,401,218      651,940,355    57,875,656     4,019,520      (19,577,800)   (4,721,625)     (3,423,214)   (21,124,616)
           --      (15,633,132)           --            --               --            --              --             --
           --             (216)    2,507,509       225,883               --           443           3,153        575,473
     (172,800)              --            --            --               --            --              --             --
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
   41,228,418      636,307,007    60,383,165     4,245,403      (19,577,800)   (4,721,182)     (3,420,061)   (20,549,143)
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
   56,423,368    1,223,515,106   105,380,202     7,297,152      632,268,475     1,968,639     124,972,409    110,651,200
-------------- -------------- -------------- --------------- -------------- -------------- -------------- --------------
  $62,079,714   $1,272,326,877  $116,229,555    $8,369,226     $640,343,477   $14,329,434    $174,843,731   $136,357,314
============== ============== ============== =============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         INTERMEDIATE GOVERNMENT
                                                          MONEY MARKET PORTFOLIO          SECURITIES PORTFOLIO
                                                     ------------------------------- -----------------------------
                                                                YEAR ENDED                     YEAR ENDED
                                                               DECEMBER 31,                   DECEMBER 31,
                                                           1996            1995            1996           1995
                                                     --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $  19,055,993   $  18,312,330   $  4,575,583   $  3,659,738
 Realized gain (loss)--net...........................             --              --       (453,637)     1,061,357
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................         (7,886)        145,252     (1,025,808)     2,579,005
                                                     --------------- --------------- -------------- --------------
 Net increase in net assets from operations  ........     19,048,107      18,457,582      3,096,138      7,300,100
                                                     --------------- --------------- -------------- --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income ..............    (19,050,946)    (18,199,892)    (4,575,583)    (3,633,574)
  Dividends in excess of net investment income  .....        (25,232)             --        (19,617)            --
  Distributions from realized gains..................             --              --             --             --
  Distributions in excess of realized gains  ........             --              --             --             --
  Tax return of capital distributions ...............             --              --             --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IA dividends and distributions  ........    (19,076,178)    (18,199,892)    (4,595,200)    (3,633,574)
                                                     --------------- --------------- -------------- --------------
 Class IB:
  Dividends from net investment income...............         (5,047)             --             --             --
  Dividends in excess of net investment income ......        (29,384)             --             --             --
  Distributions from realized gains..................             --              --             --             --
  Distributions in excess of realized gains .........             --              --             --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IB dividends and distributions  ........        (34,431)             --             --             --
                                                     --------------- --------------- -------------- --------------
 Decrease in net assets from dividends and
  distributions .....................................    (19,110,609)    (18,199,892)    (4,595,200)    (3,633,574)
                                                     --------------- --------------- -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    508,537,942     394,575,427     36,879,548     29,533,754
  Shares issued in reinvestment of dividends and
   distributions.....................................     19,076,178      18,199,892      4,595,200      3,633,574
  Shares redeemed....................................   (450,848,823)   (351,733,059)   (23,371,086)   (13,571,893)
                                                     --------------- --------------- -------------- --------------
 Total Class IA transactions ........................     76,765,297      61,042,260     18,103,662     19,595,435
                                                     --------------- --------------- -------------- --------------
 Class IB:
  Shares sold .......................................      3,624,653              --             --             --
  Shares issued in reinvestment of dividends and
   distributions.....................................         34,431              --             --             --
  Shares redeemed....................................       (446,631)             --             --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IB transactions ........................      3,212,453              --             --             --
                                                     --------------- --------------- -------------- --------------
 Net increase (decrease) in net assets derived from
  share transactions.................................     79,977,750      61,042,260     18,103,662     19,595,435
                                                     --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS....................     79,915,248      61,299,950     16,604,600     23,261,961
NET ASSETS, BEGINNING OF PERIOD......................    386,690,946     325,390,996     71,779,825     48,517,864
                                                     --------------- --------------- -------------- --------------
NET ASSETS, END OF PERIOD* ..........................  $ 466,606,194   $ 386,690,946   $ 88,384,425   $ 71,779,825
                                                     =============== =============== ============== ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $43,191 and $97,807 for the Money Market Portfolio; $3,160 and $22,777 for the Intermediate Government Securities Portfolio; $(220,079) and $63,771 for the Quality Bond Portfolio; $23,927 and $22,557 for the High Yield Portfolio; $11,797 and $10,278 for the Growth and Income Portfolio; $(5,276) and $(851) for the Equity Index Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

                                                                  GROWTH AND INCOME
    QUALITY BOND PORTFOLIO         HIGH YIELD PORTFOLIO               PORTFOLIO              EQUITY INDEX PORTFOLIO
----------------------------- ----------------------------- ---------------------------- -----------------------------
          YEAR ENDED                    YEAR ENDED                    YEAR ENDED                   YEAR ENDED
         DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,                 DECEMBER 31,
      1996           1995           1996           1995           1996          1995           1996           1995
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
 $ 10,285,868    $  8,846,857   $ 15,471,581   $  9,874,042   $  3,051,998   $ 1,929,904   $  5,656,346   $  1,847,863
      871,659       3,312,031     12,420,138      1,037,899     12,181,263       (78,675)    15,194,950      1,143,375
   (1,749,535)     10,351,408      3,447,403      6,108,056     16,443,384    11,348,703     41,228,418     21,464,214
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
    9,407,992      22,510,296     31,339,122     17,019,997     31,676,645    13,199,932     62,079,714     24,455,452
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
  (10,285,868)     (8,729,254)   (15,469,541)    (9,874,042)    (3,050,479)   (1,919,557)    (5,656,346)    (1,841,475)
     (326,079)             --       (432,568)      (385,462)            --            --         (4,427)            --
           --              --    (11,348,200)            --    (11,682,352)           --    (15,093,505)    (1,143,375)
           --              --             --             --             --            --             --        (84,099)
           --              --             --             --             --            --         (7,525)          (123)
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
  (10,611,947)     (8,729,254)   (27,250,309)   (10,259,504)   (14,732,831)   (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
           --              --         (2,040)            --             --            --             --             --
           --              --        (15,935)            --             --            --             --             --
           --              --           (908)            --             --            --             --             --
           --              --        (18,516)            --             --            --             --             --
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
           --              --        (37,399)            --             --            --             --             --
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
  (10,611,947)     (8,729,254)   (27,287,708)   (10,259,504)   (14,732,831)   (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
   27,205,153      18,946,820     71,897,677     46,607,272    111,512,120    57,426,026    230,679,439    153,767,030
   10,611,947       8,729,254     27,250,309     10,259,504     14,732,831     1,919,557     20,761,803      3,069,072
  (39,032,520)    (11,589,738)   (21,997,075)   (19,393,315)    (9,161,198)   (4,095,508)   (72,295,253)   (49,185,409)
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
   (1,215,420)     16,086,336     77,150,911     37,473,461    117,083,753    55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
           --              --        677,158             --             --            --             --             --
           --              --         37,399             --             --            --             --             --
           --              --             --             --             --            --             --             --
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
           --              --        714,557             --             --            --             --             --
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
   (1,215,420)     16,086,336     77,865,468     37,473,461    117,083,753    55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
   (2,419,375)     29,867,378     81,916,882     44,233,954    134,027,567    66,530,450    220,463,900    129,037,073
  157,442,847     127,575,469    118,128,583     73,894,629     98,052,821    31,522,371    165,785,281     36,748,208
-------------- -------------- -------------- -------------- -------------- ------------- -------------- --------------
 $155,023,472    $157,442,847   $200,045,465   $118,128,583   $232,080,388   $98,052,821   $386,249,181   $165,785,281
============== ============== ============== ============== ============== ============= ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                         COMMON STOCK PORTFOLIO           GLOBAL PORTFOLIO
                                                     ----------------------------- -----------------------------
                                                               YEAR ENDED                    YEAR ENDED
                                                              DECEMBER 31,                  DECEMBER 31,
                                                           1996           1995           1996           1995
                                                     -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................. $   48,811,771 $   53,432,936  $ 10,849,353   $  9,803,075
 Realized gain--net .................................    587,208,099    262,461,526    44,997,037     17,804,800
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................    636,307,007    845,152,888    60,383,165     72,106,049
                                                     -------------- -------------- -------------- --------------
 Net increase in net assets from operations  ........  1,272,326,877  1,161,047,350   116,229,555     99,713,924
                                                     -------------- -------------- -------------- --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
1):
 Class IA:
  Dividends from net investment income ..............    (44,580,327)   (53,432,936)  (10,849,259)    (9,500,310)
  Dividends in excess of net investment income ......             --     (6,567,658)   (4,499,020)            --
  Distributions from realized gains..................   (587,198,121)  (262,461,526)  (42,474,239)   (17,804,800)
  Distributions in excess of realized gains  ........    (71,434,343)    (8,497,379)           --     (1,081,237)
  Tax return of capital distributions ...............       (988,016)            --      (220,411)      (546,316)
                                                     -------------- -------------- -------------- --------------
 Total Class IA dividends and distributions  ........   (704,200,807)  (330,959,499)  (58,042,929)   (28,932,663)
                                                     -------------- -------------- -------------- --------------
 Class IB:
  Dividends from net investment income...............           (326)            --           (94)            --
  Dividends in excess of net investment income ......         (4,564)            --        (2,076)            --
  Distributions from realized gains..................         (9,978)            --        (1,502)            --
  Distributions in excess of realized gains  ........        (62,273)            --        (4,502)            --
  Tax return of capital distributions................           (108)            --           (31)            --
                                                     -------------- -------------- -------------- --------------
 Total Class IB dividends and distributions  ........        (77,249)            --        (8,205)            --
                                                     -------------- -------------- -------------- --------------
 Decrease in net assets from dividends and
  distributions .....................................   (704,278,056)  (330,959,499)  (58,051,134)   (28,932,663)
                                                     -------------- -------------- -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................    756,034,799    509,750,491   255,537,439    229,097,991
  Shares issued in reinvestment of dividends and
   distributions ....................................    704,200,807    330,959,499    58,042,929     28,932,663
  Shares redeemed ...................................   (282,642,349)  (257,365,702)  (60,861,388)   (64,369,805)
                                                     -------------- -------------- -------------- --------------
 Total Class IA transactions ........................  1,177,593,257    583,344,288   252,718,980    193,660,849
                                                     -------------- -------------- -------------- --------------
 Class IB:
  Shares sold .......................................      1,237,252             --       285,485             --
  Shares issued in reinvestment of dividends and
   distributions ....................................         77,249             --         8,205             --
  Shares redeemed ...................................             --             --            --             --
                                                     -------------- -------------- -------------- --------------
 Total Class IB transactions ........................      1,314,501             --       293,690             --
                                                     -------------- -------------- -------------- --------------
 Net increase in net assets derived from share
  transactions.......................................  1,178,907,758    583,344,288   253,012,670    193,660,849
                                                     -------------- -------------- -------------- --------------
INCREASE IN NET ASSETS...............................  1,746,956,579  1,413,432,139   311,191,091    264,442,110
NET ASSETS, BEGINNING OF PERIOD .....................  4,879,677,000  3,466,244,861   686,140,393    421,698,283
                                                     -------------- -------------- -------------- --------------
NET ASSETS, END OF PERIOD* .......................... $6,626,633,579 $4,879,677,000  $997,331,484   $686,140,393
                                                     ============== ============== ============== ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $(194,316) and $8,246,095 for the Common Stock Portfolio; $(3,212,284) and $455,586 for the Global Portfolio; $(614,431) and
       $6,487 for the International Portfolio; $(58,479) and $(4,129) for the Aggressive Stock Portfolio; $9,815 and $63,026 for the Conservative Investors Portfolio; $(190,700) and $86,599 for the Balanced Portfolio, as of December 31, 1996 and December 31, 1995, respectively.
**     Commencement of Operations.

See Notes to Financial Statements.

                                                                 CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO      AGGRESSIVE STOCK PORTFOLIO             PORTFOLIO                 BALANCED PORTFOLIO
------------------------------ ----------------------------- ----------------------------- ------------------------------
                APRIL 3, 1995**
   YEAR ENDED         TO                 YEAR ENDED                    YEAR ENDED                     YEAR ENDED
 DECEMBER 31,    DECEMBER 31,           DECEMBER 31,                  DECEMBER 31,                   DECEMBER 31,
      1996           1995            1996           1995           1996           1995           1996           1995
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 $  1,072,074     $   142,455   $    8,075,002 $    6,203,510  $ 12,360,795   $ 11,574,771  $   49,871,322 $   47,303,460
    3,051,749         266,775      651,846,275    346,368,084     6,689,821     11,270,671     128,392,470     64,616,058

    4,245,403         944,505      (19,577,800)   262,696,319    (4,721,182)    16,138,395      (3,420,061)   144,740,180
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
    8,369,226       1,353,735      640,343,477    615,267,913    14,329,434     38,983,837     174,843,731    256,659,698
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------

   (1,072,074)       (142,455)      (8,075,028)    (6,203,510)  (12,360,795)   (11,510,223)    (49,871,322)   (47,099,230)
     (972,982)       (240,038)         (50,994)       (43,012)      (44,557)            --        (241,952)            --
   (2,651,391)       (118,651)    (651,842,635)  (300,293,392)   (6,689,821)    (1,556,393)   (128,392,470)   (41,562,533)
           --              --       (1,362,771)            --      (396,608)            --      (2,491,886)            --
           --              --               --             --            --             --              --             --
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
   (4,696,447)       (501,144)    (661,331,428)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------

           --              --               --             --            --             --              --             --
           --              --             (452)            --            --             --              --             --
           --              --           (3,630)            --            --             --              --             --
           --              --          (32,780)            --            --             --              --             --
           --              --               --             --            --             --              --             --
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
           --              --          (36,862)            --            --             --              --             --
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
   (4,696,447)       (501,144)    (661,368,290)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
  141,011,557      29,365,420    1,093,061,087    843,611,785    50,046,532     50,112,293      64,030,181     55,178,023
    4,696,447         501,144      661,331,428    306,539,914    19,491,781     13,066,616     180,997,630     88,661,763
  (26,157,811)     (2,035,292)    (568,654,477)  (590,529,129)  (34,074,560)   (10,686,445)   (124,160,136)  (118,515,605)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
  119,550,193      27,831,272    1,185,738,038    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
           --              --          604,481             --            --             --              --             --
           --              --           36,862             --            --             --              --             --
           --              --               --             --            --             --
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
           --              --          641,343             --            --             --              --             --
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
  119,550,193      27,831,272    1,186,379,381    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
  123,222,972      28,683,863    1,165,354,568    868,350,569    30,301,406     78,409,685     114,713,776    193,322,116
   28,683,863              --    2,700,514,849  1,832,164,280   252,100,995    173,691,310   1,523,141,728  1,329,819,612
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 $151,906,835     $28,683,863   $3,865,869,417 $2,700,514,849  $282,402,401   $252,100,995  $1,637,855,504 $1,523,141,728
============== =============== ============== ============== ============== ============== ============== ===============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

                                                            GROWTH INVESTORS
                                                                PORTFOLIO
                                                     -----------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                           1996           1995
                                                     -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................. $   25,706,114  $ 23,451,903
 Realized gain--net .................................    131,200,343    20,094,016
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................    (20,549,143)  114,933,862
                                                     -------------- --------------
 Net increase in net assets from operations  ........    136,357,314   158,479,781
                                                     -------------- --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
1):
 Class IA:
  Dividends from net investment income ..............    (25,705,569)  (23,451,903)
  Dividends in excess of net investment income ......     (2,082,361)     (429,740)
  Distributions from realized gains..................   (131,199,726)  (11,896,371)
  Distributions in excess of realized gains .........       (570,518)           --
                                                     -------------- --------------
 Total Class IA dividends and distributions  ........   (159,558,174)  (35,778,014)
                                                     -------------- --------------
 Class IB:
  Dividends from net investment income ..............           (545)           --
  Dividends in excess of net investment income ......         (2,449)           --
  Distributions from realized gains .................           (617)           --
  Distributions in excess of realized gains .........         (6,239)           --
                                                     -------------- --------------
 Total Class IB dividends and distributions  ........         (9,850)           --
                                                     -------------- --------------
 Decrease in net assets from dividends and
  distributions .....................................   (159,568,024)  (35,778,014)
                                                     -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................    297,495,728   264,281,654
  Shares issued in reinvestment of dividends and
   distributions ....................................    159,558,174    35,778,014
  Shares redeemed ...................................    (28,339,916)  (19,105,124)
                                                     -------------- --------------
 Total Class IA transactions ........................    428,713,986   280,954,544
                                                     -------------- --------------
 Class IB:
  Shares sold .......................................        468,087            --
  Shares issued in reinvestment of dividends and
   distributions ....................................          9,850            --
  Shares redeemed ...................................            (90)           --
                                                     -------------- --------------
 Total Class IB transactions ........................        477,847            --
                                                     -------------- --------------
 Net increase in net assets derived from
  share transactions ................................    429,191,833   280,954,544
                                                     -------------- --------------
INCREASE IN NET ASSETS ..............................    405,981,123   403,656,311
NET ASSETS, BEGINNING OF PERIOD .....................    896,133,860   492,477,549
                                                     -------------- --------------
NET ASSETS, END OF PERIOD* .......................... $1,302,114,983  $896,133,860
                                                     ============== ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $(1,135,946) and $105,968 for the Growth Investors Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------------------------

                                                                                       EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT        (NOTE 1)      YIELD*
------------------------------------------------------ -------------- -------------- -----------
SHORT-TERM DEBT SECURITIES:
BANK NOTES
Bank of New York:
 Due 03/24/97..........................................  $10,000,000    $10,001,699      5.48%
 Due 04/01/97..........................................    5,000,000      5,000,441      5.47
                                                                      --------------
  TOTAL BANK NOTES (3.2%) .............................                  15,002,140
                                                                      --------------
CERTIFICATES OF DEPOSIT
Bayerische Vereinsbank AG
 Due 07/29/97..........................................   15,000,000     15,004,438      5.50
Caisse Nationale de Credit Agricole
 Due 09/05/97..........................................   15,000,000     15,008,047      5.47
First National Bank-Chicago
 Due 06/18/97..........................................   10,000,000     10,006,299      5.51
Bank of Tokyo-Mitsubishi Bank Ltd., N.Y.
 Due 04/30/97..........................................   17,000,000     17,006,022      5.72
Norinchukin Bank Ltd.:
 Due 04/07/97..........................................    8,000,000      8,004,587      5.47
 Due 04/23/97..........................................    9,000,000      9,009,161      5.46
Sumitomo Bank Ltd.
 Due 01/27/97..........................................   17,000,000     17,004,514      5.78
                                                                      --------------
  TOTAL CERTIFICATES OF DEPOSIT (19.5%) ...............                  91,043,068
                                                                      --------------
COMMERCIAL PAPER
Alamo Funding
 Due 01/30/97..........................................   17,500,000     17,425,285      5.53
Allianz of America Financial Corp.
 Due 04/24/97..........................................    8,000,000      7,867,916      5.53
Atlas Funding Corp.:
 Due 01/21/97..........................................   16,400,000     16,351,893      5.51
 Due 02/04/97..........................................    1,253,000      1,246,764      5.50
Barton Capital Corp.:
 Due 01/31/97..........................................   13,600,000     13,540,273      5.50
 Due 06/16/97..........................................    3,876,000      3,781,990      5.55
Beta Finance, Inc.:
 Due 03/10/97..........................................    5,000,000      4,950,228      5.52
 Due 03/13/97..........................................    5,000,000      4,948,032      5.52
 Due 06/02/97..........................................    6,000,000      5,866,747      5.54
BHF Delaware, Inc.
 Due 03/10/97..........................................    5,000,000      4,950,228      5.52
Briarcliff Capital Corp.
 Due 01/24/97..........................................    1,910,000      1,903,557      5.51
Centauri Corp.:
 Due 03/13/97..........................................    6,300,000      6,234,272      5.54
 Due 04/11/97..........................................   11,200,000     11,036,356      5.52
Chase Manhattan Bank
 Due 03/14/97..........................................    5,000,000      4,947,300      5.52
Enterprise Funding Corp.
 Due 03/03/97..........................................    1,290,000      1,278,481      5.51
Eureka Corp.
 Due 02/03/97..........................................   14,000,000     13,932,368      5.50
General Electric Capital Corp.
 Due 03/03/97..........................................    5,000,000      4,955,182      5.54
Greenwich Asset Funding, Inc.
 Due 03/24/97..........................................    8,835,000      8,728,945      5.52
International Securitization
 Due 02/20/97..........................................    7,715,000      7,658,531      5.51

                                      48

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
-----------------------------------------------------------------------------          EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT        (NOTE 1)      YIELD*
------------------------------------------------------  -------------- -------------- -----------
Jefferson Smurfit Corp.:
 Due 02/19/97..........................................  $ 5,000,000    $  4,964,135     5.51%
 Due 03/18/97..........................................    4,100,000       4,054,385     5.52
Morgan (J.P.) & Co.
 Due 03/05/97..........................................    5,000,000       4,953,888     5.52
Morgan Stanley Group, Inc.
 Due 02/12/97..........................................   17,500,000      17,391,588     5.55
Old Line Funding Corp.:
 Due 02/24/97..........................................   10,000,000       9,920,950     5.51
 Due 03/11/97..........................................    7,500,000       7,424,244     5.52
Premium Funding-Series B
 Due 02/18/97..........................................    2,000,000       1,985,947     5.51
Premium Funding-Series A & E:
 Due 02/05/97..........................................   10,108,000      10,056,211     5.50
 Due 02/14/97..........................................    5,400,000       5,365,218     5.51
Ranger Funding Corp.:
 Due 02/04/97..........................................    6,189,000       6,158,196     5.50
 Due 02/13/97..........................................    5,000,000       4,968,526     5.51
Receivable Capital Corp.
 Due 05/01/97..........................................   12,100,000      11,887,847     5.53
Riverwood Funding Corp.
 Due 02/14/97..........................................   17,500,000      17,387,281     5.51
R.O.S.E. Funding Ltd.
 Due 03/26/97..........................................   17,500,000      17,284,804     5.52
Sigma Finance Corp.:
 Due 02/10/97..........................................    5,800,000       5,766,038     5.51
 Due 04/09/97..........................................    4,500,000       4,435,565     5.52
Three Rivers Funding:
 Due 01/21/97..........................................    3,859,000       3,847,680     5.51
 Due 01/27/97..........................................    8,046,000       8,015,318     5.51
Working Capital Management, Inc.
 Due 01/13/97..........................................   17,500,000      17,468,675     5.60
                                                                      --------------
  TOTAL COMMERCIAL PAPER (65.4%) ......................                  304,940,844
                                                                      --------------
VARIABLE RATE LIBOR
General Electric Capital Corp.
 Due 06/27/97..........................................    5,000,000       4,997,351     5.72
Goldman Sachs & Co.
 Due 01/13/97..........................................   15,000,000      15,000,406     5.73
Merrill Lynch & Co., Inc.
 Due 03/24/97..........................................   15,000,000      14,998,479     5.76
                                                                      --------------
  TOTAL VARIABLE RATE LIBOR (7.5%) ....................                   34,996,236
                                                                      --------------
VARIABLE RATE SECURITIES (1.1%)
General Electric Capital Corp.
 Due 05/12/97..........................................    5,000,000       5,008,464     5.21
                                                                      --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (96.7%)
 (Amortized Cost $450,833,231) ........................                  450,990,752
OTHER ASSETS LESS LIABILITIES (3.3%)...................                   15,615,442
                                                                      --------------
NET ASSETS (100.0%) ...................................                 $466,606,194
                                                                      ==============

------------
* Based on market values at the close of business on December 31, 1996.

See Notes to Financial Statements.

                                      49

THE HUDSON RIVER TRUST
INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------------------------


                                 PRINCIPAL       VALUE
                                   AMOUNT      (NOTE 1)
------------------------------ ------------ -------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE
 OBLIGATIONS (0.5%)
Federal Home Loan
 Mortgage Corp.
 5.75% PAC-1(11), 10/15/11 .... $   454,373   $   453,379
                                            -------------
MORTGAGE RELATED (28.8%)
Federal Home Loan
 Mortgage Corp:
 7.0% TBA, 12/10/11............   5,900,000     5,898,159
 9.5%, 01/01/20 ...............       4,951         5,329
Federal National Mortgage
 Association:
 8.031%, 05/01/27 (a)..........   1,639,402     1,718,307
 7.0% 7 Year Balloon,
 04/01/03......................     503,023       504,284
 7.0% 7 Year Balloon,
 05/01/03......................     775,588       777,531
 7.0% 7 Year Balloon,
 06/01/03......................   4,828,104     4,840,203
 7.0% 7 Year Balloon,
 07/01/03......................   1,084,899     1,087,619
 7.0% 7 Year Balloon,
 08/01/03......................   2,059,778     2,064,938
Government National Mortgage
 Association:
 8.0%, 06/15/23................     961,303       980,530
 8.0%, 11/15/23................     287,762       293,518
 8.0%, 07/15/24................     294,082       299,964
 8.0%, 09/15/24................     362,341       369,588
 8.0%, 10/15/24................     271,178       276,602
 8.0%, 11/15/24................     278,497       284,067
 8.0%, 03/15/25................     326,433       332,962
 8.0%, 04/15/25................     321,914       328,353
 8.0%, 05/15/25................   1,496,347     1,526,276
 8.0%, 05/15/26................     714,987       729,289
 8.0%, 07/15/26................   3,051,008     3,112,030
                                            -------------
                                               25,429,549
                                            -------------
U.S. GOVERNMENT & AGENCIES (68.5%)
Federal Home Loan Bank
 5.5%, 01/10/01 ............... $ 4,500,000   $ 4,373,955
Resolution Funding S.T.R.I.P.S
 Zero Coupon Deb., 04/15/99 ...   5,000,000     4,367,750
Tennessee Valley Authority
 6.5%, 08/20/01 ...............   5,400,000     5,422,787
U.S. Treasury:
 6.125% Note, 08/31/98.........   6,800,000     6,819,128
 6.0% Note, 08/15/99...........  14,000,000    13,995,630
 5.5% Note, 12/31/00...........   6,600,000     6,447,375
 6.625% Note, 06/30/01.........   3,200,000     3,251,002
 6.25% Note, 10/31/01..........   4,000,000     4,002,500
 5.875% Note, 11/30/01.........   3,700,000     3,645,658
 11.875% Bond, 11/15/03........   6,300,000     8,213,625
                                            -------------
                                               60,539,410
                                            -------------
TOTAL LONG-TERM DEBT SECURITIES (97.8%)
 (Amortized Cost $85,801,169) .                86,422,338
                                            -------------

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.0%, due 01/02/97............     500,000       499,931
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97............   5,700,000     5,699,097
                                            -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (7.0%) .............                 6,199,028
                                            -------------
TOTAL SHORT-TERM DEBT SECURITIES (7.0%)
 (Amortized Cost $6,199,028) ..                 6,199,028
                                            -------------
TOTAL INVESTMENTS (104.8%)
 (Amortized Cost $92,000,197) .                92,621,366
OTHER ASSETS LESS LIABILITIES (-4.8%)          (4,236,941)
                                            -------------
NET ASSETS (100.0%)............               $88,384,425
                                            =============

------------
(a)    Adjustable rate mortgage; stated interest rate in effect at December
       31, 1996.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                  PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
------------------------------- ------------ --------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (8.7%)
Reliance Industries Ltd.
 10.375%, 06/24/16+............. $ 6,700,000   $  7,253,554
Soc Quimica Y Minera
 7.7%, 09/15/06+................   6,000,000      6,154,620
                                             --------------
 TOTAL BASIC MATERIALS (8.7%) ..                 13,408,174
                                             --------------
CREDIT SENSITIVE
BANKS (4.3%)
Zion's First National Bank
 8.536%, 12/15/26+..............   6,500,000      6,704,945
                                             --------------
FOREIGN GOVERNMENT (13.5%)
Government of Australia
 7.0%, 04/15/00.................  17,250,000     13,819,508
Republic of Poland
 4.0% PDI, 10/27/14(a)..........   8,500,000      7,182,500
                                             --------------
                                                 21,002,008
                                             --------------
INSURANCE (3.3%)
Conseco Finance Trust II
 8.7%, 11/15/26.................   5,050,000      5,076,109
                                             --------------
MORTGAGE RELATED (23.6%)
Chase Manhattan Grantor Trust
 5.2%, 02/15/02.................   5,926,867      5,874,854
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................   7,735,144      7,732,731
Federal National Mortgage
 Association:
 6.5%, 05/01/11.................  13,074,403     12,837,429
 6.5%, 08/01/11.................   2,124,701      2,086,191
 7.0%, 05/01/26.................   8,269,379      8,091,075
                                             --------------
                                                 36,622,280
                                             --------------
UTILITY--ELECTRIC (4.7%)
Empresa Electrica del Norte
 7.75%, 03/15/06+............... $ 7,165,000   $  7,223,538
                                             --------------
UTILITY--GAS (3.3%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............   5,000,000      5,081,075
                                             --------------
U.S. GOVERNMENT (34.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........  25,290,000     25,511,288
 6.25% Note, 10/31/01...........  14,735,000     14,744,209
 5.75% Note, 08/15/03...........  13,000,000     12,610,000
                                             --------------
                                                 52,865,497
                                             --------------
 TOTAL CREDIT SENSITIVE
 (86.8%)........................                134,575,452
                                             --------------
TOTAL LONG-TERM DEBT SECURITIES (95.5%)
 (Amortized Cost $145,706,771) .                147,983,626
                                             --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97.............   5,300,000      5,299,161
                                             --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.4%)
 (Amortized Cost $5,299,161) ...                  5,299,161
                                             --------------
TOTAL INVESTMENTS (98.9%)
 (Amortized Cost $151,005,932) .                153,282,787
OTHER ASSETS
 LESS LIABILITIES (1.1%)........                  1,740,685
                                             --------------
NET ASSETS (100.0%).............               $155,023,472
                                             ==============


------------
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $32,417,732 or 20.9% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                    NUMBER        VALUE
                                  OF SHARES     (NOTE 1)
------------------------------- ------------ -------------
COMMON STOCKS AND WARRANTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
Pegasus Media & Communications
 (Class B)* ...................          150   $     45,000
                                             -------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--
 Warrants* ....................       11,850        17,775
                                             -------------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants* ....................        5,000        20,000
Florists Transworld Corp.
 (Class B)*+ ..................       18,750        18,750
                                             -------------
 TOTAL CONSUMER CYCLICALS (0.0%)                    38,750
                                             -------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
 Inc.--Warrants* ..............          618        80,340
                                             -------------
SOAPS & TOILETRIES (0.1%)
Renaissance Cosmetics--
 Warrants*+ ...................        2,000       100,000
                                             -------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                180,340
                                             -------------
TOTAL COMMON STOCKS
 AND WARRANTS (0.1%)
 (Cost $157,935) ..............                    281,865
                                             -------------
PREFERRED STOCKS:
BUSINESS SERVICES (3.4%)
PRINTING, PUBLISHING &
 BROADCASTING
Cablevision Systems Corp.
 11.125%, Series M (a) ........       75,495     6,775,676
                                             -------------
TOTAL PREFERRED STOCKS (3.4%)
 (Cost $7,042,039) ............                  6,775,676
                                             -------------
                                  PRINCIPAL
                                    AMOUNT
                                ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (4.9%)
Kaiser Aluminum & Chemical
 10.875%, 10/15/06+ ...........   $4,000,000     4,240,000
                                             -------------
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02 ...........    5,500,000     5,527,500
                                             -------------
                                                 9,767,500
                                             -------------
METALS & MINING (1.3%)
Great Lakes Carbon Corp.
 10.0%, 01/01/06 ..............    2,500,000     2,650,000
                                             -------------
PAPER (3.4%)
FSW International
 12.5%, 11/01/06+ .............    4,000,000     4,240,000
Maxxam Group Holdings, Inc.
 12.0%, 08/01/03+ .............    2,500,000     2,550,000
                                             -------------
                                                 6,790,000
                                             -------------

                                 PRINCIPAL       VALUE
                                   AMOUNT       (NOTE 1)
------------------------------ ------------ --------------
STEEL (3.3%)
AK Steel Corp.
 9.125%, 12/15/06+ ............  $4,000,000   $ 4,103,752
Ivaco, Inc.
 11.5%, 09/15/05 ..............   2,500,000     2,487,500
                                            --------------
                                                6,591,252
                                            --------------
 TOTAL BASIC MATERIALS (12.9%)                 25,798,752
                                            --------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (16.3%)
All American Communications,
 Inc.
 10.875%, 10/15/01 ............   4,000,000     4,060,000
Albritton Communications
 9.75%, 11/30/07 ..............   5,000,000     4,850,000
Goss Graphic Systems, Inc.
 12.0%, 10/15/06 ..............   5,250,000     5,407,500
Grupo Televisa S.A.
 Zero Coupon, 05/15/08 (b) ....   9,000,000     5,940,000
Park Broadcasting, Inc.
 11.75%, 05/15/04+ ............   5,000,000     5,875,000
Telemundo Group, Inc.
 7.0%, 02/15/06 (c) ...........   6,735,000     6,499,275
                                            --------------
                                               32,631,775
                                            --------------
TRUCKING, SHIPPING (2.1%)
Ryder Trucks Inc.
 10.0%, 12/01/06+ .............   4,000,000     4,160,000
                                            --------------
 TOTAL BUSINESS SERVICES (18.4%)               36,791,775
                                            --------------
CAPITAL GOODS
AEROSPACE (1.8%)
Hawk Corp.
 10.25%, 12/01/03+ ............  3,500,000      3,570,000
                                            --------------
MACHINERY (2.1%)
Dictaphone Corp.
 11.75%, 08/01/05 .............  4,500,000      4,140,000
                                            --------------
 TOTAL CAPITAL GOODS (3.9%)                     7,710,000
                                            --------------
CONSUMER CYCLICALS
AIRLINES (1.0%)
Continental Airlines, Inc.
 9.5%, 12/15/01+ ..............  2,000,000      2,030,000
                                            --------------
AUTO RELATED (1.5%)
Harvard Industries, Inc.
 12.0%, 07/15/04 ..............  3,500,000      3,027,500
                                            --------------
LEISURE RELATED (4.2%)
American Skiing Corp.
 12.0%, 07/15/06+ .............  4,000,000      4,210,000
Waterford Gaming LLC
 12.75%, 11/15/03+ ............  4,000,000      4,170,000
                                            --------------
                                                8,380,000
                                            --------------
RETAIL--GENERAL (2.1%)
Pantry, Inc.
 12.0%, 11/15/00 ..............  4,500,000      4,241,250
                                            --------------
 TOTAL CONSUMER CYCLICALS (8.8%)               17,678,750
                                            --------------

                                      52

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                 PRINCIPAL       VALUE
                                   AMOUNT       (NOTE 1)
------------------------------  ------------ --------------

CONSUMER NONCYCLICALS
CONTAINERS (3.0%)
Gaylord Container Corp.
 11.5%, 05/15/01 ..............  $3,500,000   $  3,780,000
MVE, Inc.
 12.5%, 02/15/02 ..............   2,000,000      2,160,000
                                            --------------
                                                 5,940,000
                                            --------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Quest Diagnostic, Inc.
 10.75%, 12/15/06 .............   3,452,000      3,624,600
Unison Healthcare Corp.
 12.25%, 11/01/06+ ............   2,500,000      2,562,500
                                            --------------
                                                 6,187,100
                                            --------------
 TOTAL CONSUMER NONCYCLICALS (6.1%)             12,127,100
                                            --------------
CREDIT SENSITIVE
FOREIGN GOVERNMENT (1.2%)
Republic of Russia
 Floater, 12/15/20 (d) ........   4,000,000      2,335,000
                                            --------------
UTILITY--ELECTRIC (1.5%)
AES China Generating Co.
 10.125%, 12/15/06 ............   3,000,000      3,120,000
                                            --------------
 TOTAL CREDIT SENSITIVE (2.7%)                   5,455,000
                                            --------------
ENERGY
OIL--DOMESTIC (7.9%)
Abraxas Petroleum Corp.
 11.5%, 11/01/04+ .............   3,500,000      3,718,750
National Energy Group
 10.75%, 11/01/06+ ............   6,500,000      6,760,000
TransTexas Gas Corp.
 Zero Coupon, 12/31/03 (b) ....   9,512,000      5,231,600
                                            --------------
                                                15,710,350
                                            --------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Deeptech International, Inc.
 12.0%, 12/15/00 ..............   3,500,000      3,675,000
Transamerican Refining Corp.
 Zero Coupon, 02/15/02 (b) ....   6,750,000      5,568,750
                                            --------------
                                                 9,243,750
                                            --------------
 TOTAL ENERGY (12.5%)                           24,954,100
                                            --------------
TECHNOLOGY
ELECTRONICS (11.8%)
Advanced Micro Devices
 11.0%, 08/01/03 ..............   6,000,000      6,510,000
Anacomp, Inc.
 13.0%, 06/04/02 (e) ..........  $4,500,000   $  4,826,250
Sullivan Graphic, Inc.
 12.75%, 08/01/05 .............   5,000,000      4,825,000
Unisys Corp.:
 12.0%, 04/15/03 ..............   5,000,000      5,325,000
 11.75%, 10/15/04 .............   2,000,000      2,135,000
                                            --------------
                                                23,621,250
                                            --------------
TELECOMMUNICATIONS (12.8%)
CAI Wireless Systems, Inc.
 12.25%, 09/15/02 .............   4,880,000      2,244,800
Celestica International, Inc.
 10.5%, 12/31/06+ .............   2,500,000      2,625,000
Colt Telecom Group PLC
 Zero Coupon, 12/15/06 (b) ....   7,000,000      4,200,000
Ionica Corp. PLC
 13.5%, 08/15/06+ (f) .........   6,000,000      6,720,000
Lodgenet Entertainment
 10.25%, 12/15/06+ ............   2,500,000      2,506,250
Nextel Communications
 Zero Coupon, 08/15/04 (b) ....   7,000,000      4,777,500
Phonetel Technologies, Inc.
 12.0%, 12/15/06 ..............   2,500,000      2,587,500
                                            --------------
                                                25,661,050
                                            --------------
 TOTAL TECHNOLOGY (24.6%) .....                 49,282,300
                                            --------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost $174,112,832)                 179,797,777
                                            --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.26%, due 01/15/97 ..........   2,300,000      2,295,296
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ...........   8,400,000      8,398,670
                                            --------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (5.4%) .............                 10,693,966
                                            --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Amortized Cost $10,693,966) .                 10,693,966
                                            --------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost $192,006,772)            197,549,284
OTHER ASSETS
 LESS LIABILITIES (1.2%) ......                  2,496,181
                                            --------------
NET ASSETS (100.0%) ...........               $200,045,465
                                            ==============



------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $64,160,002 or 32.1% of net assets.
(a) Dividends may be paid-in-kind or in cash until a specific date; thereafter, all payments will be in cash.
(b) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
(d)    Security purchased on a when issued basis.
(e)    Paid-in-kind.
(f) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                   NUMBER        VALUE
                                  OF SHARES     (NOTE 1)
------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (1.2%)
CHEMICALS
Dow Chemical Co. ..............     35,000    $  2,743,125
                                            --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
WMX Technologies, Inc. ........     40,000       1,305,000
                                            --------------
PRINTING, PUBLISHING &
 BROADCASTING (3.3%)
Comcast Corp. (Class A) SPL ...     92,000       1,638,750
LibertyMediaGroup(ClassA)* ....     62,000       1,770,875
Lin Television Corp.* .........     26,000       1,098,500
New York Times Co. ............     41,000       1,558,000
Time Warner, Inc. .............     44,000       1,650,000
                                            --------------
                                                 7,716,125
                                            --------------
TRUCKING, SHIPPING (0.5%)
Xtra Corp. ....................     26,500       1,149,438
                                            --------------
 TOTAL BUSINESS SERVICES (4.4%)                 10,170,563
                                            --------------
CAPITAL GOODS
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Louisiana Pacific Corp. .......     75,000       1,584,375
                                            --------------
ELECTRICAL EQUIPMENT (1.3%)
General Electric Co. ..........     30,000       2,966,250
                                            --------------
 TOTAL CAPITAL GOODS (2.0%)                      4,550,625
                                            --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.8%)
Reebok International Ltd. .....     45,000       1,890,000
                                            --------------
AUTO RELATED (1.7%)
Goodyear Tire & Rubber Co. ....     76,500       3,930,188
                                            --------------
FOOD SERVICES, LODGING (0.4%)
Brinker International, Inc.* ..     60,000         960,000
                                            --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Black & Decker Corp. ..........     42,500       1,280,313
Sunbeam Corp. .................     38,000         978,500
                                            --------------
                                                 2,258,813
                                            --------------
RETAIL--GENERAL (3.7%)
AutoZone, Inc.* ...............     51,200       1,408,000
Dayton Hudson Corp. ...........     58,000       2,276,500
Federated Department Stores,
 Inc.* ........................     38,000       1,296,750
Price/Costco, Inc.* ...........     75,000       1,884,374
Sears, Roebuck & Co. ..........     40,000       1,845,000
                                            --------------
                                                 8,710,624
                                            --------------
 TOTAL CONSUMER CYCLICALS (7.6%)                17,749,625
                                            --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.6%)
Anheuser Busch, Inc. ..........     53,000       2,120,000
Pepsico, Inc. .................    135,700       3,969,225
                                            --------------
                                                 6,089,225
                                            --------------
FOODS (5.7%)
Campbell Soup Co. .............     90,000       7,222,500
General Mills, Inc. ...........     35,000       2,218,124
Nabisco Holdings Corp.
 (Class A) ....................     54,000    $  2,099,250
Whitman Corp. .................     76,000       1,738,500
                                            --------------
                                                13,278,374
                                            --------------
DRUGS (7.0%)
Amgen, Inc.* ..................     12,700         690,570
Bristol-Myers Squibb Co. ......     25,000       2,718,750
Centocor, Inc.* ...............    101,000       3,610,750
Merck & Co., Inc. .............    115,200       9,129,600
                                            --------------
                                                16,149,670
                                            --------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Abbott Laboratories ...........     60,000       3,045,000
                                            --------------
RETAIL--FOOD (0.5%)
Kroger Co.* ...................     23,000       1,069,500
                                            --------------
SOAPS & TOILETRIES (0.5%)
Gillette Corp. ................     14,000       1,088,500
                                            --------------
TOBACCO (5.6%)
American Brands, Inc. .........     42,000       2,084,250
Philip Morris Cos., Inc. ......     56,500       6,363,313
RJR Nabisco Holdings Corp. ....    135,500       4,607,000
                                            --------------
                                                13,054,563
                                            --------------
 TOTAL CONSUMER NONCYCLICALS (23.2%)            53,774,832
                                            --------------
CREDIT SENSITIVE
BANKS (5.7%)
Chase Manhattan Corp. .........     25,200      2,249,100
First Union Corp. .............     58,000      4,292,000
Morgan (J.P.) & Co., Inc. .....     24,000      2,343,000
Wells Fargo & Co. .............     16,200      4,369,950
                                            --------------
                                               13,254,050
                                            --------------
FINANCIAL SERVICES (2.0%)
Dean Witter Discover & Co. ....     21,000      1,391,250
Merrill Lynch & Co., Inc. .....     40,000      3,260,000
                                            --------------
                                                4,651,250
                                            --------------
INSURANCE (5.5%)
General Re Corp. ..............     26,400      4,164,600
ITT Hartford Group, Inc. ......     56,600      3,820,500
PMI Group, Inc. ...............     48,600      2,691,225
Travelers Group, Inc. .........     45,333      2,056,985
                                            --------------
                                               12,733,310
                                            --------------
UTILITY--ELECTRIC (4.2%)
Cinergy Corp. .................     60,000      2,002,500
FPL Group, Inc. ...............     43,000      1,978,000
Houston Industries, Inc. ......     60,000      1,357,500
NIPSCO Industries, Inc. .......     28,000      1,109,500
Pinnacle West Capital Corp. ...     36,000      1,143,000
Texas Utilities Co. ...........     55,000      2,241,250
                                            --------------
                                                9,831,750
                                            --------------
UTILITY--GAS (1.2%)
Consolidated Natural Gas Co. ..     50,000      2,762,500
                                            --------------
UTILITY--TELEPHONE (5.2%)
AT&T Corp. ....................    254,100     11,053,349
LCI International, Inc.* ......     39,610        851,615
                                            --------------
                                               11,904,964
                                            --------------
 TOTAL CREDIT SENSITIVE (23.8%)                55,137,824
                                            --------------

                                      54

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                   NUMBER        VALUE
                                  OF SHARES     (NOTE 1)
------------------------------- ----------- --------------
ENERGY
COAL & GAS PIPELINES (0.9%)
MCN Corp. .....................     70,000    $  2,021,250
                                            --------------
OIL--DOMESTIC (0.3%)
Apache Corp. ..................     22,000         778,250
                                            --------------
OIL--INTERNATIONAL (5.6%)
Exxon Corp. ...................     80,000       7,840,000
Mobil Corp. ...................     42,300       5,171,175
                                            --------------
                                                13,011,175
                                            --------------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Transocean Offshore, Inc. .....      9,900         619,988
                                            --------------
RAILROADS (1.4%)
Canadian Pacific Ltd. .........     39,000       1,033,500
Union Pacific Corp. ...........     39,000       2,344,875
                                            --------------
                                                 3,378,375
                                            --------------
 TOTAL ENERGY (8.5%) ..........                 19,809,038
                                            --------------
TECHNOLOGY
ELECTRONICS (3.9%)
Atmel Corp.* ..................     90,000       2,981,250
National Semiconductor Corp.* .    153,000       3,729,375
Seagate Technology, Inc.* .....     12,811         506,035
Tyco International Ltd. .......     33,900       1,792,463
                                            --------------
                                                 9,009,123
                                            --------------
OFFICE EQUIPMENT (2.8%)
Compaq Computer Corp.* ........     25,000       1,856,250
International Business Machines
 Corp. ........................     20,000       3,020,000
Xerox Corp. ...................     30,000       1,578,750
                                            --------------
                                                 6,455,000
                                            --------------
TELECOMMUNICATIONS (4.1%)
ICG Communications, Inc.* .....     21,552         379,854
MFS Communications Co., Inc.* .      1,045          56,953
Nokia Corp. (ADR) .............     62,000       3,572,750
Scientific Atlanta, Inc. ......    100,000       1,500,000
Teleport Communications Group,
 Inc. (Class A)* ..............     79,700       2,430,850
Vodafone Group PLC (ADR) ......     41,000       1,696,374
                                            --------------
                                                 9,636,781
                                            --------------
 TOTAL TECHNOLOGY (10.8%) .....                 25,100,904
                                            --------------
DIVERSIFIED (0.7%)
MISCELLANEOUS
Allied Signal, Inc. ...........     27,000       1,809,000
                                            --------------
TOTAL COMMON STOCKS (82.2%)
 (Cost $168,673,703) ..........                190,845,536
                                            --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Air Finance Trust
 8.5% Conv. ...................      7,500         502,500
                                            --------------
APPAREL, TEXTILE (0.2%)
Designer Finance Trust
 6.0% Conv. ...................      6,900         319,125
                                            --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                   821,625
CONSUMER NONCYCLICALS (0.5%)                --------------
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ...................     23,100      $1,201,200
                                            --------------
CREDIT SENSITIVE
BANKS (0.3%)
First Chicago NBD Corp.
 5.75% Conv. Series B .........      7,600         685,900
                                           ---------------
FINANCIAL SERVICES (0.1%)
Money Store
 6.5% Conv. ...................     12,000         328,500
                                           ---------------
INSURANCE (0.3%)
PennCorp Financial Group, Inc.
 7.0% Conv.+ ..................     10,050         597,975
                                           ---------------
 TOTAL CREDIT SENSITIVE (0.7%)                   1,612,375
                                           ---------------
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv. ...................     18,700       1,706,375
                                           ---------------
TOTAL PREFERRED STOCKS (2.3%)
 (Cost $4,309,492) ............                  5,341,575
                                           ---------------

                                  PRINCIPAL
                                    AMOUNT
                                 -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+...........$490,000          592,900
                                             -------------
PROFESSIONAL SERVICES (0.9%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............ 220,000          431,475
Danka Business Systems PLC
 6.75% Conv., 04/01/02........... 470,000          634,500
First Financial Management Corp.
 5.0% Conv., 12/15/99............ 655,000        1,101,218
                                             -------------
                                                 2,167,193
                                             -------------
 TOTAL BUSINESS SERVICES (1.2%)                  2,760,093
                                             -------------
CAPITAL GOODS (0.2%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+........... 510,000          484,500
                                             -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.3%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+........... 790,000          786,050
                                             -------------
FOOD SERVICES, LODGING (0.5%)
HFS, Inc.
 4.5% Conv., 10/01/99............ 320,000        1,059,200
                                             -------------
RETAIL--GENERAL (0.5%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............ 500,000          460,000
U.S. Office Products Co.
 5.5% Conv. Sub. Notes,
 02/01/01........................ 490,000          637,000
                                             -------------
                                                 1,097,000
                                             -------------
 TOTAL CONSUMER CYCLICALS (1.3%)                 2,942,250
                                             -------------

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

                                  PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
------------------------------- ------------ --------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ ...   $  500,000   $   538,750
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+ .......      505,000       530,250
                                             --------------
                                                 1,069,000
                                             --------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+ .......      545,000       587,237
Healthsouth Corp.
 5.0% Conv., 04/01/01 .........      270,000       558,563
Phycor, Inc.
 4.5% Conv., 02/01/03 .........      540,000       525,825
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05 .........      415,000       435,750
                                             --------------
                                                 2,107,375
                                             --------------
 TOTAL CONSUMER NONCYCLICALS (1.4%)              3,176,375
                                             --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.9%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+ ........      330,000       445,913
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03 .......      760,000       760,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ..      365,000       487,731
Safeguard Scientifics
 6.0% Conv., 02/01/06+ ........      345,000       376,050
                                             --------------
                                                 2,069,694
                                             --------------
INSURANCE (0.3%)
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+ .......      660,000       716,100
                                             --------------
 TOTAL CREDIT SENSITIVE (1.2%)                   2,785,794
                                             --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 .........      395,000       489,800
Swift Energy Co.
 6.25% Conv., 11/15/06 ........      375,000       411,563
                                             --------------
                                                   901,363
                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+ ....................      370,000       429,200
                                             --------------
 TOTAL ENERGY (0.6%)                             1,330,563
                                             --------------
TECHNOLOGY
ELECTRONICS (4.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ....................      905,000     1,400,487
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ....   $1,135,000   $ 2,008,950
 7.0% Conv. Sub. Euro, 03/15/06      100,000       177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05 .......      500,000       647,500
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+ .......      215,000       314,169
LSI Logic Corp.
 5.5% Conv., 03/15/01+ ........      425,000       932,875
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+ ......      645,000       632,100
Sanmina Corporation
 5.5% Conv., 08/15/02+ ........      750,000     1,568,438
SCI Systems, Inc.
 5.0% Conv., 05/01/06 .........      780,000       891,150
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+ ....................      350,000       383,250
3Com Corp.
 10.25% Conv., 11/01/01+ ......      495,000     1,092,712
                                             --------------
                                                10,048,631
                                             --------------
TELECOMMUNICATIONS (0.9%)
Bay Networks, Inc.
 5.25%, 05/15/03+ .............      270,000       243,675
BBN Corp.
 6.0% Conv., 04/01/12 .........      710,000       688,700
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ..    1,020,000     1,056,975
                                             --------------
                                                 1,989,350
                                             --------------
 TOTAL TECHNOLOGY (5.2%) ......                 12,037,981
                                             --------------
DIVERSIFIED (0.4%)
MISCELLANEOUS
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 ....      585,000     1,159,763
                                             --------------
TOTAL LONG-TERM DEBT SECURITIES (11.5%)
 (Amortized Cost $22,329,200) .                 26,677,319
                                             --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.25%, due 01/02/97 ..........    3,000,000     2,999,563
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ...........    5,900,000     5,899,065
                                             -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (3.9%) .............                  8,898,628
                                             -------------
TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
 (Amortized Cost $8,898,628) ..                  8,898,628
                                             -------------
TOTAL INVESTMENTS (99.9%)
 (Cost/Amortized Cost $204,211,023)            231,763,058
OTHER ASSETS
 LESS LIABILITIES (0.1%) ......                    317,330
                                             -------------
NET ASSETS (100.0%) ...........               $232,080,388
                                             =============

------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $14,197,337 or 6.1% of net assets.
      Glossary:
      ADR--American Depository Receipt

                         See Notes to Financial Statements.

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.5%)
Air Products & Chemicals, Inc. ...     7,400     $   511,525
Avery Dennison Corp. .............     7,200         254,700
Dow Chemical Co. .................    16,100       1,261,837
Dupont (E.I.) de Nemours & Co. ...    37,300       3,520,187
Eastman Chemical Company .........     5,400         298,350
Ecolab, Inc. .....................     5,000         188,125
FMC Corp.* .......................     2,600         182,325
Goodrich (B.F.) Co. ..............     4,400         178,200
Grace (W.R.) & Co. ...............     6,400         331,200
Hercules, Inc. ...................     6,800         294,100
Millipore Corp. ..................     5,000         206,875
Monsanto Co. .....................    38,900       1,512,238
Nalco Chemical Co. ...............     5,100         184,238
Rohm & Haas Co. ..................     4,200         342,825
Union Carbide Corp. ..............     8,400         343,350
                                               --------------
                                                   9,610,075
                                               --------------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp. .......     4,400         205,700
Morton International, Inc. .......    10,100         411,575
Raychem Corp. ....................     3,000         240,375
Sigma-Aldrich Corp. ..............     3,600         224,775
                                               --------------
                                                   1,082,425
                                               --------------
METALS & MINING (1.2%)
Alcan Aluminium Ltd. .............       900          30,262
Alcan Aluminium Ltd. (Canada) ....    14,800         499,908
Aluminum Co. of America ..........    12,400         790,500
Barrick Gold Corp. ...............    23,500         675,625
Cyprus Amax Minerals Co. .........     7,900         184,663
Engelhard Corp. ..................     9,450         180,731
Freeport-McMoRan
 Copper & Gold, Inc. (Class B) ...    13,600         406,300
Homestake Mining Co. .............    11,700         166,725
Inco Ltd. ........................    12,000         382,500
Newmont Mining Corp. .............     6,948         310,923
Phelps Dodge Corp. ...............     4,600         310,500
Placer Dome, Inc. ................    17,000         369,750
Reynolds Metals Co. ..............     4,300         242,412
Santa Fe Pacific Gold Corp. ......    12,420         190,958
                                               --------------
                                                   4,741,757
                                               --------------
PAPER (1.3%)
Champion International Corp. .....     6,400         276,800
Georgia Pacific Corp. ............     6,100         439,200
International Paper Co. ..........    20,225         816,584
James River Corp. ................     6,000         198,750
Kimberly Clark Corp. .............    19,022       1,811,846
Mead Corp. .......................     3,500         203,438
Moore Corp. Ltd. .................     9,100         185,412
Stone Container Corp. ............    12,400         184,450
Temple Inland, Inc. ..............     3,900         211,087
Union Camp Corp. .................     4,800         229,200
Westvaco Corp. ...................     7,500         215,625
Willamette Industries, Inc. ......     3,900         271,538
                                               --------------
                                                   5,043,930
                                               --------------
STEEL (0.3%)
Allegheny Teledyne, Inc. .........    10,600     $   243,800
Bethlehem Steel Corp.* ...........    13,600         122,400
Nucor Corp. ......................     6,100         311,100
USX-U.S. Steel Group .............     6,300         197,663
Worthington Industries, Inc. .....     8,400         152,250
                                               --------------
                                                   1,027,213
                                               --------------
 TOTAL BASIC MATERIALS (5.6%)                     21,505,400
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .    14,100         370,125
Johnson Controls, Inc. ...........     2,800         232,050
WMX Technologies, Inc. ...........    32,300       1,053,788
                                               --------------
                                                   1,655,963
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (1.9%)
Comcast Corp. (Class A) SPL ......    21,600         384,750
Deluxe Corp. .....................     6,500         212,875
Donnelley (R.R.) & Sons Co. ......    10,000         313,750
Dow Jones & Co., Inc. ............     6,400         216,800
Dun & Bradstreet Corp. ...........    12,100         287,375
Gannett Co. ......................     9,300         696,338
Jostens, Inc. ....................     8,692         183,619
King World Productions, Inc.* ....     5,200         191,750
Knight-Ridder, Inc. ..............     6,600         252,450
McGraw-Hill Companies, Inc. ......     6,600         304,425
New York Times Co. ...............     6,900         262,200
TCI Group (Class A)* .............    44,000         574,750
Time Warner, Inc. ................    37,700       1,413,750
Times Mirror Co. (Class A) .......     6,600         328,350
Tribune Co. ......................     4,100         323,387
U.S. West Media Group* ...........    41,400         765,900
Viacom, Inc. (Class A)* ..........     1,000          34,500
Viacom, Inc. (Class B)* ..........    22,500         784,687
                                               --------------
                                                   7,531,656
                                               --------------
PROFESSIONAL SERVICES (0.4%)
Block (H&R), Inc. ................     7,200         208,800
Ceridian Corp.* ..................     5,000         202,500
Cognizant Corp. ..................    11,400         376,200
Interpublic Group Cos., Inc. .....     5,400         256,500
Service Corp. International ......    15,400         431,215
                                               --------------
                                                   1,475,215
                                               --------------
TRUCKING, SHIPPING (0.3%)
Federal Express Corp.* ...........     7,800         347,100
Laidlaw, Inc. (Class B) ..........    20,800         239,200
Ryder System, Inc. ...............     6,700         188,437
                                               --------------
                                                     774,737
                                               --------------
 TOTAL BUSINESS SERVICES (3.0%) ..                11,437,571
                                               --------------
CAPITAL GOODS
AEROSPACE (2.2%)
Boeing Co. .......................    24,267       2,581,402
General Dynamics Corp. ...........     4,600         324,300
Lockheed Martin Corp. ............    12,704       1,162,416
McDonnell Douglas Corp. ..........    14,000         896,000
Northrop Grumman Corp. ...........     4,000         331,000
Raytheon Co. .....................    15,600         750,750

                                      57

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
Rockwell International Corp. .....     15,900    $   967,913
TRW, Inc. ........................      8,400        415,800
United Technologies Corp. ........     15,900      1,049,400
                                               --------------
                                                   8,478,981
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Armstrong World Industries, Inc. .      2,900        201,550
Crane Co. ........................      6,600        191,400
Louisiana Pacific Corp. ..........      8,600        181,675
Masco Corp. ......................     11,500        414,000
Owens Corning ....................      4,600        196,075
PPG Industries, Inc. .............     12,100        679,113
Sherwin Williams Co. .............      5,800        324,800
Weyerhaeuser Co. .................     13,300        630,087
                                               --------------
                                                   2,818,700
                                               --------------
ELECTRICAL EQUIPMENT (3.5%)
Emerson Electric Co. .............     14,800      1,431,900
General Electric Co. .............    110,100     10,886,138
Grainger (W.W.), Inc. ............      3,700        296,925
Thomas & Betts Corp. .............      4,200        186,375
Westinghouse Electric Corp. ......     28,100        558,487
                                               --------------
                                                  13,359,825
                                               --------------
MACHINERY (1.3%)
Case Corp. .......................      4,900        267,050
Caterpillar, Inc. ................     12,700        955,675
Cooper Industries, Inc. ..........      7,200        303,300
Cummins Engine, Inc. .............      4,400        202,400
Deere & Co. ......................     17,200        698,750
Dover Corp. ......................      7,500        376,875
Fluor Corp. ......................      5,800        363,950
Foster Wheeler Corp. .............      5,100        189,338
General Signal Corp. .............      4,500        192,375
Harnischfeger Industries Corp. ...      4,100        197,312
Illinois Tool Works, Inc. ........      8,200        654,975
Ingersoll Rand Co. ...............      7,300        324,850
Pall Corp. .......................      8,200        209,100
Parker-Hannifin Corp. ............      5,300        205,375
                                               --------------
                                                   5,141,325
                                               --------------
 TOTAL CAPITAL GOODS (7.7%) ......                29,798,831
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* .......................      5,700        502,313
Delta Air Lines, Inc. ............      4,700        333,113
Southwest Airlines Co. ...........      9,100        201,337
USAir Group, Inc.* ...............      7,400        172,975
                                               --------------
                                                   1,209,738
                                               --------------
APPAREL, TEXTILE (0.6%)
Fruit of the Loom, Inc.* .........      5,000        189,375
Liz Claiborne, Inc. ..............      4,700        181,537
National Service Industries, Inc.       5,200        194,350
Nike, Inc. (Class B) .............     18,600      1,111,350
Reebok International Ltd. ........      5,200        218,400
Russell Corp. ....................      6,500        193,375
VF Corp. .........................      4,200        283,500
                                               --------------
                                                   2,371,887
                                               --------------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. .........      7,400    $   146,150
Dana Corp. .......................      6,200        202,275
Eaton Corp. ......................      5,600        390,600
Echlin, Inc. .....................      5,500        173,938
Genuine Parts Co. ................      8,500        378,250
Goodyear Tire & Rubber Co. .......      9,100        467,512
Snap-On, Inc. ....................      5,050        179,906
                                               --------------
                                                   1,938,631
                                               --------------
AUTOS & TRUCKS (1.8%)
Chrysler Corp. ...................     47,800      1,577,400
Ford Motor Co. ...................     77,800      2,479,875
General Motors Corp. .............     49,600      2,765,200
Paccar, Inc. .....................      2,800        190,400
                                               --------------
                                                   7,012,875
                                               --------------
FOOD SERVICES, LODGING (0.9%)
Harrah's Entertainment, Inc.* ....     10,500        208,688
HFS, Inc.* .......................      8,700        519,825
Marriott International, Inc. .....      8,500        469,625
McDonald's Corp. .................     45,500      2,058,875
Wendy's International, Inc. ......      9,000        184,500
                                               --------------
                                                   3,441,513
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.4%)
Black & Decker Corp. .............      6,200        186,775
Maytag Corp. .....................      9,100        179,725
Newell Co. .......................     10,500        330,750
Rubbermaid, Inc. .................     10,800        245,700
Stanley Works ....................      6,600        178,200
Whirlpool Corp. ..................      5,200        242,450
Zenith Electronics Corp.* ........      1,205         13,104
                                               --------------
                                                   1,376,704
                                               --------------
LEISURE RELATED (1.5%)
American Greetings Corp. .........      7,100        201,463
Brunswick Corp. ..................      7,700        184,800
CUC International, Inc.* .........     26,050        618,687
Disney (Walt) Co. ................     45,100      3,140,087
Hasbro, Inc. .....................      6,400        248,800
Hilton Hotels Corp. ..............     16,400        428,450
ITT Corp.* .......................      8,100        351,338
Mattel, Inc. .....................     17,743        492,368
                                                --------------
                                                   5,665,993
                                                --------------
PHOTO & OPTICAL (0.6%)
Allergan, Inc. ...................      5,400        192,375
Bausch & Lomb, Inc. ..............      5,200        182,000
Eastman Kodak Co. ................     21,400      1,717,350
Polaroid Corp. ...................      4,100        178,350
                                                --------------
                                                   2,270,075
                                                --------------
RETAIL--GENERAL (3.7%)
Circuit City Stores, Inc. ........      7,100        213,888
CVS Corp. ........................      7,000        289,625
Dayton Hudson Corp. ..............     14,400        565,200
Dillard Department Stores, Inc.
 (Class A) .......................      7,600        234,650
Federated Department Stores, Inc.*     13,800        470,925

                        58

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
Gap, Inc. ........................     18,900    $   569,362
Harcourt General, Inc. ...........      4,600        212,175
Home Depot, Inc. .................     32,000      1,604,000
K-Mart Corp.* ....................     32,200        334,075
Limited, Inc. ....................     18,000        330,750
Lowe's Cos., Inc. ................     11,500        408,250
May Department Stores Co. ........     16,800        785,400
Nordstrom, Inc. ..................      5,400        191,362
Penney (J.C.), Inc. ..............     15,400        750,750
Pep Boys Manny Moe & Jack ........      5,500        169,125
Price/Costco, Inc.* ..............     13,100        329,138
Rite Aid Corp. ...................      8,200        325,950
Sears, Roebuck & Co. .............     26,100      1,203,863
Tandy Corp. ......................      4,300        189,200
TJX Cos., Inc. ...................      5,300        251,088
Toys R Us, Inc.* .................     18,300        549,000
Tupperware Corp. .................      4,200        225,225
Wal-Mart Stores, Inc. ............    152,700      3,493,012
Walgreen Co. .....................     16,400        656,000
Woolworth Corp.* .................      9,400        205,625
                                               --------------
                                                  14,557,638
                                               --------------
 TOTAL CONSUMER CYCLICALS (10.3%)                 39,845,054
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.7%)
Anheuser Busch, Inc. .............     33,700      1,348,000
Brown Forman Corp. (Class B) .....      4,700        215,025
Coca-Cola Co. ....................    165,900      8,730,488
Pepsico, Inc. ....................    103,100      3,015,675
Seagram Ltd. .....................     25,200        976,500
                                               --------------
                                                  14,285,688
                                               --------------
CONTAINERS (0.2%)
Bemis, Inc. ......................      5,300        195,437
Crown Cork & Seal Co., Inc. ......      8,300        451,313
                                               --------------
                                                     646,750
                                               --------------
DRUGS (6.3%)
ALZA Corp. (Class A)* ............      7,300        188,888
American Home Products Corp. .....     42,400      2,485,700
Amgen, Inc.* .....................     17,600        957,000
Bristol-Myers Squibb Co. .........     33,300      3,621,375
Lilly (Eli) & Co. ................     36,700      2,679,100
Merck & Co., Inc. ................     80,400      6,371,700
Pharmacia & Upjohn, Inc. .........     33,890      1,342,891
Pfizer, Inc. .....................     42,800      3,547,050
Schering Plough Corp. ............     24,700      1,599,325
Warner-Lambert Co. ...............     18,100      1,357,500
                                               --------------
                                                  24,150,529
                                               --------------
FOODS (2.5%)
Archer Daniels Midland Co. .......     36,074        793,628
Campbell Soup Co. ................     15,500      1,243,875
ConAgra, Inc. ....................     16,000        796,000
CPC International, Inc. ..........      9,500        736,250
General Mills, Inc. ..............     10,400        659,100
Heinz (H.J.) Co. .................     24,350        870,513
Hershey Foods Corp. ..............     10,200        446,250
Kellogg Co. ......................     14,000        918,750
Pioneer Hi Bred International,
 Inc. ............................      5,500        385,000
Quaker Oats Co. ..................      9,000        343,125
Ralston Purina Group .............      7,000        513,625
Sara Lee Corp. ...................     32,100    $ 1,195,725
Whitman Corp. ....................      9,000        205,875
Wrigley (Wm.), Jr. Co. ...........      7,700        433,125
                                               --------------
                                                   9,540,841
                                               --------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ..............     51,600      2,618,700
Baxter International, Inc. .......     18,100        742,100
Becton Dickinson & Co. ...........      8,300        360,012
Biomet, Inc. .....................     12,400        187,550
Boston Scientific Corp.* .........     11,800        708,000
Columbia/HCA Healthcare Corp. ....     44,600      1,817,450
Guidant Corp. ....................      4,900        279,300
Humana, Inc.* ....................     11,200        214,200
Johnson and Johnson ..............     88,500      4,402,875
Medtronic, Inc. ..................     15,900      1,081,200
Mallinckrodt, Inc. ...............      5,100        225,037
Saint Jude Medical, Inc.* ........      5,750        245,093
Tenet Healthcare Corp.* ..........     14,400        315,000
United Healthcare Corp. ..........     12,300        553,500
U.S. Surgical Corp. ..............      5,200        204,750
                                               --------------
                                                  13,954,767
                                               --------------
RETAIL--FOOD (0.6%)
Albertsons, Inc. .................     16,800        598,500
American Stores Co. ..............      9,700        396,488
Giant Food, Inc. (Class A) .......      5,500        189,750
Kroger Co.* ......................      8,400        390,600
Supervalu, Inc. ..................      6,800        192,950
Sysco Corp. ......................     11,900        388,238
Winn Dixie Stores, Inc. ..........     10,100        319,412
                                               --------------
                                                   2,475,938
                                               --------------
SOAPS & TOILETRIES (2.9%)
Avon Products, Inc. ..............      9,500        542,688
Clorox Co. .......................      3,700        371,387
Colgate Palmolive Co. ............      9,800        904,050
Gillette Corp. ...................     29,800      2,316,950
International Flavors &
 Fragrances, Inc. ................      7,700        346,500
Procter & Gamble Co. .............     45,600      4,902,000
Unilever N.V. ....................     10,700      1,875,175
                                               --------------
                                                  11,258,750
                                               --------------
TOBACCO (2.0%)
American Brands, Inc. ............     11,300        560,763
Loews Corp. ......................      7,600        716,300
Philip Morris Cos., Inc. .........     54,000      6,081,750
UST, Inc. ........................     13,300        430,587
                                               --------------
                                                   7,789,400
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (21.8%)              84,102,663
                                               --------------
CREDIT SENSITIVE
BANKS (7.5%)
Ahmanson (H.F.) & Co. ............      7,000        227,500
Banc One Corp. ...................     28,380      1,220,340
Bank of Boston Corp. .............     10,100        648,925
Bank of New York Co. .............     26,000        877,500
BankAmerica Corp. ................     23,800      2,374,050
Bankers Trust New York Corp. .....      5,700        491,625
Barnett Banks, Inc. ..............     12,900        530,513
Boatmen's Bancshares, Inc. .......     10,300        664,350
Chase Manhattan Corp. ............     29,140      2,600,745

                                      59

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
Citicorp .........................    31,200     $ 3,213,600
Comerica, Inc. ...................     7,100         371,863
CoreStates Financial Corp. .......    14,800         767,750
Fifth Third Bancorp ..............     7,000         439,687
First Bank Systems ...............     8,900         607,425
First Chicago NBD Corp. ..........    21,149       1,136,759
First Union Corp. ................    18,845       1,394,530
Golden West Financial Corp. ......     4,100         258,812
Great Western Financial Corp. ....     9,700         281,300
KeyCorp. .........................    14,900         752,450
Mellon Bank Corp. ................     8,600         610,600
Morgan (J.P.) & Co., Inc. ........    12,400       1,210,550
National City Corp. ..............    14,700         659,663
NationsBank Corp. ................    19,100       1,867,025
Norwest Corp. ....................    24,600       1,070,100
PNC Bank Corp. ...................    22,600         850,325
Republic New York Corp. ..........     3,900         318,337
Suntrust Banks, Inc. .............    14,800         728,900
U.S. Bancorp. ....................    10,000         449,375
Wachovia Corp. ...................    11,000         621,500
Wells Fargo & Co. ................     6,200       1,672,450
                                               --------------
                                                  28,918,549
                                               --------------
FINANCIAL SERVICES (2.0%)
American Express Co. .............    31,400       1,774,100
Beneficial Corp. .................     3,600         228,150
Dean Witter Discover & Co. .......    10,700         708,875
Fleet Financial Group, Inc. ......    17,379         866,778
Green Tree Financial Corp. .......     9,100         351,488
Household International, Inc. ....     6,400         590,400
MBIA, Inc. .......................     2,900         293,625
MBNA Corp. .......................    14,750         612,125
Merrill Lynch & Co., Inc. ........    10,900         888,350
Morgan Stanley Group, Inc. .......    10,100         576,962
Salomon, Inc. ....................     7,200         339,300
Transamerica Corp. ...............     4,400         347,600
                                               --------------
                                                   7,577,753
                                               --------------
INSURANCE (3.8%)
Aetna, Inc. ......................     9,943         795,440
Allstate Corp. ...................    29,238       1,692,149
American General Corp. ...........    13,400         547,725
American International Group, Inc.    30,950       3,350,338
Aon Corp. ........................     7,100         441,088
Chubb Corp. ......................    11,500         618,125
CIGNA Corp. ......................     5,000         683,125
General Re Corp. .................     5,400         851,850
ITT Hartford Group, Inc. .........     7,700         519,750
Jefferson-Pilot Corp. ............     4,700         266,137
Lincoln National Corp. Industries      6,900         362,250
Marsh & McLennan Cos., Inc. ......     4,700         488,800
MGIC Investment Corp. ............     4,200         319,200
Providian Corp. ..................     6,200         318,525
Safeco Corp. .....................     8,300         327,331
Saint Paul Cos., Inc. ............     5,500         322,438
Torchmark Corp. ..................     4,600         232,300
Travelers Group, Inc. ............    42,500       1,928,438
UNUM Corp. .......................     4,800         346,800
USF&G Corp. ......................     9,100         189,962
USLIFE Corp. .....................     5,800         192,850
                                               --------------
                                                  14,794,621
                                               --------------
MORTGAGE RELATED (1.0%)
Federal Home Loan
 Mortgage Corp. ..................    11,900     $ 1,310,488
Federal National Mortgage
 Association .....................    72,400       2,696,900
                                               --------------
                                                   4,007,388
                                               --------------
UTILITY--ELECTRIC (2.8%)
American Electric Power, Inc. ....    12,400         509,950
Baltimore Gas & Electric Co. .....     9,800         262,150
Carolina Power & Light Co. .......    10,100         368,650
Central & South West Corp. .......    14,000         358,750
Cinergy Corp. ....................    10,513         350,871
Consolidated Edison Co. N.Y., Inc.    15,600         456,300
Dominion Resources, Inc. .........    12,000         462,000
DTE Energy Co. ...................     9,600         310,800
Duke Power Co. ...................    13,400         619,750
Edison International .............    28,800         572,400
Entergy Corp. ....................    15,300         424,575
FPL Group, Inc. ..................    12,100         556,600
GPU, Inc. ........................     8,000         269,000
Houston Industries, Inc. .........    15,600         352,950
Niagara Mohawk Power Co.* ........    17,900         176,763
Northern States Power Co. ........     4,900         224,787
Ohio Edison Co. ..................    10,100         229,775
Pacific Gas & Electric Co. .......    27,400         575,400
Pacificorp .......................    19,600         401,800
Peco Energy Co. ..................    14,800         373,700
PP&L Resources, Inc. .............    11,500         264,500
Public Service Enterprise Group ..    15,800         430,550
Southern Co. .....................    44,700       1,011,337
Texas Utilities Co. ..............    14,900         607,175
Unicom Corporation ...............    14,300         387,887
Union Electric Co. ...............     6,800         261,800
                                               --------------
                                                  10,820,220
                                               --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ........     3,900         248,137
Consolidated Natural Gas Co. .....     6,300         348,075
ENRON Corp. ......................    16,900         728,813
Nicor, Inc. ......................     5,200         185,900
Peoples Energy Corp. .............     5,800         196,475
                                               --------------
                                                   1,707,400
                                               --------------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. .....................     13,400        420,425
Ameritech Corp. ..................     36,400      2,206,750
AT&T Corp. .......................    107,400      4,671,900
Bell Atlantic Corp. ..............     29,000      1,877,750
BellSouth Corp. ..................     65,900      2,660,712
GTE Corp. ........................     63,800      2,902,900
NYNEX Corp. ......................     29,200      1,405,250
Pacific Telesis Group ............     28,400      1,043,700
SBC Communications, Inc. .........     40,000      2,070,000
Sprint Corp. .....................     28,500      1,136,437
U.S. West Communications Group ...     31,700      1,022,325
WorldCom, Inc.* ..................     28,300        737,569
                                               --------------
                                                  22,155,718
                                               --------------
 TOTAL CREDIT SENSITIVE (23.3%) ..                89,981,649
                                               --------------

                                      60

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
ENERGY
COAL & GAS PIPELINES (0.8%)
Burlington Resources, Inc. .......     8,200     $   413,075
Coastal Corp. ....................     7,000         342,125
Pacific Enterprises Ltd. .........     6,400         194,400
Panenergy Corp. ..................    10,000         450,000
Praxair, Inc. ....................    10,400         479,700
Sonat, Inc. ......................     5,700         293,550
Tenneco, Inc. ....................    11,300         509,913
Williams Cos., Inc. ..............    10,350         388,125
                                               --------------
                                                   3,070,888
                                               --------------
OIL--DOMESTIC (2.2%)
Amerada Hess Corp. ...............     6,100         353,037
Amoco Corp. ......................    32,600       2,624,300
Ashland, Inc. ....................     4,800         210,600
Atlantic Richfield Co. ...........    10,600       1,404,500
Kerr McGee Corp. .................     3,300         237,600
Louisiana Land & Exploration Corp.     3,300         176,963
Occidental Petroleum Corp. .......    22,900         535,288
Oryx Energy Co.* .................     8,000         198,000
Pennzoil Co. .....................     3,300         186,450
Phillips Petroleum Co. ...........    17,300         765,524
Sun, Inc. ........................     7,600         185,250
Union Pacific Resources Group,
 Inc. ............................    16,408         479,934
Unocal Corp. .....................    16,400         666,250
USX-Marathon Group ...............    19,800         472,725
                                               --------------
                                                   8,496,421
                                               --------------
OIL--INTERNATIONAL (5.7%)
Chevron Corp. ....................    43,300       2,814,500
Exxon Corp. ......................    82,700       8,104,600
Mobil Corp. ......................    26,100       3,190,725
Royal Dutch Petroleum Co. (ADR) ..    35,500       6,061,625
Texaco, Inc. .....................    17,500       1,717,188
                                               --------------
                                                  21,888,638
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Baker Hughes, Inc. ...............     9,500         327,750
Dresser Industries, Inc. .........    11,600         359,600
Halliburton Co. ..................     8,300         500,075
McDermott International, Inc. ....    11,900         197,838
Rowan Cos., Inc.* ................     8,900         201,363
Schlumberger, Ltd. ...............    16,300       1,627,962
Western Atlas, Inc.* .............     3,900         276,412
                                               --------------
                                                   3,491,000
                                               --------------
RAILROADS (0.9%)
Burlington Northern Santa Fe .....    10,151         876,793
Conrail, Inc. ....................     5,647         562,582
CSX Corp. ........................    14,400         608,400
Norfolk Southern Corp. ...........     8,300         726,250
Union Pacific Corp. ..............    16,200         974,025
                                               --------------
                                                   3,748,050
                                               --------------
 TOTAL ENERGY (10.5%) ............                40,694,997
                                               --------------
TECHNOLOGY
ELECTRONICS (5.0%)
Advanced Micro Devices, Inc.* ....     9,900         254,925
AMP, Inc. ........................    14,500         556,438
Applied Materials, Inc.* .........    11,900    $    427,656
Bay Networks, Inc.* ..............    13,700         285,988
Cabletron Systems, Inc.* .........    10,300         342,475
Cisco Systems, Inc.* .............    43,200       2,748,600
EMC Corp.* .......................    15,400         510,125
General Instrument Corp.* ........     9,100         196,788
Harris Corp. .....................     3,000         205,875
Intel Corp. ......................    54,300       7,109,906
ITT Industries, Inc. .............     8,400         205,800
LSI Logic Corp.* .................     8,900         238,075
Micron Technology, Inc. ..........    13,800         401,925
Motorola, Inc. ...................    39,200       2,405,900
National Semiconductor Corp.* ....     9,200         224,250
Perkin-Elmer Corp. ...............     3,600         211,950
Seagate Technology, Inc.* ........    14,200         560,900
Tektronix, Inc. ..................     3,700         189,625
Texas Instruments, Inc. ..........    12,600         803,250
Tyco International, Ltd. .........    10,400         549,900
3Com Corp.* ......................    11,500         843,812
                                               --------------
                                                  19,274,163
                                               --------------
OFFICE EQUIPMENT (3.7%)
Amdahl Corp.* ....................    14,400         174,600
Apple Computer, Inc.* ............     8,600         179,525
Compaq Computer Corp.* ...........    17,900       1,329,075
Dell Computer Corp.* .............    11,900         632,188
Digital Equipment Corp.* .........    10,300         374,663
Hewlett-Packard Co. ..............    67,300       3,381,825
Honeywell, Inc. ..................     8,400         552,300
International Business Machines
 Corp. ...........................    34,300       5,179,300
Pitney Bowes, Inc. ...............     9,800         534,100
Sun Microsystems, Inc.* ..........    24,300         624,206
Unisys Corp.* ....................     3,200          21,600
Xerox Corp. ......................    21,500       1,131,437
                                               --------------
                                                  14,114,819
                                               --------------
OFFICE EQUIPMENT SERVICES (3.2%)
Autodesk, Inc. ...................     6,700         187,600
Automatic Data Processing, Inc. ..    19,300         827,488
Computer Associates International,
 Inc. ............................    24,250       1,206,438
Computer Sciences Corp.* .........     5,100         418,838
First Data Corp. .................    29,800       1,087,700
Microsoft Corp.* .................    79,200       6,543,900
Novell, Inc.* ....................    25,700         243,345
Oracle Corp.* ....................    43,525       1,817,169
Silicon Graphics, Inc.* ..........    12,500         318,750
                                               --------------
                                                  12,651,228
                                               --------------
TELECOMMUNICATIONS (1.6%)
AirTouch Communications, Inc.* ...    33,300         840,825
Andrew Corp.* ....................     4,175         221,536
Cox Communications Inc.
 (Class A)* ......................        95           2,197
DSC Communications Corp.* ........    10,300         184,113
Lucent Technologies, Inc. ........    42,094       1,946,848
MCI Communications Corp. .........    45,400       1,484,012
Northern Telecommunications Ltd. .    17,100       1,058,062
Tellabs, Inc.* ...................    12,600         474,075
                                               --------------
                                                   6,211,668
                                               --------------
 TOTAL TECHNOLOGY (13.5%) ........                52,251,878
                                               --------------

                                      61

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Alco Standard Corp. ..............     8,800     $     454,300
Allied Signal, Inc. ..............    18,800        1,259,600
Corning, Inc. ....................    15,200          703,000
Minnesota Mining & Manufacturing
 Co. .............................    27,700        2,295,637
Textron, Inc. ....................     5,500          518,375
                                               --------------
 TOTAL DIVERSIFIED (1.4%) ........                  5,230,912
                                               --------------
TOTAL COMMON STOCKS (97.1%)
 (Cost $312,422,283) .............                374,848,955
                                               --------------

                               PRINCIPAL       VALUE
                                 AMOUNT      (NOTE 1)
---------------------------- ------------ -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ........   $7,700,000  $  7,698,780
U.S. Treasury
 5.0%, due 02/20/97** ......      500,000       496,521
                                          -------------
 TOTAL U.S. GOVERNMENT &
  AGENCIES (2.1%) ..........                  8,195,301
                                          -------------
TOTAL SHORT-TERM DEBT SECURITIES (2.1%)
 (Amortized Cost $8,195,301)                  8,195,301
                                          -------------
TOTAL INVESTMENTS (99.2%)
 (Cost/Amortized Cost $320,617,584)         383,044,256
OTHER ASSETS
 LESS LIABILITIES (0.8%) .                    3,204,925
                                          -------------
NET ASSETS (100.0%) ......                 $386,249,181
                                          =============

Financial Futures Contracts outstanding at December 31, 1996:

                       EXPIRATION      NUMBER       ORIGINAL     VALUE AT     UNREALIZED
DESCRIPTION               DATE      OF CONTRACTS     VALUE       12/31/96    DEPRECIATION
--------------------   ---------- -------------- ------------ ------------ --------------
LONG S&P 500 INDEX* ..    3/97           21        $7,986,250   $7,817,250    $(169,000)

------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                      NUMBER        VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------- ------------ --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (1.0%)
Grace (W.R.) & Co. ...............    356,100    $ 18,428,175
Monsanto Co.......................  1,245,000      48,399,375
                                               --------------
 TOTAL BASIC MATERIALS (1.0%) ....                 66,827,550
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
WMX Technologies, Inc. ...........    900,000      29,362,500
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Chris Craft Industries, Inc.
 (Class B)*++ ....................  1,190,444      49,849,843
Comcast Corp. (Class A) SPL ......  1,031,800      18,378,938
Liberty Media Group (Class A)* ...  1,523,309      43,509,513
TCI Group (Class A)*..............  9,094,236     118,793,458
TCI Satellite Entertainment, Inc.
 (Class A)*.......................    919,423       9,079,302
Time Warner, Inc..................    190,000       7,125,000
U.S. West Media Group*............    855,000      15,817,500
                                               --------------
                                                  262,553,554
                                               --------------
PROFESSIONAL SERVICES (2.4%)
ADT Ltd.*.........................    446,000      10,202,250
Ceridian Corp.*++.................  3,665,000     148,432,500
Cognizant Corp. ..................    130,000       4,290,000
                                               --------------
                                                  162,924,750
                                               --------------
 TOTAL BUSINESS SERVICES (6.8%) ..                454,840,804
                                               --------------
CAPITAL GOODS
AEROSPACE (0.4%)
LoralSpace&Communications*(a)       1,540,000      28,297,500
                                               --------------
ELECTRICAL EQUIPMENT (0.6%)
Westinghouse Electric Corp.  .....  1,785,000      35,476,875
                                               --------------
 TOTAL CAPITAL GOODS (1.0%) ......                 63,774,375
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.5%)
Delta Air Lines, Inc..............    200,000      14,175,000
Northwest Airlines Corp.
 (Class A)*.......................     93,300       3,650,363
UAL Corp.*........................    291,700      18,231,250
                                               --------------
                                                   36,056,613
                                               --------------
LEISURE RELATED (3.6%)
CUC International, Inc.*(a) ......  6,618,700     157,194,125
Disney (Walt) Co..................    153,000      10,652,625
Hasbro, Inc.......................    336,100      13,065,888
ITT Corp.*........................  1,322,600      57,367,775
                                               --------------
                                                  238,280,413
                                               --------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ................    837,700      67,225,425
                                               --------------
RETAIL--GENERAL (6.3%)
AutoZone, Inc.*...................  4,470,100     122,927,750
CompUSA, Inc.*(a).................  3,167,600      65,331,750
Home Depot, Inc...................    701,000    $ 35,137,625
Lowe's Cos., Inc..................  1,741,400      61,819,700
Sears, Roebuck & Co. .............  1,950,500      89,966,813
Wal-Mart Stores, Inc. ............  1,766,000      40,397,250
                                               --------------
                                                  415,580,888
                                               --------------
 TOTAL CONSUMER CYCLICALS (11.4%)                 757,143,339
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.2%)
Pepsico, Inc......................    421,000      12,314,250
                                               --------------
DRUGS (4.6%)
Amgen, Inc.*......................    150,000       8,156,250
Astra AB (A Shares)...............  1,290,000      63,750,955
Merck & Co., Inc..................  1,849,200     146,549,100
Pfizer, Inc. .....................    925,000      76,659,375
Schering Plough Corp..............    200,000      12,950,000
                                               --------------
                                                  308,065,680
                                               --------------
HOSPITAL SUPPLIES &
 SERVICES (2.3%)
Abbott Laboratories ..............  1,150,000      58,362,500
Boston Scientific Corp.*..........     70,100       4,206,000
Healthsource, Inc.*...............     83,000       1,089,375
Medtronic, Inc....................    992,900      67,517,200
Saint Jude Medical, Inc.*.........    114,600       4,884,825
United Healthcare Corp............    333,500      15,007,500
                                               --------------
                                                  151,067,400
                                               --------------
TOBACCO (5.0%)
Loews Corp........................  2,068,500     194,956,125
Philip Morris Cos., Inc. .........  1,180,300     132,931,288
                                               --------------
                                                  327,887,413
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (12.1%)              799,334,743
                                               --------------
CREDIT SENSITIVE
BANKS (5.6%)
Chase Manhattan Corp..............  1,183,768    105,651,294
CoreStates Financial Corp.  ......    295,000     15,303,125
First Chicago NBD Corp............    891,700     47,928,875
First Union Corp..................  1,055,000     78,070,000
Morgan (J.P.) & Co., Inc..........     84,900      8,288,363
NationsBank Corp..................  1,178,000    115,149,500
                                               --------------
                                                 370,391,157
                                               --------------
FINANCIAL SERVICES (2.3%)
American Express Co...............  1,505,000     85,032,500
Dean Witter Discover & Co.  ......    556,583     36,873,624
Household International, Inc. ....    103,000      9,501,750
MBNA Corp. .......................    527,300     21,882,950
                                               --------------
                                                 153,290,824
                                               --------------
INSURANCE (13.2%)
Allstate Corp.....................  1,851,647    107,164,070
American International Group,
 Inc. ............................  2,540,050    274,960,413
ITT Hartford Group, Inc. .........  1,128,600     76,180,500
PMI Group, Inc....................    808,700     44,781,763

                                      63

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                    OF SHARES      (NOTE 1)
---------------------------------  ------------ --------------
Progressive Corp. ................   1,213,800  $   81,779,775
TIG Holdings, Inc. ...............   1,159,800      39,288,225
Travelers Group, Inc. ............   5,535,665     251,180,799
                                                --------------
                                                   875,335,545
                                                --------------
MORTGAGE RELATED (0.4%)
Federal National Mortgage
 Association......................     693,000      25,814,250
                                                --------------
REAL ESTATE (2.9%)
CBL & Associates Properties,
 Inc.++ ..........................   1,077,200      27,872,550
Essex Property Trust, Inc.  ......     292,200       8,583,375
First Industrial Realty Trust ....     213,000       6,469,875
Macerich Co. .....................     717,500      18,744,688
Manufactured Home Communities ....     338,000       7,858,500
Regency Realty Corp.++............     623,700      16,372,125
Simon Debartolo Group, Inc. ......   1,443,000      44,733,000
Spieker Properties, Inc...........   1,307,200      47,059,200
Summit Properties, Inc............     519,100      11,485,088
Sun Communities, Inc. ............     161,000       5,554,500
                                                --------------
                                                   194,732,901
                                                --------------
UTILITY--TELEPHONE (0.2%)
BellSouth Corp. ..................      10,824         437,019
Frontier Corp. ...................     500,000      11,312,500
                                                --------------
                                                    11,749,519
                                                --------------
 TOTAL CREDIT SENSITIVE (24.6%).                 1,631,314,196
                                                --------------
ENERGY
OIL--DOMESTIC (0.5%)
Union Pacific Resources Group,
 Inc. ............................   1,026,477      30,024,452
                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Western Atlas, Inc.*..............     458,800      32,517,450
                                                --------------
RAILROADS (2.3%)
Canadian Pacific Ltd. ............   2,833,300      75,082,450
Union Pacific Corp................   1,340,371      80,589,806
                                                --------------
                                                   155,672,256
                                                --------------
 TOTAL ENERGY (3.3%)..............                 218,214,158
                                                --------------
TECHNOLOGY
ELECTRONICS (22.3%)
Altera Corp.*.....................      50,000       3,634,375
Bay Networks, Inc.*(a)............     860,200      17,956,675
Cabletron Systems, Inc.*(a) ......   1,305,700      43,414,525
Cisco Systems, Inc.*(a)...........   6,383,000     406,118,375
EMC Corp.*(a).....................   3,590,900     118,948,563
General Instrument Corp.*.........   1,782,410      38,544,616
Intel Corp.(a)....................   2,752,800     360,444,750
Micron Technology, Inc............     100,000       2,912,500
National Semiconductor Corp.*(a) .   2,319,400      56,535,375
Seagate Technology, Inc.*(a) .....   1,210,000      47,795,000
Texas Instruments, Inc.(a)  ......     773,800      49,329,750
3Com Corp.*(a)....................   4,513,900     331,207,413
                                                --------------
                                                 1,476,841,917
                                                --------------
OFFICE EQUIPMENT (1.8%)
Compaq Computer Corp.*(a).........     500,000  $    37,125,000
Sterling Software, Inc.*..........     586,200      18,538,575
Xerox Corp........................   1,202,500      63,281,563
                                                --------------
                                                   118,945,138
                                                --------------
OFFICE EQUIPMENT SERVICES (3.8%)
Electronic Data Systems Corp. ....   2,100,000      90,825,000
Informix Corp.*(a)................   1,696,900      34,574,338
Microsoft Corp.*..................     854,000      70,561,750
Oracle Corp.*(a)..................     557,200      23,263,100
Sterling Commerce, Inc.*..........     933,582      32,908,766
                                                --------------
                                                   252,132,954
                                                --------------
TELECOMMUNICATIONS (8.4%)
AirTouch Communications, Inc.* ...   2,444,600      61,726,150
Deutsche Telekom AG (ADR)*  ......   1,142,600      23,280,475
DSC Communications Corp.*.........   2,016,100      36,037,788
Mannesmann AG (ADR)...............     185,700      80,222,400
MCI Communications Corp...........     421,000      13,761,438
MFS Communications Co., Inc.*(a) .   6,226,764     339,358,630
Teleport Communications Group,
 Inc. (Class A)*..................      20,000         610,000
                                                --------------
                                                   554,996,881
                                                --------------
 TOTAL TECHNOLOGY (36.3%).........               2,402,916,890
                                                --------------
DIVERSIFIED
MISCELLANEOUS (0.2%)
Anixter International, Inc.* .....     812,434      13,100,498
Hanson (ADR)--Warrants
 (Class B)*.......................  77,475,857         605,319
                                                --------------
 TOTAL DIVERSIFIED (0.2%).........                  13,705,817
                                                --------------
TOTAL COMMON STOCKS AND WARRANTS
 (96.7%)
 (Cost $4,791,317,138)............               6,408,071,872
                                                --------------
PREFERRED STOCKS:
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv. ......................    487,000       44,438,750
                                                --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $34,577,944)...............                  44,438,750
                                                --------------
                                    PRINCIPAL
                                     AMOUNT
                                  ------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.0%)
ELECTRONICS
3Com Corp.
 10.25% Conv., 11/01/01+..........   $900,000        1,986,750
                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $1,247,499) .....                   1,986,750
                                                --------------

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                  PRINCIPAL       VALUE
                                   AMOUNT        (NOTE 1)
------------------------------ ------------- --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.2%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97...........  $10,000,000  $    9,976,125
                                              --------------
COMMERCIAL PAPER
Alamo Funding
 5.45%, due 02/13/97...........   20,000,000      19,869,806
Associates Corp. of North
 America
 5.75%, due 01/02/97...........   25,000,000      24,996,007
Greenwich Asset Funding, Inc.
 5.4%, due 04/04/97............   12,200,000      12,034,222
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97...........   50,000,000      49,990,569
Three Rivers Funding
 5.85%, due 01/27/97...........    2,800,000       2,788,170
                                              --------------
 TOTAL COMMERCIAL PAPER (1.7%)                   109,678,774
                                              --------------
TIME DEPOSITS
Sumitomo Bank Ltd.
 6.0%, due 01/02/97............   69,800,000      69,800,000
Toronto Dominion Bank
 6.25%, due 01/02/97...........   25,000,000      25,000,000
                                              --------------
 TOTAL TIME DEPOSITS (1.4%) ...                   94,800,000
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.3%)
 (Amortized Cost
 $214,450,487).................                  214,454,899
                                              --------------
TOTAL INVESTMENTS (100.7%)
 (Cost/Amortized Cost $5,041,593,068)          6,668,952,271
                                              --------------

                           NUMBER OF        VALUE
                          CONTRACTS(B)    (NOTE 1)
                         ------------    -----------
CALL OPTIONS WRITTEN*(c):
Bay Networks, Inc.:
 January @ $26.5625......    2,000          (12,000)
 January @ $26.625.......    1,500           (9,000)
Cabletron Systems, Inc.:
 March @ $35.50..........    2,000         (462,000)
 March @ $40.75..........    3,000         (129,000)
Cisco Systems, Inc.:
 January @ $63.375.......    2,500         (680,000)
 January @ $65...........    1,500          (96,000)
 January @ $65...........    2,000         (248,000)
 February @ $63.375......    2,000         (734,000)
 February @ $65.375......    4,000       (1,140,000)
 February @ $67.375......    1,500         (386,400)
 March @ $63.25..........    1,500         (852,000)
 March @ $66.25..........    3,000       (1,257,000)
Compaq Computer Corp.:
 January @ $72.875.......    1,000         (359,000)
 January @ $73...........    1,000         (360,000)
 January @ $74...........    1,000         (290,000)
 February @ $66.375......    1,000         (969,500)
 February @ $78.94.......    1,000         (290,000)
CompUSA, Inc.:
 February @ $22.4375 ....    2,000         (270,000)
 February @ $22.625......    4,000         (248,000)
 February @ $22.625......    2,000         (262,000)
 February @ $23..........    4,000         (464,000)
 February @ $23.125......    6,000         (425,400)
 March @ $21.50..........    1,500      $  (291,000)
 March @ $22.375.........    2,000         (248,000)
 March @ $22.6875........    4,000         (536,000)
CUC International, Inc.:
 January @ $26.17........    2,250          (20,250)
 January @ $27.17........    3,000           (9,000)
 February @ $24.875......    1,500         (159,000)
 February @ $24.875......    1,000          (99,000)
 February @ $25..........    1,000          (96,000)
 February @ $25.875......    1,500          (76,350)
 March @ $22.75..........    1,500         (358,500)
 March @ $24.75 .........    3,000         (426,000)
 March @ $25.25..........    1,000          (96,800)
EMC Corp.
 January @ $26.50........    2,000       (1,422,000)
Informix Corp.:
 January @ $20.75........    2,450         (306,250)
 January @ $27...........    2,000          (12,000)
 February @ $20.625......    1,000         (160,000)
 February @ $20.75.......    1,500         (258,000)
 February @ $21.375......    2,000         (236,000)
 March @ $20.875.........    3,000         (713,700)
 March @ $21.625.........    2,000         (392,000)
Intel Corp.:
 January @ $104.75.......    1,000       (2,633,000)
 January @ $109.75.......    2,000       (4,356,000)
 February @ $121.........    2,000       (2,854,000)
 February @ $121.375.....    1,000       (1,461,000)
 February @ $122.875.....    1,000       (1,365,000)
 March @ $127.875........    1,000       (1,110,000)
 March @ $132.50.........    1,000         (889,000)
Loral Space & Communications:
 February @ $17.25.......    2,000         (336,000)
 February @ $18.50.......    1,000         (131,000)
 February @ $18.75.......    1,500         (166,500)
MFS Communications Co., Inc.:
 January @ $45.125.......    2,000       (1,950,000)
 January @ $49.95........    3,500       (2,082,500)
 January @ $50.375.......    1,500         (849,000)
 February @ $48.625......    2,000       (1,594,000)
 February @ $48.75.......    1,000         (792,000)
 February @ $48.875......    2,000       (1,546,000)
 February @ $49..........    1,500       (1,168,500)
 February @ $49.375......    1,500       (1,035,000)
 February @ $50.50.......    1,500         (870,000)
 February @ $50.50.......    2,000       (1,294,000)
 February @ $51.125......    1,500         (876,000)
 March @ $48.125.........    1,500       (1,219,500)
National Semiconductor Corp.
 January @ $19.375.......    2,000       (1,011,400)
Oracle Corp.
 March @ $43.50..........    2,000         (604,000)
Seagate Technology, Inc.
 February @ $37.6875.....    2,000         (720,000)
Texas Instruments, Inc.:
 January @ $50.50........    2,000       (2,694,000)
 February @ $54.50.......    1,500       (1,485,000)
3Com Corp.:
 January @ $62.50........    2,000       (2,276,600)
 January @ $62.75........    2,000       (2,318,200)
 January @ $64...........    1,500       (1,591,050)

                                      65

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                NUMBER OF        VALUE
                               CONTRACTS(B)    (NOTE 1)
-----------------------------  ------------ ---------------
 January @ $65.59.............    2,000     $   (1,602,000)
 January @ $65.875............    1,500         (1,212,300)
 February @ $69.75............    1,500         (1,089,150)
 February @ $71...............    1,500           (912,900)
 February @ $72...............    1,500           (880,500)
 February @ $73.33............    1,500           (906,000)
 February @ $75.125...........    2,000           (927,800)
 February @ $75.50............    1,000           (449,000)
 March @ $79.125..............    2,000           (798,000)
 March @ $79.20...............    2,000           (770,000)
 March @ $79.25...............    2,000           (790,000)
 March @ $80..................    2,000           (730,000)
 March @ $81.125..............    2,000           (662,600)
                                           ---------------
TOTAL CALL OPTIONS WRITTEN (-1.1%)
 (Premiums Received $68,607,800)               (70,867,650)
                                           ---------------
OTHER ASSETS
 LESS LIABILITIES (0.4%)......                  28,548,958
                                           ---------------
NET ASSETS (100.0%)...........              $6,626,633,579
                                           ===============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $1,986,750 or 0.03% of net assets.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).
(a)    Partially held as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
       Glossary:
       ADR--American Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.4%)
Bayer AG .........................      40,000   $ 1,623,343
Dainippon Ink & Chemical, Inc. ...     160,000       592,695
GP Batteries International Ltd. ..     850,000     2,822,000
GP Batteries International
 Ltd.--Rights* ...................      12,500         6,250
Grace (W.R.) & Co. ...............      39,000     2,018,250
Indo Gulf Fertilisers (GDR) ......     150,000       105,000
Ishihara Sangyo Ltd.* ............     438,000     1,058,976
Millennium Chemicals, Inc.* ......       7,142       126,771
Mitsubishi Chemical Corp. ........      44,000       142,475
Royal Plastics Group Ltd.*+ ......      50,000       925,689
Sanyo Chemicals ..................      96,000       737,760
Sekisui Chemical Co. Ltd. ........     144,000     1,454,797
Shin-Etsu Chemical Ltd. ..........      39,000       710,560
SKW Trostberg AG .................      45,000     1,222,966
Tessenderlo Chemie ...............       1,000       429,789
                                               --------------
                                                  13,977,321
                                               --------------
CHEMICALS--SPECIALTY (1.3%)
SGL Carbon AG+ ...................      91,100    11,491,103
UCAR International, Inc.* ........      40,000     1,505,000
                                               --------------
                                                  12,996,103
                                               --------------
METALS & MINING (0.5%)
Broken Hill Proprietary Co. Ltd. .     100,000     1,424,371
Great Central Mines Ltd.* ........     408,900     1,163,551
Johnson Matthey PLC ..............      40,000       376,882
Plutonic Resources Ltd. ..........      50,000       232,494
Western Mining Corp. Ltd. ........     200,000     1,260,632
Westralian Sands Ltd. ............     280,000       890,232
                                               --------------
                                                   5,348,162
                                               --------------
PAPER (0.4%)
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)* ......................      70,000       393,750
Enso Oy (Series R) ...............     124,000       998,006
Fletcher Forestry Shares .........      17,026        28,527
Grupo Industrial Durango (ADR)* ..      70,000       743,750
Mayr-Melnhof Karton Aktien
 AG*+ ............................      24,000     1,174,791
Nippon Paper Industries Co. ......      32,000       149,210
Oji Paper Co. Ltd. ...............      71,000       449,383
                                               --------------
                                                   3,937,417
                                               --------------
STEEL (0.6%)
Acerinox S.A. ....................       2,002       289,509
British Steel ....................     400,000     1,099,810
Hitachi Metals Ltd. ..............     158,000     1,256,524
SSAB Svenskt Stal (Class B) ......       6,000       100,305
Sumitomo Metal Industries ........   1,196,000     2,943,269
                                               --------------
                                                   5,689,417
                                               --------------
 TOTAL BASIC MATERIALS (4.2%) ....                41,948,420
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.5%)
B.U.S. Berzelius
 Umwelt-Service AG ...............      76,700       947,037
Daiseki Co. Ltd. .................      32,000   $   762,628
Matsuda Sangyo Co. Ltd. ..........      23,000       593,817
Powerscreen International ........     640,000     6,194,570
Tomra Systems ASA ................     335,000     5,234,994
WMX Technologies, Inc. ...........      50,000     1,631,250
                                               --------------
                                                  15,364,296
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (2.7%)
Carlton Communications PLC .......     130,000     1,145,807
Comcast Corp. (Class A) SPL ......      57,000     1,015,313
Elsevier N.V. ....................     180,000     3,040,525
Liberty Media Group
 (Class A)* ......................      94,050     2,686,303
Mirror Group Newspapers PLC ......     250,000       922,933
Nippon Television Network Corp. ..      12,300     3,717,296
Reed International ...............      60,000     1,132,188
Takara Printing Co. ..............       4,000        32,467
TCI Group (Class A)* .............     482,709     6,305,390
TCI Satellite Entertainment, Inc.
 (Class A)* ......................      47,800       472,025
Television Broadcasts ............      50,000       199,754
Time Warner, Inc. ................      15,750       590,625
Tokyo Broadcasting System ........     170,000     2,598,221
TVI Televisao Independente* ......       4,700        13,948
Ver Ned Uitgeversbedr Ver
 Bezit N.V. ......................     150,000     3,132,504
                                               --------------
                                                  27,005,299
                                               --------------
PROFESSIONAL SERVICES (3.2%)
ADT Ltd.* ........................     140,993     3,225,215
Apcoa Parking AG .................      20,000     2,144,528
Asatsu, Inc. .....................      62,500     1,986,012
Ceridian Corp.* ..................     264,700    10,720,350
Content Beheer N.V.*+ ............     168,000     6,414,258
Dauphin O.T.A.* ..................         150         9,309
Goudsmit (Eduard) N.V.* ..........      17,000     1,514,477
Meitec Corp. .....................     163,600     3,121,976
Prosegur Compania Seguridad SA ...       4,310        39,868
WPP Group PLC ....................     600,000     2,610,764
                                                -------------
                                                  31,786,757
                                                -------------
TRUCKING, SHIPPING (1.1%)
Brambles Industries Ltd. .........     140,000     2,731,899
Irish Continental Group ..........     153,500     1,079,937
Kawasaki Kisen* ..................     292,000       665,642
Koninklijke Nedlloyd Groep N.V. ..      80,000     2,193,621
Western Bulk Shipping+ ...........      94,500       452,668
Yamato Transport .................     343,000     3,554,097
                                                -------------
                                                  10,677,864
                                                -------------
 TOTAL BUSINESS SERVICES (8.5%) ..                84,834,216
                                                -------------
CAPITAL GOODS
AEROSPACE (0.4%)
Loral Space & Communications* ....     163,000     2,995,125
Swire Pacific Ltd. (Class A) .....     100,000       953,520
                                                -------------
                                                   3,948,645
                                                -------------

                                      67

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
BUILDING & CONSTRUCTION (2.2%)
ABB AG ...........................       3,000   $ 3,731,789
Bam Groep Holdings ...............       1,000        56,113
Bufete Industrial S.A. (ADR)* ....      19,000       403,750
Fomento de Construcciones Y
 Contratas SA ....................       1,000        93,272
Hitachi Plant Engineering &
 Construction Co. ................     135,000       799,672
Japan Industrial Land Development       50,000       949,832
Kajima Corp. .....................     121,000       865,107
Kaneshita Construction Co. .......     127,000     1,206,286
MacMahon Holdings Ltd. ...........   2,000,000     1,780,464
Metacorp Berhard .................     308,000       786,617
Mitsui Home Co. Ltd. .............     127,000     1,568,172
Nanno Construction Co. Ltd. ......      53,000       315,776
National House Industrial Co. ....      22,000       292,548
Ohmoto Gumi Co. Ltd. .............      61,000       874,363
Oriental Construction Co. ........      60,300       775,814
Paul Y.-ITC Construction Holdings      500,000       119,594
Paul Y.-ITC Construction
 Holdings--Warrants* .............     100,000         1,791
Penta Ocean Construction .........      37,000       164,856
PS Corp. .........................     109,700     1,837,648
Sacos Corp. ......................      22,900       209,602
Sanyo Engineering & Construction,
 Inc. ............................      25,000       222,347
Sho Bond Construction ............     119,700     3,224,799
Suido Kiko Kaisha ................      42,000       297,384
Toda Construction ................     114,000       866,246
Wesco, Inc. ......................      46,150       577,821
                                               --------------
                                                  22,021,663
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.2%)
Boral Ltd. .......................     180,000       512,201
BPB PLC ..........................     540,000     3,547,659
Fujikura Ltd. ....................     211,000     1,690,769
Lafarge Canada ...................       7,000       122,056
Lafarge Corp. ....................      33,000     1,979,936
Macmillan Bloedel Ltd. ...........      30,000       393,281
Nichiha Corp. ....................     154,500     2,734,867
Portland Valderrivas SA* .........      12,899       869,024
Sumitomo Forestry Co. ............      30,000       365,253
                                               --------------
                                                  12,215,046
                                               --------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom ..................      20,000     1,606,630
Omron Corp. ......................     184,000     3,463,604
Vae Eisenbahnsys AG ..............       3,000       340,523
Yaskawa Electric Corp.* ..........     267,000       926,811
                                               --------------
                                                   6,337,568
                                               --------------
MACHINERY (3.0%)
Asahi Diamond
 Industry Co. Ltd. ...............     108,000       979,190
BT Industries AB+ ................      70,000     1,303,674
Construcciones Auxiliar Ferro ....       9,425       357,446
Danieli & Co.* ...................      32,200       265,349
Enshu* ...........................      60,000       180,295
Fag Kugelfischer Georg Schaefer ..      16,200   $   221,608
IHC Caland N.V. ..................      52,000     2,969,024
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     164,000       729,298
Kalmar Industries AB+ ............      70,000     1,077,840
Kawasaki Heavy Industries ........     380,000     1,571,712
Keppel Corp. .....................      76,000       592,010
Keyence Corp. ....................      14,000     1,728,694
Makino Milling Machine Co. .......      76,000       484,967
Mitsubishi Heavy Industries Ltd. .     515,000     4,091,184
Namura Shipbuilding Co. ..........     106,000       347,811
Nippon Seiko K.K. ................       4,000        24,247
Nireco ...........................      24,000       273,552
Nitta Corp. ......................     122,000     1,527,502
Nitto Kohki Co. Ltd. .............      62,000     2,221,743
Siebe PLC ........................      90,000     1,668,217
SMC Corp. ........................      50,600     3,403,627
Sodick Co.* ......................     380,000     3,149,987
Thai Engine Manufacturing Public
 Co. Ltd.* .......................      87,000       675,076
                                               --------------
                                                  29,844,053
                                               --------------
 TOTAL CAPITAL GOODS (7.5%) ......                74,366,975
                                               --------------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Air Canada* ......................     100,000       452,803
British Airways ..................     150,000     1,555,923
Continental Airlines, Inc.
 (Class B)* ......................      38,000     1,073,500
Delta Air Lines, Inc. ............      12,000       850,500
KLM ..............................     100,000     2,811,444
Northwest Airlines Corp.
 (Class A)* ......................      27,100     1,060,288
Qantas Airways Ltd. ..............      15,000        25,038
Singapore Airlines Ltd. ..........     250,000     2,268,992
UAL Corp.* .......................      16,500     1,031,250
                                               --------------
                                                  11,129,738
                                               --------------
APPAREL, TEXTILE (0.4%)
Adidas AG+ .......................      13,000     1,123,603
Carli Gry International A/S* .....      30,000     1,437,049
First Sign International
 Holdings Ltd. ...................   2,630,000       841,586
King Co.* ........................      55,000       247,431
Morishita Co. Ltd. ...............       6,000        42,069
Renown, Inc.* ....................      27,000        72,040
                                               --------------
                                                  3,763,778
                                               --------------
AUTO RELATED (1.0%)
Asahi Glass Co. Ltd. .............      73,000       687,074
Autoliv AB .......................      20,000       876,937
Autoliv AB (ADS)*+ ...............      23,700     1,025,025
Bridgestone Metalpha .............       7,000        59,839
FCC Co. Ltd. .....................      18,000       489,595
Mabuchi Motor Co. ................      44,300     2,230,110
Michelin (CGDE), (Class B) .......      40,000     2,159,391
Minebea Co. ......................     230,000     1,922,459
Toyoda Gosei* ....................       5,000        34,669
                                                --------------
                                                   9,485,099
                                                --------------

                                      68

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
AUTOS & TRUCKS (0.6%)
Honda Motor Corp. ................     157,000   $  4,487,264
Isuzu Motors Ltd. ................     127,000        564,761
Toyota Motor Corp. ...............      49,000      1,408,946
                                               --------------
                                                    6,460,971
                                               --------------
FOOD SERVICES, LODGING (0.6%)
AAPC Limited .....................   1,500,000        906,129
Accor SA .........................      12,000      1,519,514
International Fast Food Corp.* ...       8,000          1,040
Jurys Hotel Group PLC ............     400,000      1,864,810
QPQ Corp.* .......................      32,700         77,663
QPQ Corp.--Warrants* .............      32,700          4,088
Sanyo Pax Co. Ltd. ...............      48,000        833,089
Thistle Hotels PLC* ..............     249,200        774,832
                                               --------------
                                                    5,981,165
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.9%)
Hunter Douglas N.V. ..............      30,000      2,021,810
Industrie Natuzzi (ADR) ..........     114,000      2,622,000
Matsushita Electric Industrial Co.      60,000        979,190
Nippon Electric Glass ............      79,000      1,214,230
Philips Electronics ..............      10,000        404,941
Sanyo Electric Co. Ltd. ..........     377,000      1,562,559
Sharp Corp. ......................      37,000        527,157
                                               --------------
                                                    9,331,887
                                               --------------
LEISURE RELATED (2.9%)
Cinar Films, Inc. (Class B)* .....      48,000      1,248,000
CUC International, Inc.* .........     375,800      8,925,250
Enix Corp.* ......................      10,200        230,757
Hasbro, Inc. .....................      13,000        505,375
ITT Corp.* .......................      67,700      2,936,488
Japan Airport Terminal Co. .......     130,200      1,596,442
KTM Motorradholding AG* ..........      10,440        583,350
Mars Engineering Corp.* ..........      32,900        838,054
Namco Ltd. .......................      85,100      2,608,626
Nelvana Limited*+ ................     130,000      2,159,942
Nintendo Co. .....................      43,700      3,128,167
Rank Group PLC ...................     100,000        746,055
Tag Heuer International SA (ADR)*      143,200      2,309,100
Tourism Holdings Ltd. ............     600,000      1,145,259
                                               --------------
                                                   28,960,865
                                               --------------
PHOTO & OPTICAL (0.4%)
Luxottica Group (ADR) ............      20,000      1,040,000
Noritsu Koki Co. Ltd. ............      63,000      2,964,770
                                               --------------
                                                    4,004,770
                                               --------------
RETAIL--GENERAL (5.7%)
Asda Group PLC* ..................     400,000        842,845
AutoZone, Inc.* ..................     253,600      6,974,000
British Airport Author PLC .......     500,000      4,167,116
Centros Comerciales Pryca SA .....      75,000      1,589,858
CompUSA, Inc.* ...................     179,700      3,706,313
Dai-Ichi Corp. ...................      35,000        707,193
Dixons Group PLC* ................     450,000      4,182,105
Doshisha Co. .....................      47,000        771,091
Eiden Sakakiya Co. Ltd. ..........      84,000        848,631
Fu Hui Jewellery* ................     450,000   $      41,890
Gucci Group N.V. .................      15,000        958,125
Homac Corp. ......................      35,700        647,353
Home Centers Ltd.* ...............     142,800        660,450
Home Wide Corp, Inc. .............      18,000        161,644
House of Fraser PLC ..............     750,000      1,972,206
Isetan Co. .......................     190,000      2,460,927
Lowe's Cos., Inc. ................      24,300        862,650
Matsuyadenki Co. Industries ......       6,000         56,472
MFI Furniture PLC ................     100,000        319,493
Nissen Corp. Ltd. ................      40,300        281,867
Paris Miki, Inc. .................      60,900      2,198,100
Rinascente .......................     175,000      1,015,247
Rinascente--Warrants* ............       8,750          3,859
Sato Corp. .......................     105,700      2,062,706
Sears, Roebuck & Co. .............     107,300      4,949,213
Siam Makro Public Co. Ltd. .......      50,000        210,559
Sriwani Holdings BHD .............     680,000      1,830,925
Swank International Manufacturing    1,000,000        151,270
St. Dupont*+ .....................      64,400      2,184,523
Thorn PLC* .......................     500,000      2,154,223
Vendex International N.V. ........      14,400        615,602
Wal-Mart Stores, Inc. ............     165,000      3,774,375
Warehouse Group Ltd. .............     846,250      2,034,072
Xebio Co. ........................      30,600        911,579
                                               --------------
                                                   56,308,482
                                               --------------
 TOTAL CONSUMER CYCLICALS (13.6%)                 135,426,755
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.4%)
Grand Metropolitan ...............     300,000      2,358,939
Guinness PLC .....................     650,000      5,094,331
Lion Nathan Ltd. .................     592,000      1,418,764
Louis Dreyfus Citrus*+ ...........      71,500      2,342,681
Panamerican Beverages ............      30,000      1,406,250
Quilmes Industrial Quins (ADR) ...     131,100      1,196,288
                                               --------------
                                                   13,817,253
                                               --------------
DRUGS (5.1%)
Astra AB (A Shares) ..............      40,000      1,976,774
Biogen, Inc.* ....................      59,000      2,286,250
Hafslund Nycomed ASA
 (B Shares) ......................      80,000        549,060
Merck & Co., Inc. ................     107,600      8,527,300
Novartis AG (ADR) ................      20,000      1,141,710
Novartis AG* .....................       1,110      1,271,296
Novo-Nordisk AS (ADR)
 (B Shares) ......................      17,500      3,299,607
Nycomed ASA (B Shares)* ..........      90,000      1,385,214
Pfizer, Inc. .....................      54,000      4,475,250
Roche Holdings AG Genusscheine ...         800      6,224,879
Santen Pharmaceutical Co. ........     150,000      3,108,540
Schering Plough Corp. ............      13,000        841,750
Smith & Nephew PLC* ..............     500,000      1,550,356
Smithkline Beecham PLC ...........     200,000      2,773,509
Taisho Pharmaceutical Co. ........      95,000      2,239,444
Takeda Chemical Industries .......      30,000        629,479
Yamanouchi Pharmaceutical ........     198,000      4,069,079
Zeneca Group PLC .................     180,000      5,080,198
                                                --------------
                                                   51,429,695
                                                --------------

                                      69

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
FOODS (0.7%)
Fyffes PLC .......................   2,700,000   $  5,034,988
Nestle AG ........................         500        536,795
Nutrica Verenigde Bedrijven N.V. .       2,900        440,373
Oie Sangyo Co. Ltd. ..............       4,000         51,809
Shriram Industrial Enterprises
 Ltd. (GDR)*+ ....................     165,000         24,750
Viscofan Envoltura ...............      60,000        878,758
                                               --------------
                                                    6,967,473
                                               --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Abbott Laboratories ..............      38,500      1,953,875
Boston Scientific Corp.* .........      23,000      1,380,000
Cochlear Ltd. ....................      50,000        142,278
Coloplast A/S B ..................         800         91,047
Medtronic, Inc. ..................      56,400      3,835,200
Quest Medical, Inc.* .............     164,543      1,275,208
Saint Jude Medical, Inc.* ........      46,600      1,986,325
Scandinavian Mobility
 International, Inc.+ ............      13,700        225,732
Tamro Group ......................      10,000         66,780
                                               --------------
                                                   10,956,445
                                               --------------
RETAIL--FOOD (0.6%)
Casino Guichard-Perrachon ........      13,590        632,812
Daimon Co. Ltd. ..................      45,400        729,160
Familymart Co. ...................       4,900        195,898
Loblaw Companies Ltd. ............      90,000        930,071
McBride PLC ......................     350,000        815,436
Ministop Co. Ltd. ................      19,800        483,844
Seven-Eleven Japan Ltd. ..........      41,000      2,400,311
                                               --------------
                                                    6,187,532
                                               --------------
SOAPS & TOILETRIES (0.2%)
Shiseido Co. .....................     146,000      1,689,319
                                               --------------
TOBACCO (1.9%)
BAT Industries ...................     300,000      2,489,991
Imperial Tobacco PLC* ............     200,000      1,291,677
Loews Corp. ......................      97,800      9,217,650
RJ Reynolds BHD ..................     200,000        542,467
Swedish Match Co. AB* ............   1,100,000      3,871,426
Tabacalera SA ....................      40,000      1,723,599
                                               --------------
                                                   19,136,810
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (11.0%)              110,184,527
                                               --------------
CREDIT SENSITIVE
BANKS (5.0%)
Akita Bank .......................      75,000        466,281
Asahi Bank Ltd. ..................     164,000      1,458,596
Banco Comercial Portuguese SA ....      60,000        791,596
Banco Latinoamericano de
 Exportaciones S.A. ..............      60,000      3,045,000
Banco Popular ....................       5,000        982,822
Banco Santander-Chile (ADR) ......      15,000        225,000
Bancomer B Local* ................   1,000,000        398,882
Bank of Tokyo-Mitsubishi Bank ....     209,000      3,880,062
Bankinter-Banco Interc Espana ....       1,000        155,170
Barclays Bank ....................     140,000      2,399,539
Chase Manhattan Corp. ............      68,288      6,094,704
First Chicago NBD Corp. ..........      67,000   $  3,601,250
First Union Corp. ................      88,000      6,512,000
Fokus Bank .......................      58,000        399,890
Grupo Financiero Bantorte (Class
 B)* .............................     178,750        179,840
Hachijuni Bank ...................      59,000        560,401
HSBC Holdings PLC (H.K.$) ........      80,000      1,711,811
Mitsubishi Trust & Banking Corp. .      93,000      1,244,711
Morgan (J.P.) & Co., Inc. ........       5,200        507,650
NationsBank Corp. ................      67,000      6,549,250
Overseas Chinese Bank ............      60,000        746,087
Overseas Union Bank Ltd. .........     180,000      1,389,266
Shizuoka Bank ....................     149,000      1,582,506
Sparbanken Sverige AB
 (A Shares) ......................     148,000      2,539,304
Standard Chartered PLC ...........     150,000      1,847,578
Toho Bank ........................      77,000        466,747
Union Bank of Norway .............       8,600        270,132
                                               --------------
                                                   50,006,075
                                               --------------
FINANCIAL SERVICES (4.7%)
American Express Co. .............     143,000      8,079,500
Americredit Corp.* ...............     296,700      6,082,350
CMIC Finance & Securities Co. Ltd.     724,700      1,045,539
Credit Local de France ...........      25,000      2,177,893
Credit Saison Co. ................     181,600      4,061,342
Dean Witter Discover & Co. .......      35,900      2,378,375
Hong Leong Finance Ltd. ..........     160,000        372,758
Household International, Inc. ....      20,700      1,909,575
Invesco ..........................     400,000      1,778,198
JCG Holdings .....................     142,000        138,613
MBNA Corp. .......................      48,000      1,992,000
Mercury Finance Co. ..............     472,950      5,793,638
Nichiei Co. Ltd. .................      57,500      4,225,240
Promise Co. Ltd. .................      35,800      1,762,024
PT Bunas Finance Indonesia* ......     377,000        399,026
Sanyo Shinpan Finance Co. Ltd. ...      27,100      1,696,529
Takefuji Corp.* ..................      20,200      1,456,437
Yamaichi Securities ..............     343,000      1,525,300
                                               --------------
                                                   46,874,337
                                               --------------
INSURANCE (5.3%)
Acceptance Industries Cos., Inc.*      110,100      2,174,475
Aegon N.V. .......................      95,000      6,050,679
American International
 Group, Inc. .....................      96,250     10,419,063
AMEV N.V. ........................     125,000      4,374,804
Corporacion Mapfre
 Cia Inter SA ....................      70,853      4,320,154
Irish Life PLC ...................     100,000        459,421
Koa Fire & Marine ................     109,000        528,953
Pacific & Orient BHD .............     220,000        531,380
PennCorp Financial Group, Inc. ...      35,700      1,285,200
PMI Group, Inc. ..................      36,500      2,021,188
Progressive Corp. ................      61,500      4,143,563
Travelers Group, Inc. ............     293,133     13,300,910
Twentieth Century Industries .....     211,000      3,560,625
                                                --------------
                                                   53,170,415
                                                --------------

                                      70

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
----------------------------------  ----------- --------------
MORTGAGE RELATED (0.1%)
Federal National Mortgage
 Association .....................      15,000   $    558,750
                                               --------------
REAL ESTATE (2.5%)
Arden Realty Group, Inc. .........      98,500      2,733,375
Castle & Cooke, Inc.* ............      85,000      1,349,375
Cheung Kong Holdings .............      90,000        799,987
Chubu Sekiwa Real Estate .........      23,000        295,916
City Developments Ltd. ...........     270,000      2,431,216
Daibiru Corp. ....................      90,000        831,534
JP Realty, Inc. ..................      87,300      2,258,888
Macerich Co. .....................     151,700      3,963,163
Mitsubishi Estate Co. ............     218,000      2,240,048
Prentiss Properties Trust ........      85,000      2,125,000
Sap Holdings* ....................      66,000        316,215
Spieker Properties, Inc. .........      37,700      1,357,200
Storage USA, Inc. ................      28,000      1,053,500
Summit Properties, Inc. ..........      72,000      1,593,000
Sun Communities, Inc. ............      41,000      1,414,500
                                               --------------
                                                   24,762,917
                                               --------------
UTILITY--ELECTRIC (2.8%)
British Energy PLC* ..............   1,672,000      4,210,526
Enersis S.A. (ADR) ...............      45,000      1,248,750
EVN ..............................       8,394      1,263,659
Gas Y Electridad SA (Series 2) ...       5,000        319,899
Hidroelectrica del Cantabrico ....      56,000      2,138,928
Iberdrola II .....................     150,000      2,127,520
Iberdrola SA .....................     250,000      3,545,866
Korea Electric Power (ADR) .......     100,000      2,050,000
National Grid Group PLC ..........   1,100,000      3,684,022
National Power PLC ...............     450,000      3,769,677
Veba AG ..........................      60,000      3,450,741
                                               --------------
                                                   27,809,588
                                               --------------
UTILITY--GAS (0.4%)
General de Aguas d'Barcelona .....      90,000      3,746,285
                                               --------------
UTILITY--TELEPHONE (1.3%)
Empresas Telex-Chile S.A. (ADR) ..     119,000        550,375
Frontier Corp. ...................      42,000        950,250
Hellenic Telecommunication
 Organization SA .................      48,880        841,808
Kon. PTT Nederland+ ..............     120,000      4,574,671
PT Indonesian Satellite (ADR) ....      40,000      1,095,000
Stet Societa Finanz Telefon ......      40,000        181,953
Tele Danmark AS (B Shares) .......       6,000        331,235
Telefonica de Espana SA ..........     100,000      2,324,084
Telephone & Data Systems, Inc. ...      61,700      2,236,625
                                               --------------
                                                   13,086,001
                                               --------------
 TOTAL CREDIT SENSITIVE (22.1%) ..                220,014,368
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.7%)
Nabors Industries, Inc.* .........     121,000      2,329,250
OMV AG ...........................      40,000      4,510,754
                                               --------------
                                                    6,840,004
                                               --------------
OIL--DOMESTIC (0.1%)
Union Pacific Resources
 Group, Inc. .....................      39,465   $  1,154,351
XCL Corp.* .......................     700,000        131,250
                                               --------------
                                                    1,285,601
                                               --------------
OIL--INTERNATIONAL (0.6%)
Canadian Occidental ..............      10,000        160,000
ENI Spa ..........................     666,000      3,418,093
Repsol SA ........................      65,000      2,495,211
Yukong Ltd. (GDR)+ ...............      25,000        156,250
                                               --------------
                                                    6,229,554
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Bouygues Offshore SA (ADR)* ......     148,000      1,905,500
Coflexip (ADR)* ..................      70,117      1,840,571
Tubos de Acero de Mexico SA (ADR)*     112,400      1,784,350
                                               --------------
                                                    5,530,421
                                               --------------
RAILROADS (1.0%)
Canadian Pacific Ltd. ............     218,400      5,787,600
Union Pacific Corp. ..............      63,633      3,825,934
                                               --------------
                                                    9,613,534
                                               --------------
 TOTAL ENERGY (3.0%)..............                 29,499,114
                                               --------------
TECHNOLOGY
ELECTRONICS (8.8%)
Austria Mikro Systeme
 International ...................       4,000        308,844
Aval Data ........................      14,000        112,426
Cabletron Systems, Inc.* .........      54,100      1,798,825
Cisco Systems, Inc.* .............     338,000     21,505,250
Cypress Semiconductor Corp.* .....     120,000      1,695,000
EMC Corp.* .......................     160,000      5,300,000
Fujimi, Inc. .....................         500         26,941
Hirose Electric Co. Ltd. .........      45,400      2,630,464
Hoya Corp. .......................      86,000      3,378,810
Intel Corp. ......................     144,500     18,920,458
National Semiconductor Corp.* ....      86,000      2,096,250
NEC Corp. ........................      35,000        423,107
Rohm Co. Ltd. ....................      31,000      2,034,367
Seagate Technology, Inc.* ........      97,000      3,831,500
Seatex Garex ASA* ................      81,700        443,963
TDK Corp. ........................      35,000      2,281,755
Texas Instruments, Inc. ..........      38,100      2,428,875
Tokyo Electron ...................      38,000      1,164,839
Yokogawa Electric Corp. ..........     471,000      4,067,006
3Com Corp.* ......................     182,500     13,390,938
                                                --------------
                                                   87,839,618
                                                --------------
OFFICE EQUIPMENT (1.2%)
Canon, Inc. ......................      50,000      1,105,259
Compaq Computer Corp.* ...........      45,000      3,341,250
Ricoh Elemex Corp. ...............      21,000        293,757
Sterling Software, Inc.* .........     169,600      5,363,600
Xerox Corp. ......................      47,400      2,494,425
                                                --------------
                                                   12,598,291
                                                --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                     NUMBER        VALUE
                                   OF SHARES      (NOTE 1)
-------------------------------- ------------ --------------
OFFICE EQUIPMENT SERVICES (2.7%)
Accugraph Corp. (Class A)* .....        6,200   $      4,936
Electronic Data Systems Corp. ..      119,000      5,146,750
Fuji Soft Corp. ................       32,500        993,438
Informix Corp.* ................       67,000      1,365,125
Istar Internet, Inc.*+ .........       12,500         41,994
Micro Warehouse, Inc.* .........       60,900        715,575
Microsoft Corp.* ...............       66,000      5,453,250
Misys PLC ......................      130,000      2,486,479
Oracle Corp.* ..................       44,800      1,870,400
Sterling Commerce, Inc.* .......      236,660      8,342,265
Turbon International AG ........       30,000        779,828
                                              --------------
                                                  27,200,040
                                              --------------
TELECOMMUNICATIONS (5.4%)
BCE Mobile Communications, Inc.*       16,000        474,420
Cellular Communications Puerto
 Rico, Inc.* ...................        7,600        150,100
Cox Communications, Inc.
 (Class A)* ....................       17,000        393,125
DDI Corp. ......................          401      2,652,327
Deutsche Telekom AG (ADR)* .....      232,000      4,727,000
Filtronic Comtek PLC ...........    1,210,000      7,648,820
Forval Corp. ...................        8,000        311,545
Korea Mobile Telecommunications
 Corp. (ADR) ...................      362,560      4,667,960
MFS Communications Co., Inc.* ..      361,145     19,682,400
NetCom Systems AB (B Shares)* ..       85,600      1,387,085
Rogers Cantel Mobile
 Communications (Class B)* .....       20,000        396,567
Tadiran Telecommunications Ltd.       199,800      4,470,525
Teleport Communications Group,
 Inc. (Class A)* ...............       60,500      1,845,250
United States Cellular Corp.* ..       40,600      1,131,725
Vodafone Group .................      900,000      3,800,512
                                              --------------
                                                  53,739,361
                                              --------------
 TOTAL TECHNOLOGY (18.1%) ......                 181,377,310
                                              --------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Alba ...........................        8,000        809,074
BTR PLC ........................      200,000        973,041
Cie Generale des Eaux ..........       30,000      3,717,838
Crean (James) PLC--Units .......      385,000      1,207,465
Hanson PLC .....................      500,000        698,088
Indonesia Fund, Inc.* ..........       20,000        195,000
International UNP Holdings* ....      450,000         92,021
International UNP
 Holdings--Warrants* ...........      225,000              0
Invesco Funding LLC* ...........       80,000        355,640
Mitsubishi Corp. ...............      186,000      1,927,295
Sime Darby BHD .................      800,000      3,151,851
Taiwan Fund ....................       40,000        890,000
Tomkins PLC ....................      500,000      2,299,837
                                              --------------
 TOTAL DIVERSIFIED (1.6%) ......                  16,317,150
                                              --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (89.6%)
 (Cost $766,444,974) ...........                 893,968,835
                                              --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Fielmann AG ....................        8,000   $    252,145
                                              --------------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Fresenius AG* ..................        4,000        830,517
                                              --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
MFS Communications Co., Inc.
 8.0% Conv. ....................       22,000      2,007,500
Nokia Oy Cum ...................       44,000      2,553,574
                                              --------------
 TOTAL TECHNOLOGY (0.5%) .......                   4,561,074
                                              --------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $3,075,940) .............                   5,643,736
                                              --------------

                                   PRINCIPAL
                                     AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.2%)
FOODS
Burns, Philp & Co., Ltd.
 5.5% Conv., 04/30/04 ..........   $2,000,000      1,756,250
                                              --------------
CREDIT SENSITIVE (0.0%)
INSURANCE
Corporacion Mapfre
 8.5% Conv., 02/27/99 .......Peseta29,910,000        230,558
                                              --------------
TECHNOLOGY
ELECTRONICS (0.9%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .....................   $1,305,000      2,019,488
3Com Corp.
 10.25% Conv., 11/01/01+ .......    3,000,000      6,622,500
                                              --------------
 TOTAL TECHNOLOGY (0.9%) .......                   8,641,988
                                              --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS

Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98        27,900         24,063
                                              --------------
TOTAL LONG-TERM DEBT SECURITIES (1.1%)
 (Amortized Cost $7,465,869) ...                  10,652,859
                                              --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (1.0%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ...........   10,000,000      9,976,125
                                              --------------
COMMERCIAL PAPER
BHF Delaware Inc.
 5.64%, due 03/10/97 ...........    5,000,000      4,950,228
Chase Manhattan Bank
 5.59%, due 03/14/97 ...........    5,000,000      4,947,300
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ...........    5,000,000      4,927,263
Enterprise Funding Corp.
 5.48%, due 03/03/97 ...........    1,300,000      1,288,391
International Securitization
 5.45%, due 03/18/97 ...........    7,000,000      6,922,121
Koch Industries
 6.9%, due 01/02/97 ............    1,800,000      1,799,655

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

                                 PRINCIPAL       VALUE
                                   AMOUNT       (NOTE 1)
------------------------------ ------------ --------------
Premium Funding--Series B
 5.5%, due 02/18/97 ..........  $ 8,241,000   $  8,180,566
                                            --------------
 TOTAL COMMERCIAL PAPER (3.3%)                  33,015,524
                                            --------------
TIME DEPOSITS
Bank of Tokyo-
 Mitsubishi Bank Ltd., N.Y.
 5.5%, due 03/04/97 ..........   28,000,000     27,974,910
Toronto Dominion Bank
 6.25%, due 01/02/97 .........   10,600,000     10,600,000
                                            --------------
 TOTAL TIME DEPOSITS (3.8%) ..                  38,574,910
                                            --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.1%)
 (Amortized Cost $81,581,556)                   81,566,559
                                            --------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost $858,568,339)            991,831,989
OTHER ASSETS
 LESS LIABILITIES (0.6%) .....                   5,499,495
                                            --------------
NET ASSETS (100.0%) ..........                $997,331,484
                                            ==============


------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $45,781,555 or 4.6% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA
KTM Motorradholding AG* ..........     2,340     $  130,751
Quilmes Industrial Quins (ADR) ...    19,000        173,375
                                              ---------------
 TOTAL ARGENTINA (0.2%) ..........                  304,126
                                              ---------------
AUSTRALIA
AAPC Ltd. ........................   100,000         60,409
Aristocrat Leisure Ltd. ..........   160,000        415,866
Boral Ltd. .......................    50,000        142,278
Brambles Industries Ltd. .........    20,000        390,271
Broken Hill Proprietary Co. Ltd. .    21,000        299,118
Cochlear Ltd. ....................    90,000        256,101
Gio Australia Holdings Ltd.*  ....   200,000        511,883
Great Central Mines Ltd.* ........   100,000        284,556
Guinness Peat Group ..............    13,200          7,554
National Australia Bank Ltd.  ....     4,900         57,643
News Corp. Ltd. ..................     5,900         31,139
Oil Search Ltd. ..................   500,000        973,691
Orogen Minerals Ltd. (GDS)*+  ....    60,000      1,758,000
Plutonic Resources Ltd. ..........    20,000         92,997
Qantas Airways Ltd. ..............    70,000        116,843
QBE Insurance Group Ltd. .........    63,998        337,260
QCT Resources, Inc. ..............   200,000        270,249
Reinsurance Australia Corp.*  ....    40,000        155,791
Spectrum Network Systems*+  ......   600,000        209,840
Western Mining Corp. Ltd. ........    22,000        138,670
Westralian Sands Ltd. ............    14,000         44,512
                                              ---------------
 TOTAL AUSTRALIA (4.3%) ..........                6,554,671
                                              ---------------
AUSTRIA
EVN-Energie Versorgung Niederland        800        120,435
OMV AG ...........................       600         67,661
VA Technologie AG* ...............     3,000        470,886
                                              ---------------
 TOTAL AUSTRIA (0.4%) ............                  658,982
                                              ---------------
BELGIUM
Electrabel .......................       250         59,224
Generale de Banque ...............       120         43,058
Petrofina SA .....................       110         35,046
Tractebel Investment
 International Capital ...........        70         32,625
Tractebel Investment
 International Capital--
 Warrants* .......................        70              0
                                              ---------------
 TOTAL BELGIUM (0.1%) ............                  169,953
                                              ---------------
CANADA
Accugraph Corp. (Class A)*  ......     5,000          3,980
Architel Systems Corp.* ..........    30,300        186,989
Istar Internet, Inc.*+ ...........    12,000         40,314
Loblaw Companies Ltd. ............    20,000        206,682
Prime Resource Group, Inc.  ......    20,000        141,683
Renaissance Energy Ltd.* .........     2,000         68,139
Rofin-Sinar Technologies, Inc.*  .    40,000        470,000
Transat A.T., Inc.* ..............    67,500        554,592
                                              ---------------
 TOTAL CANADA (1.1%) .............                1,672,379
                                              ---------------
CHILE
Empresas Telex-Chile S.A. (ADR)  .    20,000     $   92,500
Enersis S.A. (ADR) ...............     1,000         27,750
Santa Isabel S.A. (ADR) ..........    17,000        384,625
                                              ---------------
 TOTAL CHILE (0.3%) ..............                  504,875
                                              ---------------
DENMARK
Carli Gry International A/S*  ....    15,600        747,266
Coloplast A/S B ..................     4,000        455,235
Den Danske Bank ..................       400         32,274
Scandinavian Mobility
 International, Inc.+ ............     6,000         98,861
Tele Danmark AS (B Shares)  ......     1,000         55,206
                                              ---------------
 TOTAL DENMARK (0.9%) ............                1,388,842
                                              ---------------
FINLAND
KCI Konecranes International*  ...    20,000        630,824
Nokia Corp. (ADR) ................     3,000        172,875
                                              ---------------
 TOTAL FINLAND (0.5%) ............                  803,699
                                              ---------------
FRANCE
Accor SA .........................     8,000      1,013,010
Alcatel Alsthom ..................     3,500        281,160
Banque Nationale de Paris ........       700         27,091
Bouygues Offshore SA (ADR)*  .....    40,000        515,000
BSN Gervais Danone ...............       500         69,673
Carrefour ........................       225        146,401
Cie de St. Gobain ................       250         35,367
Cie Fin Paribas (Series A)  ......       750         50,723
Cie Generale des Eaux ............     6,000        743,568
Coflexip (ADR)* ..................     3,000         78,750
Credit Local de France ...........     1,000         87,116
Dauphin O.T.A.* ..................       195         12,102
Elf Aquitaine ....................     2,250        204,814
Havas ............................       350         24,554
Lafarge Corp. ....................       450         26,999
L'Air Liquide SA .................       550         85,863
L'Oreal ..........................       495        186,418
Louis Dreyfus Citrus*+ ...........    20,300        665,125
Louis Vuitton Moet Hennessy  .....       500        139,636
Lyonnais des Eaux Dumez ..........       400         37,228
Michelin (CGDE), (Class B)  ......     1,800         97,173
Pernod-Ricard ....................     2,000        110,629
Peugeot SA .......................       250         28,139
Pinault Printemps ................       150         59,497
Promodes .........................       100         28,236
Schneider SA .....................       800         36,990
Societe Generale .................       550         59,468
St. Dupont*+ .....................    34,900      1,183,848
                                              ---------------
 TOTAL FRANCE (4.0%) .............                6,034,578
                                              ---------------
GERMANY
Adidas AG+ .......................     3,000        259,293
Allianz AG Holding ...............       150        270,016
Apcoa Parking AG .................       800         85,781
Bayer AG .........................     4,500        182,626
B.U.S. Berzelius
 Umwelt-Service AG ...............    24,850        306,830
Daimler-Benz AG* .................     2,000        137,120

                                      74

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
Deutsche Bank AG .................     3,250     $  151,644
Deutsche Telekom AG (ADR)*  ......    50,000      1,018,750
Dresdner Bank AG .................     2,850         85,196
Kiekert AG .......................     1,000         28,789
Linde AG .........................        50         30,381
Lufthansa AG .....................     2,000         27,008
Pfeiffer Vacuum Technology (ADR)*     10,000        180,000
RWE AG ...........................     1,850         77,424
SAP AG ...........................       500         68,397
Schering AG ......................       400         33,767
SGL Carbon AG+ ...................     6,900        870,345
Siemens AG .......................     2,500        116,032
SKW Trostberg AG .................     5,000        135,885
Thyssen AG .......................       150         26,602
Turbon International AG ..........     4,500        116,974
Veba AG ..........................     5,150        296,189
Viag AG ..........................       150         58,731
                                              ---------------
 TOTAL GERMANY (3.0%) ............                4,563,780
                                              ---------------
GREECE (0.2%)
Hellenic Telecommunication
 Organization S.A. ...............    14,070        242,313
                                              ---------------
HONG KONG
Aeon Credit Service Co. ..........   924,000        295,675
Associated International Hotels  .    10,000          7,499
Cheung Kong Holdings .............    50,000        444,437
China Apollo Holdings Ltd.  ......   700,000         73,308
China Travel International
 Investment Hong Kong Ltd.*  .....   700,000        309,975
First Sign International
 Holdings Ltd. ...................   600,000        191,997
Hang Seng Bank ...................     5,000         60,767
HSBC Holdings PLC (H.K.$).........    14,200        303,846
Hutchison Whampoa ................    12,000         94,253
Jardine International
 Holdings Ltd. ...................    32,000         42,821
JCG Holdings .....................   250,000        244,036
Television Broadcasts ............    37,000        147,818
                                              ---------------
 TOTAL HONG KONG (1.5%) ..........                2,216,432
                                              ---------------
INDONESIA
PT Bunas Finance Indonesia*  .....    93,000         98,434
PT Citatah* ......................   430,000        300,381
PT Indonesian Satellite (ADR)  ...    10,000        273,750
PT Kalbe Farma* ..................   350,000        400,085
PT Sekar Bumi ....................   510,000        323,878
                                              ---------------
 TOTAL INDONESIA (0.9%) ..........                1,396,528
                                              ---------------
IRELAND
Crean (James) PLC--Units .........     5,000         15,681
Fyffes PLC .......................   600,000      1,118,886
Irish Continental Group ..........    20,000        150,032
Irish Life PLC ...................    50,000        229,711
Jurys Hotel Group PLC ............    62,000        289,046
                                              ---------------
 TOTAL IRELAND (1.2%) ............                1,803,356
                                              ---------------
ISRAEL
Home Centers Ltd.* ...............    15,400         71,225
Tadiran Telecommunications Ltd. ..    20,000        447,500
                                              ---------------
 TOTAL ISRAEL (0.3%) .............                  518,725
                                              ---------------
ITALY
Assicurazioni Generali Spa  ......     5,500     $  104,244
Banca Commerciale Italiana Spa ...    10,000         18,195
Danieli & Co.* ...................    24,800        204,368
Editorale La Repubblica Spa*  ....    40,000         55,509
ENI Spa ..........................    30,000        153,968
ENI Spa (ADR) ....................     6,000        309,750
Fiat Spa .........................    20,000         60,519
Istituto Bancario San Paolo di
 Torino ..........................     5,000         30,655
Istituto Mobilare Italiano  ......     2,500         21,426
Istituto Naz Delle Assicurazioni      22,500         29,310
Mediaset Spa* ....................   260,000      1,199,836
Mediolanum Spa*+ .................    36,000        340,807
Rinascente .......................    10,000         58,014
Rinascente--Warrants* ............       500            221
Simint Spa* ......................   100,000        372,477
Telecom Italia Mobile Spa ........    40,000        101,129
Telecom Italia Spa ...............     5,000         12,987
Unicem Spa* ......................    16,000        104,425
                                              ---------------
 TOTAL ITALY (2.1%) ..............                3,177,840
                                              ---------------
JAPAN
Ajinomoto Co., Inc. ..............     3,000         30,567
Akita Bank .......................    20,000        124,342
Asahi Bank Ltd. ..................    40,000        355,755
Asahi Chemical Industry Co.  .....     6,000         33,987
Asahi Diamond Industry Co. Ltd.  .    22,000        199,465
Asahi Glass Co. Ltd. .............    16,000        150,591
Asatsu, Inc. .....................    14,000        444,867
Bank of Tokyo-Mitsubishi Bank  ...    48,000        891,115
Bridgestone Corp. ................     4,000         75,987
Bridgestone Metalpha Corp.  ......    12,000        102,582
Canon, Inc. ......................    10,000        221,052
Capcom Co. Ltd. ..................     8,000        163,716
Chubu Sekiwa Real Estate .........     5,000         64,330
Credit Saison Co. ................    44,000        984,026
Daibiru Corp. ....................    21,000        194,025
Dai-Ichi Corp. ...................     6,000        121,233
Dai-Ichi Kangyo Bank .............    12,000        173,042
Daimon Co. Ltd. ..................     9,000        144,547
Dainippon Ink & Chemical, Inc.  ..    27,000        100,017
Dainippon Printing Co. Ltd.  .....     3,000         52,586
Daiseki Co. Ltd. .................     6,000        142,993
Daiwa House Industry Co. .........     2,000         25,732
DDI Corp. ........................        80        529,143
Doshisha Co. .....................     4,000         65,625
Eiden Sakakiya Co. Ltd. ..........    18,000        181,850
Enix Corp.* ......................     9,400        212,659
Enshu* ...........................    42,000        126,207
Familymart Co. ...................     3,500        139,927
Fanuc Co. ........................       900         28,832
FCC Co. Ltd. .....................    10,000        271,997
Fuji Bank Ltd. ...................    11,000        160,522
Fuji Photo Film Co. ..............     1,000         32,985
Fuji Soft Corp. ..................     7,600        232,312
Fujikura Ltd. ....................    48,000        384,630
Fujimi, Inc. .....................     5,500        296,347
Hachijuni Bank ...................     9,000         85,485
Hankyu Corp. .....................    25,000        124,126

                                      75

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
Hirose Electric Co. Ltd. .........    11,000     $ 637,337
Hitachi Ltd. .....................    16,000       149,210
Hitachi Metals Ltd. ..............    28,000       222,675
Hitachi Plant Engineering &
 Construction Co. ................    24,000       142,164
Hokushin .........................       600         4,072
Homac Corp. ......................     7,500       135,999
Home Wide Corp., Inc. ............    15,000       134,703
Honda Motor Corp. ................    22,000       628,789
Hoya Corp. .......................    20,000       785,770
Industrial Bank of Japan .........     9,720       168,700
Isetan & Co. .....................    46,000       595,803
Ishihara Sangyo Ltd.* ............   100,000       241,775
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............    60,000       266,816
Isuzu Motors Ltd. ................    40,000       177,878
Ito Yokado Co. Ltd. ..............     2,000        87,039
Japan Airport Terminal Co.  ......    32,200       394,819
Japan Industrial Land Development      8,000       151,973
Kajima Corp. .....................    16,000       114,394
Kaneshita Construction Co.  ......     6,000        56,990
KAO Corp. ........................     3,000        34,971
Kawasaki Heavy Industries ........   150,000       620,413
Kawasaki Kisen* ..................    20,000        45,592
Kawasaki Steel ...................    13,000        37,380
Keyence Corp. ....................     4,000       493,912
Kikuchi Co. Ltd. .................    14,000       181,331
King Co.* ........................    38,000       170,952
Kinki Nippon Railroad Co. ........     7,000        43,701
Kirin Brewery Co. ................     4,000        39,375
Koa Fire & Marine ................    22,000       106,761
Komatsu Ltd. .....................     4,000        32,812
Kubota Corp. .....................     6,000        28,961
Mabuchi Motor Co. ................    10,000       503,411
Makino Milling Machine Co.  ......    30,000       191,434
Mars Engineering Corp.* ..........     6,000       152,837
Matsuda Sangyo Co. Ltd. ..........     8,000       206,545
Matsushita Electric
 Industrial Co. ..................    11,000       179,518
Matsuyadenki Co. Industries  .....     6,000        56,472
Meitec Corp. .....................    39,000       744,236
Minebea Co. ......................    50,000       417,926
Ministop Co. Ltd. ................     4,700       114,852
Misawa Ceramic Corp. .............    34,000       184,958
Mitsubishi Chemical Corp. ........    50,000       161,903
Mitsubishi Corp. .................    44,000       455,919
Mitsubishi Estate Co. ............    46,000       472,671
Mitsubishi Heavy Industries Ltd. .   100,000       794,405
Mitsubishi Materials Corp.  ......     6,000        24,247
Mitsubishi Trust & Banking Corp.      20,000       267,680
Mitsui Home Co. Ltd. .............    28,000       345,739
Mitsui & Co. .....................     6,000        48,700
Murata Manufacturing Co. Ltd.  ...     1,000        33,244
Namco Ltd. .......................    20,000       613,073
Namura Shipbuilding Co. ..........    26,000        85,312
Nanno Construction Co. Ltd.  .....    15,000        89,371
NEC Corp. ........................     6,000        72,533
NGK Spark Plug Co. ...............    32,000       350,920
Nichiei Co. Ltd. .................    12,000       881,789
Nichiha Corp. ....................    38,000       672,653
Nintendo Co. .....................    12,000     $ 858,993
Nippon Denwa Shisetsu* ...........    30,000       277,178
Nippon Electric Glass ............    20,000       307,400
Nippon Express Co. Ltd. ..........     5,000        34,280
Nippon Kanzai Co. ................     1,000        25,905
Nippon Paper Industries Co.  .....    18,000        83,931
Nippon Steel Corp. ...............    27,000        79,734
Nippon Television Network Corp.  .     2,860       864,347
Nippon Yusen K.K. ................     4,000        18,099
Nippondenso Co. Ltd. .............     4,000        96,365
Nireco ...........................    15,000       170,970
Nissen Corp. Ltd. ................     2,300        16,087
Nitta Corp. ......................    27,000       338,054
Nitto Kohki Co. Ltd. .............    15,000       537,518
Nomura Securities Co. ............     8,000       120,197
Noritsu Koki Co. Ltd. ............    18,000       847,077
Ohmoto Gumi Co. Ltd. .............    11,000       157,672
Oie Sangyo Co. Ltd. ..............    12,000       155,427
Oji Paper Co. Ltd. ...............    14,000        88,611
Omron Corp. ......................    44,000       828,253
Oriental Construction Co. ........    11,000       141,525
Paris Miki, Inc. .................    13,500       487,264
Promise Co. Ltd. .................     9,000       442,967
PS Corp. .........................    18,900       316,605
Renown, Inc.* ....................    70,000       186,771
Ricoh Elemex Corp. ...............     8,000       111,907
Rohm Co. Ltd. ....................     7,000       459,373
Rohto Pharmaceutical Co. .........    33,000       319,143
Royal Ltd. .......................    12,000       274,588
Santen Pharmaceutical Co. ........    34,000       704,602
Sanyo Chemicals ..................    20,000       153,700
Sanyo Electric Co. Ltd. ..........    60,000       248,683
Sanyo Engineering & Construction,
 Inc. ............................    27,000       240,135
Sanyo Pax Co. Ltd. ...............    23,000       399,188
Sanyo Shinpan Finance Co. Ltd.  ..     6,000       375,615
Sato Corp. .......................    26,000       507,383
Sekisui Chemical Co. Ltd. ........    22,000       222,261
Sekisui House Ltd. ...............     3,000        30,567
Seven-Eleven Japan Ltd. ..........     7,000       409,809
Shaddy Co. Ltd. ..................     2,000        31,949
Sharp Corp. ......................    12,000       170,970
Shimizu Corp. ....................     3,000        22,407
Shin-Etsu Chemical Ltd. ..........     5,000        91,097
Shiseido Co. .....................    32,000       370,262
Shizuoka Bank ....................    30,000       318,625
Sho Bond Construction ............    28,000       754,339
SMC Corp. ........................    10,000       672,653
Sodick Co.* ......................    78,000       646,576
Sony Corp. .......................     1,000        65,538
Suido Kiko Kaisha ................     8,000        56,645
Sumitomo Bank Ltd. ...............    12,000       173,042
Sumitomo Chemical Co. Ltd.  ......     7,000        27,744
Sumitomo Forestry Co. ............     6,000        73,051
Sumitomo Metal Industries ........   200,000       492,185
Taisei Corp. .....................     4,000        20,724
Taisho Pharmaceutical Co. ........    22,000       518,608
Takara Printing Co. ..............    19,000       154,218
Takeda Chemical Industries  ......     8,000       167,861
Takefuji Corp.* ..................     4,000       288,403
Takihyo Co. Ltd. .................    21,000       253,864

                                      76

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
TDK Corp. ........................     8,000     $   521,544
Toda Construction ................    18,000         136,776
Toei Co. .........................    50,000         322,079
Toho Bank ........................    15,000          90,925
Tokio Marine & Fire
 Insurance Co. ...................     6,000          56,472
Tokyo Broadcasting System ........    41,000         626,630
Tokyo Electric Power Co., Inc.  ..     7,000         153,527
Tokyo Electron ...................    10,000         306,537
Tokyu Corp. ......................     5,000          28,409
Toray Industries, Inc. ...........     6,000          37,043
Toso Co. Ltd. ....................    16,000         248,683
Tostem Corp. .....................     1,000          27,631
Toyoda Gosei* ....................    20,000         138,675
Toyota Motor Corp. ...............    11,000         316,294
Warabeya Nichiyo Co. Ltd.*  ......    12,000         102,582
Wesco, Inc. ......................     5,200          65,107
Xebio Co. ........................     6,000         178,741
Yamaichi Securities ..............    40,000         177,878
Yamanouchi Pharmaceutical ........    32,000         657,629
Yamato Transport .................    65,000         673,516
Yaskawa Electric Corp.* ..........    48,000         166,618
Yokogawa Electric Corp. ..........   106,000         915,290
                                              ---------------
 TOTAL JAPAN (30.3%) .............                45,982,150
                                              ---------------
MALAYSIA
Guinness Anchor BHD ..............    30,000          73,649
Hong Leong Bank BHD ..............    50,000         174,223
IOI Corp. BHD ....................   250,000         384,082
Kim Hin Industry BHD .............   100,000         167,888
Lingkaran Trans Kota Holdings
 BHD*+ ...........................   152,000         312,968
Malayan Banking Berhad ...........    24,000         266,086
Mancon BHD* ......................    76,666         233,747
Metacorp Berhard .................   120,000         306,474
Pacific & Orient BHD .............    80,000         193,229
Resorts World BHD ................    20,000          91,071
RJ Reynolds BHD ..................   200,000         542,467
Sap Holdings* ....................    60,000         287,468
Sime Darby BHD ...................   150,000         590,972
Sriwani Holdings BHD .............   180,000         484,657
Star Publications BHD ............    30,000         118,194
                                              ---------------
 TOTAL MALAYSIA (2.8%) ...........                 4,227,175
                                              ---------------
MEXICO
Elamex S.A. de C.V.* .............    33,300         320,513
Grupo Elektra S.A. de C.V.*  .....    60,000         471,799
Panamerican Beverages ............     5,000         234,375
                                              ---------------
 TOTAL MEXICO (0.7%) .............                 1,026,687
                                              ---------------
NETHERLANDS
ABN Amro Holdings ................     1,456          94,672
Aegon N.V. .......................     8,000         509,531
Akzo Nobel N.V. ..................       330          45,053
AMEV N.V. ........................    10,000         349,984
Content Beheer N.V.*+ ............    30,000       1,145,403
Elsevier N.V. ....................    17,310         292,397
Goudsmit (Eduard) N.V.* ..........     6,000         534,521
Gucci Group N.V. .................     5,000         319,375
Heineken N.V. ....................       233          41,218
Hunter Douglas N.V. ..............     3,000         202,181
IHC Caland N.V. ..................     4,000         228,386
ING Groep N.V. ...................     3,392         122,050
KLM ..............................     2,000     $    56,229
Kon. PTT Nederland+ ..............    25,000         953,056
Koninklijke Nedlloyd Groep N.V. ..    20,000         548,405
Nutrica Verenigde Bedrijven
 N.V.+............................     1,000         151,853
Royal Dutch Petroleum Co. ........     2,487         435,781
Toolex Alpha N.V.* ...............    15,000         159,375
Unilever N.V. CVA ................       742         131,175
Vendex International N.V. ........     3,600         153,901
Ver Ned Uitgeversbedr
 Ver Bezit N.V. ..................     5,000         104,417
                                              ---------------
 TOTAL NETHERLANDS (4.3%) ........                 6,578,963
                                              ---------------
NEW ZEALAND
Lion Nathan Ltd. .................    15,000          35,948
Tourism Holdings Ltd. ............    15,000          28,631
Warehouse Group Ltd.* ............   120,000         288,436
                                              ---------------
 TOTAL NEW ZEALAND (0.2%) ........                   353,015
                                              ---------------
NORWAY
Alvern Norway ASA* ...............   110,000       1,468,453
Hafslund Nycomed ASA
 (B Shares) ......................     5,000          34,316
Merkantildata A/S ................     1,000          18,375
Norsk Hydro AS ...................     1,100          59,602
Nycomed ASA (B Shares)* ..........     5,000          76,956
Seatex Garex ASA* ................   100,000         543,406
Tomra Systems ....................    58,000         906,357
Union Bank of Norway .............    12,000         376,929
                                              ---------------
 TOTAL NORWAY (2.3%) .............                 3,484,394
                                              ---------------
PANAMA (0.3%)
Banco Latinoamericano de
 Exportaciones, S.A. (E Shares) ..    10,000         507,500
                                              ---------------
PERU
Banco Wiese Limitado (ADR)  ......    10,000          58,750
Telefonica del Peru S.A. (ADR)  ..    60,000       1,132,500
                                              ---------------
 TOTAL PERU (0.8%) ...............                 1,191,250
                                              ---------------
PORTUGAL
Banco Comercial Portugues SA  ....    32,700         431,420
Telecel-Comunicacoes
 Pessoai SA* .....................    15,000         958,044
                                              ---------------
 TOTAL PORTUGAL (0.9%) ...........                 1,389,464
                                              ---------------
SINGAPORE
City Developments Ltd. ...........    65,000         585,293
Comfort Group Ltd. ...............    18,000          15,951
Fraser & Neave ...................    50,000         514,543
GP Batteries International Ltd. ..    30,000          99,600
GP Batteries International Ltd.+ .   110,000         365,200
Great Eastern Life
 Assurance Co.* ..................     7,000         120,560
Overseas Union Bank Ltd. .........    20,000         154,363
Singapore Airlines Ltd. ..........    20,000         181,519
SM Summit Holdings Ltd.* .........    30,000          10,076
                                              ---------------
 TOTAL SINGAPORE (1.4%) ..........                 2,047,105
                                              ---------------
SOUTH KOREA
Korea Electric Power (ADR)  ......    10,000         205,000
Korea Mobile Telecommunications
 Corp. (ADR) .....................    63,860         822,198
                                              ---------------
 TOTAL SOUTH KOREA (0.7%) ........                 1,027,198
                                              ---------------

                                      77

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
SPAIN
Banco Bilbao Vizcaya SA ..........     1,627     $   87,916
Banco de Valencia ................    30,000        586,224
Banco Popular ....................       200         39,313
Banco Santander SA ...............     1,156         74,050
Centros Comerciales Pryca SA  ....     3,000         63,594
Construcciones Auxiliar Ferro  ...       500         18,963
Corporacion Mapfre Cia
 Inter SA ........................    10,000        609,735
Cubiertas Y Mzov SA ..............     2,000        154,168
El Aguila SA* ....................    19,000         91,244
Empresa Nacional de
 Celulosa SA* ....................     5,000         59,933
Endesa ...........................     1,122         79,915
Gas Y Electridad SA (Series 2)  ..    16,000      1,023,676
General de Aguas d'Barcelona  ....     6,000        249,752
Hidroelectrica del Cantabrico  ...    10,000        381,951
Iberdrola II .....................    10,000        141,835
Iberdrola SA .....................    25,668        364,061
Portland Valderrivas SA* .........     5,424        365,423
Prosegur Compania
 Seguridad SA ....................     4,315         39,914
Repsol SA ........................     4,392        168,599
Tabacalera SA ....................    10,000        430,900
Telefonica de Espana SA ..........    12,358        287,210
Viscofan Envoltura ...............     2,500         36,615
                                              ---------------
 TOTAL SPAIN (3.5%) ..............                5,354,991
                                              ---------------
SWEDEN
Astra AB (A Shares) ..............     2,900        143,316
Autoliv AB .......................     3,000        131,541
BT Industries AB+ ................    10,000        186,239
Dahl International AB*+ ..........    33,000        694,437
Ericsson (L.M.) Telephone Co.
 (Series B) ......................     6,400        198,029
Kalmar Industries AB+ ............     4,000         61,591
Meda AB* .........................     8,100        153,229
NetCom Systems AB
 (B Shares)* .....................    26,400        427,793
Scandic Hotels AB*+ ..............    71,600      1,196,975
Sparbanken Sverige AB
 (A Shares) ......................    16,000        274,519
Swedish Match Co. AB* ............   200,000        703,896
                                              ---------------
 TOTAL SWEDEN (2.8%) .............                4,171,565
                                              ---------------
SWITZERLAND
ABB AG ...........................       210        261,225
CS Holdings ......................     1,250        128,409
Nestle AG ........................       180        193,246
Novartis AG* .....................       528        604,725
Roche Holdings AG Genusscheine  ..        52        404,617
Schweizerische Bankgesellschaft  .       120        105,163
Schweizerische Ruckversicherungs
 Gesellschaft ....................       120        128,114
Tag Heuer International SA (ADR)*     30,200        486,975
                                              ---------------
 TOTAL SWITZERLAND (1.5%) ........                2,312,474
                                              ---------------
THAILAND
CMIC Finance & Securities
 Co. Ltd. ........................    51,000         73,579
Nation Publishing Group
 Co. Ltd. ........................   130,000        380,176
Nawarat Patanakarn Public Co.  ...    30,000     $   35,093
Siam Makro Public Co. Ltd.  ......    50,000        210,559
Thai Engine Manufacturing Public
 Co. Ltd.* .......................    70,000        543,165
                                              ---------------
 TOTAL THAILAND (0.8%) ...........                1,242,572
                                              ---------------
UNITED KINGDOM
Barclays Bank ....................    20,000        342,791
Bass Breweries ...................     5,132         72,179
BAT Industries ...................    60,000        497,998
BOC Group Co. PLC ................     2,591         38,772
Boots Co. PLC ....................     5,806         59,926
BPB PLC ..........................    70,000        459,882
British Aerospace ................     2,120         46,487
British Airport Author PLC  ......   100,000        833,423
British Airways ..................    38,000        394,167
British Energy PLC* ..............   251,400        633,090
British Gas ......................    25,021         96,229
British Petroleum Co. PLC ........    29,367        352,412
British Sky Broadcasting
 Group PLC .......................     8,097         72,406
British Steel ....................    20,000         54,991
British Telecommunications  ......    35,150        237,550
BTR PLC ..........................    21,470        104,456
Cable & Wireless .................    12,409        103,207
Cadbury Schweppes PLC ............     5,961         50,293
Carlton Communications PLC  ......    20,000        176,278
Commercial Union PLC .............     2,801         32,797
Cordiant PLC* ....................   170,000        299,964
Dixons Group PLC* ................   120,000      1,115,228
Filtronic Comtek PLC .............   180,000      1,137,841
General Accident .................     2,904         38,132
General Electric Co. PLC .........    13,890         90,897
GKN PLC ..........................     2,089         35,822
Glaxo Wellcome PLC................    23,220        377,097
Granada Group PLC ................     3,225         47,596
Grand Metropolitan ...............    24,736        194,502
Great Universal Stores ...........     3,970         41,622
Guinness PLC .....................    80,571        631,470
Hanson PLC .......................    44,569         62,226
Harvey Nichols Group PLC*+  ......    70,000        411,315
House of Fraser PLC ..............   150,000        394,441
HSBC Holdings PLC ................    10,000        217,906
Imperial Chemical Industries  ....     3,109         40,931
Imperial Tobacco PLC* ............    49,999        322,913
Invesco ..........................   100,000        444,549
Invesco Funding LLC* .............    20,000         88,910
Kingfisher PLC ...................     4,084         44,182
Land Securities PLC ..............     3,207         40,875
Legal & General Group PLC ........     7,475         47,636
Lloyds TSB Group PLC .............    34,379        253,542
Marks & Spencer ..................    17,109        143,909
McBride PLC ......................    20,000         46,596
Millennium Chemicals, Inc.*  .....       636         11,289
Mirror Group Newspapers PLC  .....    40,000        147,669
Misys PLC ........................    12,000        229,521
National Grid Group PLC ..........   280,754        940,276
National Power PLC ...............   100,000        837,706
Peninsular & Oriental Steam
 Navigation Co. ..................     3,314         33,496
Powerscreen International ........    40,000        387,161
Prudential Corp. .................     8,019         67,519

                                      78

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- ---------------
Rank Organisation PLC ............    12,574    $     93,809
Reed International ...............    13,000         245,307
Rentokil Group PLC ...............    70,000         526,436
Reuters Holdings .................     7,496          96,503
RTZ Corp. ........................     5,510          88,398
Safeway PLC ......................     6,932          47,976
Scottish Power PLC ...............     5,263          31,736
Smith & Nephew PLC* ..............   100,000         310,071
Smithkline Beecham PLC ...........    40,000         554,702
Tate & Lyle PLC ..................    12,000          97,441
Tesco PLC ........................    12,625          76,671
Thistle Hotels PLC* ..............    94,000         292,272
Thorn PLC* .......................   120,000         517,014
Tomkins PLC ......................    25,000         114,992
Unilever .........................     4,907         119,074
United Utilities PLC .............     2,901          30,862
Vodafone Group ...................   150,000         633,419
WPP Group PLC ....................    60,000         261,076
Zeneca Group PLC .................    10,336         291,716
                                              ---------------
 TOTAL UNITED KINGDOM (12.1%) ....                18,313,548
                                              ---------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (86.4%)
 (Cost $126,187,152) .............               131,221,130
                                              ---------------
PREFERRED STOCKS:
GERMANY
Fielmann AG ......................     9,000         283,663
Fresenius AG* ....................     2,000         415,258
                                              ---------------
 TOTAL GERMANY (0.5%) ............                   698,921
                                              ---------------
FINLAND (0.0%)
Nokia Oy Cum .....................     1,400          81,250
                                              ---------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost $868,953) .................                   780,171
                                              ---------------

                                  PRINCIPAL       VALUE
                                   AMOUNT       (NOTE 1)
------------------------------ ------------- -------------
LONG-TERM DEBT SECURITIES:
SPAIN (0.0%)
Corporacion Mapfre
 8.5% Conv., 02/27/99........Peseta2,520,000    $     19,425
                                               -------------

TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,681) ....                        19,425
                                               -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ...........  $12,300,000      12,298,053
Federal National Mortgage
 Association
 5.45%, due 02/13/97 ..........    5,000,000       5,000,000
                                               -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (11.4%) ............                   17,298,053
                                               -------------
TOTAL SHORT-TERM DEBT SECURITIES (11.4%)
 (Amortized Cost $17,298,053) .                   17,298,053
                                               -------------
TOTAL INVESTMENTS (98.3%)
 (Cost/Amortized $144,374,839)                   149,318,779
OTHER ASSETS
 LESS LIABILITIES (1.7%)  .....                    2,588,056
                                               -------------
NET ASSETS (100.0%) ...........                 $151,906,835
                                               =============

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity
 Investments
Basic Materials                   4.2%
Business Services                10.8
Capital Goods                    13.2
Consumer Cyclicals               21.0
Consumer Non-Cyclicals           13.2
Credit Sensitive                 21.7
Energy                            4.1
Technology                       10.0
Diversified                       1.8
                              -------
                                100.0%
                              =======

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $10,905,470 or 7.2% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDS--Global Depository Share

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------------------------

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
METALS & MINING (2.0%)
Cyprus Amax Minerals Co. ........    907,300  $   21,208,138
Kaiser Aluminum Corp.* ..........    780,900       9,077,962
Titanium Metals Corp.* ..........  1,392,200      45,768,575
                                             --------------
                                                  76,054,675
                                             --------------
CHEMICALS--SPECIALTY (4.4%)
Crompton & Knowles Corp. ........  3,404,400      65,534,700
Cytec Industries, Inc.* .........  2,087,500      84,804,688
IDEXX Laboratories, Inc.*  ......    549,700      19,789,200
                                             --------------
                                                 170,128,588
                                             --------------
STEEL (2.2%)
AK Steel Holding Corp.++ ........  1,326,300      52,554,637
Worthington Industries, Inc.  ...  1,949,700      35,338,313
                                             --------------
                                                  87,892,950
                                             --------------
 TOTAL BASIC MATERIALS (8.6%)  ..                334,076,213
                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (6.7%)
Philip Environmental, Inc.*  ....  1,625,000      23,562,500
Republic Industries, Inc.*  .....  2,694,000      84,019,125
USA Waste Services, Inc.*  ......  3,421,900     109,073,062
Wheelabrator Technologies, Inc.    2,597,800      42,214,250
                                             --------------
                                                 258,868,937
                                             --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Comcast Corp. (Class A) SPL  ....  5,147,100      91,682,719
Evergreen Media Corp.
 (Class A) *++ ..................  2,511,300      62,782,500
                                             --------------
                                                 154,465,219
                                             --------------
TRUCKING, SHIPPING (1.5%)
Xtra Corp.++ ....................  1,376,400      59,701,350
                                             --------------
 TOTAL BUSINESS SERVICES
 (12.2%).........................                473,035,506
                                             --------------
CONSUMER CYCLICALS
AIRLINES (3.9%)
America West Airlines, Inc.
 (Class B)* .....................  2,056,800      32,651,700
Continental Airlines, Inc.
 (Class B)* .....................  1,684,500      47,587,125
Delta Air Lines, Inc. ...........    569,700      40,377,488
Northwest Airlines Corp.
 (Class A)* .....................    788,700      30,857,888
                                             --------------
                                                 151,474,201
                                             --------------
APPAREL, TEXTILE (8.5%)
Tommy Hilfiger Corp.* ...........  1,127,300      54,110,400
Mohawk Industries, Inc.* ........  1,230,400      27,068,800
Nine West Group, Inc.*++ ........  3,112,800     144,356,100
Polymer Group, Inc.*++ ..........  2,534,600      35,167,575
Shaw Industries, Inc. ...........  2,542,100      29,869,675
UNIFI, Inc. .....................  1,223,900      39,317,787
                                             --------------
                                                 329,890,337
                                             --------------
FOOD SERVICES, LODGING (6.4%)
Choice Hotels International,
 Inc.* ..........................  1,742,400      30,709,800
Doubletree Corp.* ...............    590,700      26,581,500
Extended Stay America, Inc.*  ...  1,573,600      31,668,700
Host Marriott Corp.* ............  7,650,400  $  122,406,400
La Quinta Motor Inns, Inc.  .....    649,300      12,417,862
Studio Plus Hotels, Inc.*  ......    478,600       7,537,950
Suburban Lodges of America*++  ..    942,400      15,078,400
                                             --------------
                                                 246,400,612
                                             --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (2.1%)
Industrie Natuzzi (ADR) .........  2,169,800      49,905,400
Sunbeam Corp. ...................  1,175,800      30,276,850
                                             --------------
                                                  80,182,250
                                             --------------
LEISURE RELATED (5.6%)
Electronic Arts* ................    762,000      22,812,375
Harman International Industries,
 Inc. ++ ........................  1,497,200      83,281,750
Hasbro, Inc. ....................  1,938,600      75,363,075
ITT Corp.* ......................    814,500      35,328,938
                                             --------------
                                                 216,786,138
                                             --------------
RETAIL--GENERAL (3.1%)
AutoZone, Inc.* .................  1,460,200      40,155,500
Circuit City Stores, Inc.  ......  2,166,900      65,277,862
Pep Boys Manny Moe & Jack  ......    515,800      15,860,850
                                             --------------
                                                 121,294,212
                                             --------------
 TOTAL CONSUMER CYCLICALS (29.6%)              1,146,027,750
                                             --------------
CONSUMER NONCYCLICALS
DRUGS (3.8%)
Biogen, Inc.* ...................  1,651,000      63,976,250
Centocor, Inc.* .................  1,847,400      66,044,550
MedImmune, Inc.* ................  1,012,100      17,205,700
                                               --------------
                                                 147,226,500
                                               --------------
HOSPITAL SUPPLIES & SERVICES (7.9%)
Healthsouth Corp.* ..............  3,124,375     120,678,984
Health Management Associates,
 Inc. (Class A)* ................  1,510,900      33,995,250
Manor Care, Inc. ................  1,742,400      47,044,800
Saint Jude Medical, Inc.*  ......  2,436,350     103,849,419
                                               --------------
                                                 305,568,453
                                               --------------
SOAPS & TOILETRIES (1.8%)
Dial Corp. ......................  2,653,800      39,143,550
Estee Lauder Cos. (Class A)  ....    587,000      29,863,625
                                               --------------
                                                  69,007,175
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (13.5%)             521,802,128
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (1.0%)
Aames Financial Corp.++ .........  1,112,400      39,907,350
                                               --------------
INSURANCE (3.1%)
CNA Financial Corp.* ............  1,133,100     121,241,700
                                               --------------
UTILITY--TELEPHONE (2.8%)
Telephone & Data Systems,
 Inc.++..........................  2,883,000     104,508,750
                                               --------------
 TOTAL CREDIT SENSITIVE (6.9%)  .                265,657,800
                                               --------------
ENERGY
OIL--DOMESTIC (4.8%)
Oryx Energy Co.* ................  2,098,400      51,935,400
Ultramar Diamond Shamrock Corp.
 ++ .............................  4,184,622     132,338,671
                                               --------------
                                                 184,274,071
                                               --------------

                                      80

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Diamond Offshore Drilling,
 Inc.*...........................  1,609,184  $   91,723,488
Rowan Cos., Inc.* ...............  3,785,500      85,646,937
                                             --------------
                                                 177,370,425
                                             --------------
 TOTAL ENERGY (9.4%) ............                361,644,496
                                             --------------
TECHNOLOGY
ELECTRONICS (3.0%)
American Power Conversion Corp.*     178,000       4,850,500
DT Industries, Inc. ++ ..........    581,900      20,366,500
Pairgain Technologies, Inc.*  ...    183,400       5,582,238
Parametric Technology Corp.*  ...  1,351,600      69,438,450
Xylan Corp.* ....................    534,100      15,088,325
                                             --------------
                                                 115,326,013
                                             --------------
OFFICE EQUIPMENT (2.0%)
Read-Rite Corp.* ................    876,100      22,121,525
Storage Technology Corp.*  ......    739,800      35,232,975
Symantec Corp.* .................  1,490,600      21,613,700
                                             --------------
                                                  78,968,200
                                             --------------
OFFICE EQUIPMENT SERVICES (4.1%)
Baan Co. N.V.* ..................    890,000      30,927,500
Fore Systems, Inc.* .............  1,112,500      36,573,438
Informix Corp.* .................  1,411,300      28,755,237
Premisys Communications, Inc.*  .    872,500      29,446,875
Sterling Commerce, Inc.* ........    893,448      31,494,042
                                             --------------
                                                 157,197,092
                                             --------------
TELECOMMUNICATIONS (4.7%)
American Satellite
 Network--Warrants* .............     49,450               0
Andrew Corp.* ...................    701,200      37,207,425
Glenayre Technologies, Inc.*  ...  1,297,400      27,975,188
Millicom International Cellular
 S.A.* ..........................  1,314,415      42,225,582
Tellabs, Inc.* ..................    648,400      24,396,050
United States Cellular Corp.*  ..  1,033,100      28,797,662
Vanguard Cellular Systems, Inc.
 (Class A)* .....................  1,132,450      17,836,087
                                             --------------
                                                 178,437,994
                                             --------------
 TOTAL TECHNOLOGY (13.8%)  ......                529,929,299
                                             --------------
TOTAL COMMON STOCKS
 AND WARRANTS (94.0%)
 (Cost $3,138,615,856) ..........              3,632,173,192
                                             --------------

                                  PRINCIPAL              VALUE
                                   AMOUNT                (NOTE 1)
SHORT-TERM DEBT SECURITIES:
------------------------------ ------------- ---------------------------
BANKERS' ACCEPTANCES
Bank of Tokyo
 5.52%, due 02/10/97 ..........  $14,000,000        $        13,914,133
Canadian Imperial Bank of
 Commerce
 5.38%, due 03/27/97 ..........   12,000,000                 11,850,400
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ..........   10,000,000                  9,976,125
                                             ---------------------------
 TOTAL BANKERS' ACCEPTANCES (0.9%)                           35,740,658
                                             ---------------------------
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97 ..........   25,000,000                 25,009,103
Sumitomo Bank Ltd.
 5.51%, due 01/13/97 ..........    5,000,000                  4,999,736
                                             ---------------------------
 TOTAL CERTIFICATES OF DEPOSIT (0.8%)                        30,008,839
                                             ---------------------------
COMMERCIAL PAPER
ASCC Commercial Paper
 5.33%, due 03/18/97 ..........   11,300,000                 11,174,280
Centauri Corp.
 5.4%, due 02/06/97 ...........    9,000,000                  8,951,400
Corporate Asset Securitization
 Australia
 5.55%, due 03/14/97 ..........    9,000,000                  8,905,140
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ..........    5,000,000                  4,927,263
Eureka Corp.
 5.42%, due 02/19/97 ..........   10,000,000                  9,926,228
Gotham Funding Corp.
 5.45%, due 03/12/97 ..........   10,000,000                  9,897,528
Jefferson Smurfit Corp.
 5.45%, due 03/04/97 ..........    4,000,000                  3,963,696
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97 ..........   77,000,000                 76,985,477
Sigma Finance Corp.
 5.36%, due 04/28/97 ..........   10,000,000                  9,829,050
                                             ---------------------------
 TOTAL COMMERCIAL PAPER (3.7%)                              144,560,062
                                             ---------------------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97 ...........   14,000,000            14,000,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97 ...........   34,000,000            34,000,000
                                             ---------------------------
 TOTAL TIME DEPOSITS (1.2%)  ..                         48,000,000
                                             ---------------------------
TOTAL SHORT-TERM DEBT SECURITIES (6.6%)
 (Amortized Cost
 $258,282,887).................                        258,309,559
                                             ---------------------------
TOTAL INVESTMENTS (100.6%)
 (Cost/Amortized Cost $3,396,898,743)                3,890,482,751
OTHER ASSETS
 LESS LIABILITIES (-0.6%)  ....                        (24,613,334)
                                             ---------------------------
NET ASSETS (100.0%) ...........                     $3,865,869,417
                                             ===========================

------------
*      Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).
       Glossary:
       ADR--American Depository Receipt

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996


                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. .................    1,505      $  205,467
Bayer AG.........................    5,735         232,747
Freeport-McMoRan, Inc............    7,500         240,938
Holliday Chemical Holdings PLC ..   23,700          49,939
Olin Corp. ......................    1,700          63,963
Toagosei Co. Ltd. ...............    5,000          17,701
UBE Industries Ltd. .............    9,000          25,490
                                             --------------
                                                   836,245
                                             --------------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.*..........    4,000         162,500
NGK Insulators ..................    4,000          37,993
                                             --------------
                                                   200,493
                                             --------------
METALS & MINING (0.3%)
Mitsubishi Materials Corp. ......    7,000          28,288
Nippon Light Metal Co............    9,000          36,992
Pechiney SA (A Shares)...........    1,446          60,588
Reynolds Metals Co...............    9,300         524,288
Western Mining Corp. Ltd.........   11,494          72,449
                                             --------------
                                                   722,605
                                             --------------
PAPER (0.0%)
Fletcher Forestry Shares.........   14,000          23,457
UPM-Kymmene Oy...................    3,510          73,679
                                             --------------
                                                    97,136
                                             --------------
STEEL (0.1%)
Nippon Steel Corp................   24,000          70,875
Nisshin Steel Co. Ltd. ..........   44,000         118,158
NKK Corp.*.......................   28,000          63,103
Pohang Iron & Steel Co. Ltd.
 (ADR)...........................    2,000          40,500
Tokyo Steel Manufacturing Co.
 Ltd. ...........................   11,000         156,721
Usinor Sacilor...................    5,280          76,831
                                             --------------
                                                   526,188
                                             --------------
 TOTAL BASIC MATERIALS (0.8%)  ..                2,382,667
                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
Republic Industries, Inc.* ......    5,500         171,531
USA Waste Services, Inc.*........   26,000         828,750
WMX Technologies, Inc. ..........   19,500         636,188
                                             --------------
                                                 1,636,469
                                             --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.9%)
British Sky Broadcasting
 Group PLC.......................   12,200         109,097
Cablevision Systems Corp.
 (Class A)*......................    6,000         183,750
Dainippon Printing Co. Ltd. .....    6,000         105,172
Liberty Media Group (Class A)* ..    2,700          77,119
New York Times Co................   14,500         551,000
Pearson PLC......................    7,470          95,912
Reed International...............    8,830         166,620
Reuters Holdings.................   14,000         180,235
Schibsted ASA....................    1,780          32,848
Singapore Press Holdings.........    5,000          98,621
TCI Group (Class A)*.............   10,000      $  130,625
Television Broadcasts............   16,000          63,921
Time Warner, Inc.................    7,200         270,000
Viacom, Inc. (Class B)*..........   14,560         507,780
                                             --------------
                                                 2,572,700
                                             --------------
PROFESSIONAL SERVICES (0.3%)
Adecco SA........................      189          47,444
Associated First Capital Corp.  .    7,500         330,938
Ceridian Corp.*..................   10,000         405,000
ISS International Service
 System A/S (Class B)*...........    2,510          66,086
                                             --------------
                                                   849,468
                                             --------------
TRUCKING, SHIPPING (0.1%)
Autopistas Concesionaria
 Espanola........................    4,260          58,780
Bergesen Dy AS (A Shares)........    5,380         131,812
Kamigumi Co. Ltd.................    6,000          39,375
Mayne Nickless Ltd. .............    6,000          41,014
Nippon Express Co. Ltd...........   10,000          68,561
Toyo Kanetsu.....................    7,000          24,297
Unitor ASA*......................      940          12,106
                                             --------------
                                                   375,945
                                             --------------
 TOTAL BUSINESS SERVICES (1.9%) .                5,434,582
                                             --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Boeing Co........................    5,600         595,700
British Aerospace................    6,200         135,952
Coltec Industries, Inc.*.........   11,000         207,625
General Electric Co. PLC.........   18,400         120,410
Swire Pacific Ltd. (Class A) ....    6,000          57,211
United Technologies Corp.........    4,800         316,800
                                             --------------
                                                 1,433,698
                                             --------------
BUILDING & CONSTRUCTION (0.3%)
American Standard
  Companies, Inc.* ..............    6,700         256,275
Bouygues ........................    1,203         124,740
Daito Trust Construction Co. ....    8,112          90,359
GTM Entrepose....................    1,116          51,622
Maeda Road Construction Co. .....    2,000          23,141
Matsushita Electric Works Ltd. ..    7,000          60,263
National House Industrial Co. ...    7,000          93,084
Shimizu Corp.....................    7,000          52,284
Wimpey (George) PLC..............   46,100          99,902
                                              --------------
                                                   851,670
                                              --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.2%)
BPB PLC..........................    8,200          53,872
Hepworth PLC.....................    8,600          37,347
Louisiana Pacific Corp...........    5,200         109,850
Martin Marietta Materials, Inc. .    4,200          97,650
Rugby Group PLC..................   38,400          62,494
Stora Kopparbergs (Series B) ....    7,950         108,422
                                              --------------
                                                   469,635
                                              --------------
ELECTRICAL EQUIPMENT (0.5%)
Alcatel Alsthom..................      320          25,706
General Electric Co..............   13,700       1,354,588
Sumitomo Electric Industries ....    7,000          97,919
                                              --------------
                                                 1,478,213
                                              --------------

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CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
MACHINERY (0.3%)
Amano Corp.......................    8,000     $    85,657
Daifuku Co.......................    7,000          88,247
Furukawa Co. Ltd. ...............   11,000          37,042
Ishikawajima Harima Heavy
 Industries Co. Ltd. ............    9,000          40,022
KSB AG...........................      590          92,020
Legris Industries................    1,990          83,804
Mitsubishi Heavy Industries
 Ltd.............................   11,000          87,385
Schindler Holding AG*............       52          56,526
Siebe PLC........................    7,150         132,531
TI Group PLC.....................   15,500         154,539
                                             --------------
                                                   857,773
                                             --------------
 TOTAL CAPITAL GOODS (1.8%)                      5,090,989
                                             --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Delta Air Lines, Inc.............    1,100          77,963
Lufthansa AG.....................    7,000          94,528
Northwest Airlines Corp.
 (Class A)*......................   11,800         461,675
Qantas Airways Ltd...............    7,000          11,684
Singapore Airlines Ltd...........    1,000           9,076
Swissair*........................       60          48,547
                                             --------------
                                                   703,473
                                             --------------
APPAREL, TEXTILE (0.5%)
Cone Mills Corp.*................   12,000          94,500
Kuraray Co. Ltd..................   10,000          92,393
Reebok International Ltd.........   31,250       1,312,500
                                             --------------
                                                 1,499,393
                                             --------------
AUTO RELATED (0.1%)
Asahi Glass Co. Ltd..............   17,000         160,003
Magneti Marelli Spa*.............   26,250          32,621
Sumitomo Rubber
 Industries, Inc.................    6,000          44,711
                                             --------------
                                                   237,335
                                             --------------
AUTOS & TRUCKS (0.2%)
Bajaj Auto Ltd. (GDR)............    4,000         105,500
Honda Motor Corp.................    3,000          85,744
Toyota Motor Corp................   13,000         373,802
Volkswagen AG*...................      150          62,143
                                             --------------
                                                   627,189
                                             --------------
FOOD SERVICES, LODGING (0.5%)
Brinker International, Inc.* ....   30,500         488,000
Compass Group PLC*...............    9,500         100,495
Host Marriott Corp.*.............   16,200         259,200
John Q Hammons Hotels, Inc.
 (Class A)*......................   15,000         127,500
La Quinta Motor Inns, Inc. ......   27,900         533,588
                                             --------------
                                                 1,508,783
                                             --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.6%)
Electrolux B.....................      920          53,426
First Brands Corp................   12,500         354,688
Matsushita Electric
 Industrial Co...................   12,000         195,838
Sunbeam Corp. ...................   46,900       1,207,675
                                             --------------
                                                 1,811,627
                                             --------------
LEISURE RELATED (0.7%)
Carnival Corp. ..................    1,600     $    52,800
Disney (Walt) Co.................   15,166       1,055,933
ITT Corp.*.......................    7,300         316,638
Ladbroke Group PLC...............   33,300         131,777
Learning Company, Inc.*..........    4,800          69,000
Rank Group PLC...................   22,300         166,370
Resorts World BHD................   20,000          91,071
Salomon SA.......................      830          71,186
Shimano, Inc.....................    3,000          51,032
                                             --------------
                                                 2,005,807
                                             --------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co...............    1,000          32,985
                                             --------------
RETAIL--GENERAL (1.4%)
AutoZone, Inc.*..................   46,500       1,278,750
British Airport Author PLC ......   17,700         147,516
CompUSA, Inc.*...................   42,600         878,625
Dayton Hudson Corp...............   17,300         679,025
Fingerhut Companies, Inc.........   12,000         147,000
Kingfisher PLC...................    5,200          56,255
Kokuyo Co. ......................    3,000          74,087
Sainsbury (J) PLC................   22,800         151,547
Sears PLC........................   64,700         105,295
Vendex International N.V.  ......    2,850         121,838
Woolworths Ltd...................   55,026         132,524
                                             --------------
                                                 3,772,462
                                             --------------
 TOTAL CONSUMER CYCLICALS (4.3%)                12,199,054
                                             --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.5%)
Bass Breweries...................    7,980         112,235
Cadbury Schweppes PLC............   14,900         125,712
Coca-Cola Amatil Ltd.............    7,048          75,348
Coca-Cola Co.....................   18,000         947,250
Grand Metropolitan...............   16,900         132,887
Kirin Brewery Co.................   11,000         108,281
Lion Nathan Ltd. ................   17,000          40,742
                                             --------------
                                                 1,542,455
                                             --------------
CONTAINERS (0.3%)
Crown Cork & Seal Co., Inc. .....   12,000         652,500
Schmalbach Lubeca AG*............      540         132,649
                                             --------------
                                                   785,149
                                             --------------
DRUGS (2.5%)
Amgen, Inc.*.....................    9,200         500,250
Apothekers Cooperatie Opg-CV ....      940          27,026
Astra AB (A Shares)..............    3,040         150,235
Biogen, Inc.*....................   20,000         775,000
Centocor, Inc.*..................   23,800         850,850
Eisai Co. Ltd....................    4,000          78,750
Geltex Pharmaceuticals, Inc.* ...    3,200          77,600
Glaxo Wellcome PLC ..............    8,940         145,187
Merck & Co., Inc.................   17,200       1,363,100
Novartis AG*.....................      330         377,953
Orion-Yhtymae Oy (B Shares) .....    3,030         116,661
Pfizer, Inc. ....................   18,600       1,541,475
Revco D.S., Inc.*................    3,000         111,000
Sankyo Co........................    1,000          28,322
Santen Pharmaceutical Co.........    2,000          41,447

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
Smithkline Beecham PLC               8,900       $ 123,421
Taisho Pharmaceutical Co.........    4,000          94,292
Takeda Chemical Industries ......    3,000          62,948
Warner-Lambert Co................    6,500         487,500
Yamanouchi Pharmaceutical........    7,000         143,856
                                             --------------
                                                 7,096,873
                                             --------------
FOODS (0.7%)
Campbell Soup Co.................    9,170         735,893
CSM N.V.*........................      450          24,991
House Foods Industry.............    2,000          32,294
Nabisco Holdings Corp.
 (Class A).......................   19,770         768,559
Nestle AG........................      186         199,688
Orkla A/S 'A'....................      930          64,997
Suedzucker AG....................      240         117,130
Viscofan Envoltura...............    1,950          28,560
Yakult Honsha Co. ...............    6,000          62,171
Yamakazi Baking Co. .............    3,000          47,923
                                             --------------
                                                 2,082,206
                                             --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Columbia/HCA Healthcare Corp. ...   27,000       1,100,250
Medtronic, Inc...................    9,600         652,800
Oxford Health Plans, Inc*........    4,900         286,956
Pacificare Health Systems, Inc.
 (Class B)*......................    8,700         741,675
Steris Corp.*....................    6,600         287,100
                                             --------------
                                                 3,068,781
                                             --------------
RETAIL--FOOD (0.2%)
Delhaize Freres..................      930          55,298
Ito Yokado Co. Ltd. .............    1,000          43,520
Kesko*...........................    1,750          24,705
Seven-Eleven Japan Ltd...........    5,000         292,721
Tesco PLC........................    4,300          26,114
                                             --------------
                                                   442,358
                                             --------------
SOAPS & TOILETRIES (0.6%)
Colgate Palmolive Co.............    8,680         800,730
Gillette Corp....................   10,275         798,881
KAO Corp. .......................   11,000         128,227
Shiseido Co......................    7,000          80,995
                                             --------------
                                                 1,808,833
                                             --------------
TOBACCO (1.0%)
BAT Industries...................   10,600          87,980
Hanjaya Mandala Sampoerna........   24,000         128,027
Japan Tobacco, Inc...............       10          67,782
Loews Corp.......................    3,000         282,750
Philip Morris Cos., Inc. ........   17,400       1,959,675
Tabacalera SA....................    1,880          81,008
                                             --------------
                                                 2,607,222
                                             --------------
 TOTAL CONSUMER NONCYCLICALS (6.9%)             19,433,877
                                             --------------
CREDIT SENSITIVE
BANKS (1.1%)
AMMB Holdings BHD................    8,000          67,155
Banco Santander SA...............      990          63,416
Bangkok Bank Public Co. .........    2,000          19,340
Bank of Tokyo-Mitsubishi Bank ...    8,000         148,519
Barclays Bank ...................   14,050         240,811
Chase Manhattan Corp.............    2,500         223,125
Chiba Bank.......................    5,000     $    34,108
Den Danske Bank..................    2,000         161,371
First Union Corp.................   18,000       1,332,000
Kredietbank......................      200          65,612
Malayan Banking Berhad...........    4,000          44,348
Mitsui Trust & Banking Co. ......   22,000         171,920
National Westminster Bank* ......   10,050         118,020
Overseas Chinese Bank............    7,600          94,504
Overseas Union Bank Ltd..........   10,000          77,181
Philippine Commercial
 International Bank..............    1,000          13,118
Sparbanken Sverige AB
 (A Shares)......................    2,300          39,462
Sparekassen Bikuben A/S*.........      870          40,788
State Bank of India (GDR)* ......    4,000          58,000
Thai Farmers Bank Public Co. ....   13,000          81,104
Thai Farmers Bank Public Co.--
 Warrants*.......................      375             102
Tokai Bank.......................   10,000         104,481
                                             --------------
                                                 3,198,485
                                             --------------
FINANCIAL SERVICES (1.9%)
American Express Co..............   24,000       1,356,000
Beneficial Corp. ................    3,500         221,813
Daiwa Securities Co. Ltd.........    3,000          26,682
Dean Witter Discover & Co.  .....   18,350       1,215,688
Incentive AB (B Shares)*.........      450          32,665
Industrial Credit & Investment
 Corp. (GDR)*....................    3,000          29,250
Industrial Credit & Investment
 Corp. of India Ltd. (GDR)* .....    1,000           9,500
ING Groep N.V....................    6,260         225,246
Japan Securities Finance Co.  ...    9,000         104,913
MBNA Corp........................   28,300       1,174,450
Merrill Lynch & Co., Inc.........    9,900         806,850
Nikko Securities Co..............    8,000          59,684
Nomura Securities Co.............    7,000         105,172
                                             --------------
                                                 5,367,913
                                             --------------
INSURANCE (1.4%)
AMEV N.V.........................    6,310         220,840
Assurances Generales de France ..    4,510         145,596
Baloise Holdings ................       60         120,583
Istituto Naz Delle Assicurazioni    83,800         109,165
ITT Hartford Group, Inc..........      500          33,750
MGIC Investment Corp. ...........    4,500         342,000
Mitsui Marine & Fire
 Insurance Co. ..................   11,000          59,175
PennCorp Financial Group, Inc. ..   16,200         583,200
Sumitomo Marine & Fire Insurance
 Co. ............................    9,000          55,954
TIG Holdings, Inc................   17,500         592,813
Travelers Group, Inc.............   35,566       1,613,807
United Assurance Group PLC ......   10,000          82,314
Zurich Versicherungs Reg.........      190          52,805
                                              --------------
                                                 4,012,002
                                              --------------
REAL ESTATE (0.2%)
Hysan Development Co. Ltd. ......    7,000          27,875
Hysan Development Co.
 Ltd.--Warrants*.................      300             272
New World Development Co.........    5,000          33,777

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
Sefimeg .........................      600        $ 43,481
Simco S.A........................      550          48,020
Societe des Immeubles
 de France SA....................      628          37,037
Sumitomo Realty & Development
 Co..............................   11,000          69,338
Unibail S.A......................      950          94,478
Union Immobiliere de France .....      530          43,260
Wharf Holdings...................    8,000          39,925
                                             --------------
                                                   437,463
                                             --------------
UTILITY--ELECTRIC (0.5%)
Cinergy Corp.....................    6,900         230,288
FPL Group, Inc...................   11,600         533,600
Korea Electric Power (ADR) ......    2,000          41,000
Malakoff BHD*....................    9,000          44,189
Manila Electric Co...............    5,200          42,510
National Grid Group PLC..........   44,100         147,696
Tokyo Electric Power Co., Inc. ..    3,000          65,797
Veba AG..........................    3,800         218,547
                                             --------------
                                                 1,323,627
                                             --------------
UTILITY--GAS (0.1%)
Anglian Water PLC................   11,900         120,277
Hong Kong & China Gas Co.........   13,200          25,514
Hong Kong & China Gas
 Co.--Warrants*..................    1,100             612
Osaka Gas Co.....................   21,000          57,482
Tokyo Gas Co.....................   41,000         111,165
                                             --------------
                                                   315,050
                                             --------------
UTILITY--TELEPHONE (0.3%)
British Telecommunications ......   17,500         118,268
Frontier Corp....................    5,500         124,438
Telecom Corp. of New Zealand ....   14,000          71,458
Telecom Italia Spa...............   55,900         145,196
Telephone & Data Systems, Inc. ..    7,500         271,875
WorldCom, Inc.*..................    4,000         104,250
                                             --------------
                                                   835,485
                                             --------------
 TOTAL CREDIT SENSITIVE (5.5%)  .               15,490,025
                                             --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.*.........   29,000         558,250
                                             --------------
OIL--DOMESTIC (0.5%)
Apache Corp......................   14,100         498,788
Louisiana Land & Exploration
 Corp. ..........................    9,800         525,525
Union Pacific Resources
 Group, Inc......................    9,824         287,352
                                             --------------
                                                 1,311,665
                                             --------------
OIL--INTERNATIONAL (0.8%)
British Petroleum Co. PLC........   17,700         212,405
Elf Aquitaine....................    2,110         192,070
ENI Spa..........................   25,400         130,360
Exxon Corp.......................   12,900       1,264,200
Mitsubishi Oil Co................   10,000          59,839
Repsol SA........................    2,410          92,515
Shell Transport & Trading Co.* ..    5,500          95,304
Tatneft (ADR)*...................      500          24,000
Total Campagnie Francaise........    2,881         234,322
                                             --------------
                                                 2,305,015
                                             --------------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc................   23,850     $    822,825
BJ Services Co.*.................   17,200         877,200
Halliburton Co...................    3,500         210,875
Noble Drilling Corp.*............   12,500         248,438
Saipem Spa*......................   11,950          54,989
Schlumberger, Ltd. ..............    8,500         848,938
Transocean Offshore, Inc.........   12,400         776,550
                                             --------------
                                                 3,839,815
                                             --------------
RAILROADS (0.6%)
Burlington Northern Santa Fe ....    6,600         570,074
Canadian Pacific Ltd.............   21,500         569,750
East Japan Railway Co............       19          85,475
Guangshen Railway Co. Ltd.
 (ADR)*..........................    2,000          41,250
Union Pacific Corp...............    9,000         541,125
                                             --------------
                                                 1,807,674
                                             --------------
 TOTAL ENERGY (3.5%) ............                9,822,419
                                             --------------
TECHNOLOGY
ELECTRONICS (2.7%)
Advanced Semiconductor
 Engineering (GDR)*..............    3,400          32,300
Altera Corp.*....................   15,000       1,090,313
Cisco Systems, Inc.*.............   27,700       1,762,413
Hirose Electric Co. Ltd. ........    2,000         115,879
Hoya Corp........................    5,000         196,442
Intel Corp.......................    8,800       1,152,250
Intergraph Corp.*................   10,500         107,625
Kandenko Co. Ltd.................    6,000          56,990
Kyocera Corp. ...................    1,000          62,343
National Semiconductor Corp.* ...    1,500          36,563
Rohm Co. Ltd.....................    6,000         393,748
Seagate Technology, Inc.*........    6,500         256,750
SGS-Thomson Microelectronics
 N.V.*...........................      760          53,757
TDK Corp.........................    4,000         260,772
Teradyne, Inc.*..................    5,000         121,875
Texas Instruments, Inc. .........    2,750         175,313
Ushio, Inc.* ....................    7,000          76,159
Yamatake-Honeywell Co. ..........    3,000          48,441
3Com Corp.*......................   23,100       1,694,963
                                             --------------
                                                 7,694,896
                                             --------------
OFFICE EQUIPMENT (0.4%)
Canon, Inc.......................    9,000         198,947
Compaq Computer Corp.*...........    9,300         690,525
Sterling Software, Inc.*.........    4,000         126,500
Storage Technology Corp.*........    1,500          71,438
                                             --------------
                                                 1,087,410
                                             --------------
OFFICE EQUIPMENT SERVICES (1.5%)
Electronic Data Systems Corp. ...   12,400         536,300
First Data Corp..................   16,600         605,900
Informix Corp.*..................   50,000       1,018,750
Microsoft Corp.*.................    7,800         644,475
Oracle Corp.*....................   31,600       1,319,300
Sterling Commerce, Inc.*.........    6,370         224,543
                                             --------------
                                                 4,349,268
                                             --------------
TELECOMMUNICATIONS (1.0%)
Asia Satellite Telecommunications
 Holdings Ltd.*..................    2,000           4,642
DDI Corp. .......................       65         429,928

                                      85

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996


                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
Deutsche Telekom AG* ............    2,140        $ 44,641
Deutsche Telekom AG (ADR)* ......    2,000          40,750
DSC Communications Corp.*........    5,100          91,163
Korea Mobile Telecommunications
 Corp. (ADR).....................    9,270         119,351
MFS Communications Co., Inc.* ...    5,250         286,125
Netscape Communications
 Corp.*..........................    9,600         546,000
Nokia Corp. (ADR)................    3,000         172,875
PT Indosat.......................   41,000         121,506
PT Telekomunikasi Indonesia .....   30,000          51,756
Scientific Atlanta, Inc..........   19,000         285,000
Telecel Comunicacoes
 Pessoai SA*.....................      280          17,883
Vanguard Cellular Systems, Inc.
 (Class A)*......................   25,000         393,750
Vodafone Group ..................   22,800          96,280
                                             --------------
                                                 2,701,650
                                             --------------
 TOTAL TECHNOLOGY (5.6%) ........               15,833,224
                                             --------------
DIVERSIFIED MISCELLANEOUS (1.0%)
Allied Signal, Inc...............   18,700       1,252,900
BTR PLC..........................   37,300         181,472
Cie Generale des Eaux............      843         104,471
Citic Pacific Ltd................   12,000          69,662
First Pacific Co.................   38,734          50,330
Hanson PLC.......................   52,000          72,601
Preussag AG......................      210          47,492
Tomkins PLC......................   23,600         108,552
U.S. Industries, Inc.*...........   25,500         876,564
                                             --------------
 TOTAL DIVERSIFIED (1.0%)  ......                2,764,044
                                             --------------
TOTAL COMMON STOCKS
 AND WARRANTS (31.3%)
 (Cost $78,614,373) .............               88,450,881
                                             --------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.....................    3,144         157,117
                                             --------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG..............    1,490         106,512
                                             --------------
TECHNOLOGY (0.0%)
TELECOMMUNICATIONS
Nokia Oy Cum.....................    1,580          91,697
                                             --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $285,154) ................                  355,326
                                             --------------

                                  PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
------------------------------- ------------ --------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (2.5%)
PRINTING, PUBLISHING &
 BROADCASTING
Time Warner Entertainment Co.
 8.375%, 03/15/23............... $ 7,000,000   $  7,097,090
                                             --------------
CREDIT SENSITIVE
BANKS (5.7%)
Chase Manhattan Corp.
 8.625% Sub. Deb., 05/01/02 ....   5,500,000      5,961,010
Deutsche Bank
 6.7%, 12/13/06.................   5,000,000      4,906,800
Sumitomo Bank International
 0.75% Conv., 05/31/01.......Yen  11,000,000        100,445

Zion's First National Bank
 8.536%, 12/15/26+.............. $ 5,050,000      5,209,227
                                             --------------
                                                 16,177,482
                                             --------------
FINANCIAL SERVICES (2.0%)
Ford Motor Credit Co.
 6.125%, 01/09/06...............   6,000,000      5,633,640
                                             --------------
FOREIGN GOVERNMENT (0.9%)
Province of Quebec
 7.5%, 07/15/23.................   2,500,000      2,487,625
                                             --------------
INSURANCE (2.5%)
Prudential Insurance Co.
 8.1%, 07/15/15+................   6,800,000      6,935,523
                                             --------------
MORTGAGE RELATED (15.2%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................   8,943,760      8,940,970
Federal National Mortgage
 Association:
 6.0%, 11/01/10.................  16,453,280     15,820,866
 6.5%, 01/01/11.................   3,752,490      3,684,476
 7.0%, 05/01/26.................   8,999,030      8,804,993
Premier Auto Trust
 7.15%, 02/04/99................   5,650,000      5,692,375
                                             --------------
                                                 42,943,680
                                             --------------
UTILITY--GAS (1.8%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............   5,000,000      5,081,075
                                             --------------
U.S. GOVERNMENT (27.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........  38,450,000     38,786,430
 6.125% Note, 09/30/00..........  10,385,000     10,378,508
 6.25% Note, 10/31/01...........  11,590,000     11,597,244
 5.75% Note, 08/15/03...........   8,850,000      8,584,500
 6.5% Note, 08/15/05............   4,250,000      4,279,218
 6.5% Bond, 11/15/26............   2,950,000      2,894,688
                                             --------------
                                                 76,520,588
                                             --------------
 TOTAL CREDIT SENSITIVE
 (55.2%)........................                155,779,613
                                             --------------
TOTAL LONG-TERM DEBT SECURITIES (57.7%)
 (Amortized Cost $163,076,530) .                162,876,703
                                             --------------

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

                                  PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
------------------------------- ------------ --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
ASCC Commercial Paper
 5.34%, due 02/27/97............ $ 5,000,000   $  4,957,725
Associates Corp. of North
 America
 5.75%, due 01/02/97............     400,000        399,936
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97............     400,000        399,925
                                             --------------
 TOTAL COMMERCIAL PAPER (2.0%)                    5,757,586
                                             --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97.............   4,300,000      4,300,000
Harris Trust & Savings
 6.5%, due 01/02/97.............     900,000        900,000
Toronto Dominion Bank
 6.25%, due 01/02/97............  13,000,000     13,000,000
                                             --------------
 TOTAL TIME DEPOSITS (6.5%)  ...                 18,200,000
                                             --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.5%)
 (Amortized Cost $23,957,586) ..                 23,957,586
                                             --------------
TOTAL INVESTMENTS (97.6%)
 (Cost/Amortized Cost $265,933,643)             275,640,496
OTHER ASSETS
 LESS LIABILITIES (2.4%) .......                  6,761,905
                                             --------------
NET ASSETS (100.0%) ............               $282,402,401
                                             ==============


-----------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS
BY GLOBAL REGION
As a Percentage of Total
Investments
Canada....................    0.2%
Japan.....................    2.6
New Zealand & Australia ..    0.2
Scandinavia...............    0.5
Southeast Asia............    0.7
United Kingdom............    1.7
United States**...........   92.2
Other European Countries      1.9
                          -------
                            100.0%
                          =======

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 8.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $17,225,825 or 6.1% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
---------------------------------- ----------- -------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.6%)
Akzo Nobel N.V. ...................    13,380   $   1,826,675
Bayer AG...........................    51,000       2,069,762
Freeport-McMoRan, Inc..............   101,500       3,260,688
Holliday Chemical Holdings PLC ....   214,000         450,922
Monsanto Co........................    55,000       2,138,125
Olin Corp. ........................     9,900         372,488
Toagosei Co. Ltd. .................    44,000         155,772
UBE Industries Ltd. ...............    70,000         198,256
                                                -------------
                                                   10,472,688
                                                -------------
CHEMICALS--SPECIALTY (0.1%)
Crompton & Knowles Corp............    49,700         956,725
Cytec Industries, Inc.*............    16,700         678,438
NGK Insulators.....................    36,000         341,939
                                                -------------
                                                    1,977,102
                                                -------------
METALS & MINING (0.6%)
Century Aluminum Co................    40,700         702,075
Gibraltar Steel Corp.*.............    31,700         832,125
Kaiser Aluminum Corp.* ............    40,500         470,813
Mitsubishi Materials Corp..........    57,000         230,343
Nippon Light Metal Co..............    93,000         382,247
Nord Resources Corp.*..............    27,939         122,233
Pechiney SA (A Shares).............    12,472         522,581
Reynolds Metals Co.................    81,200       4,577,650
Steel Dynamics, Inc.*..............    39,200         749,700
Western Mining Corp. Ltd...........   107,481         677,470
                                                -------------
                                                    9,267,237
                                                -------------
PAPER (0.1%)
Fletcher Forestry Shares...........   122,000         204,408
UPM-Kymmene Oy.....................    31,120         653,246
                                                -------------
                                                      857,654
                                                -------------
STEEL (0.3%)
Nippon Steel Corp..................   206,000         608,341
Nisshin Steel Co. Ltd. ............   410,000       1,101,028
NKK Corp.*.........................   265,000         597,228
Pohang Iron & Steel Co. Ltd.
 (ADR).............................    13,000         263,250
Tokyo Steel Manufacturing Co. Ltd.     99,000       1,410,500
Usinor Sacilor.....................    47,000         683,916
                                                -------------
                                                    4,664,263
                                                -------------
 TOTAL BASIC MATERIALS (1.7%) .....                27,238,944
                                                -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.9%)
Culligan Water Technologies,
 Inc.*.............................    17,400         704,700
Philip Environmental, Inc.*........    46,300         671,350
Republic Industries, Inc.*.........    39,100       1,219,431
Superior Services, Inc.*...........     7,800         158,925
United States Filter Corp.*........    23,000         730,250
United Waste Systems, Inc.*........    21,600         742,500
USA Waste Services, Inc.*..........   180,200       5,743,875
WMX Technologies, Inc. ............   143,000       4,665,375
                                                -------------
                                                   14,636,406
                                                -------------
PRINTING, PUBLISHING &
 BROADCASTING (1.6%)
British Sky Broadcasting Group
 PLC...............................   108,100   $     966,671
Cablevision Systems Corp.
 (Class A)*........................   127,500       3,904,688
Dainippon Printing Co. Ltd.........    51,000         893,964
Evergreen Media Corp.
 (Class A)*........................    46,200       1,155,000
EZ Communications, Inc.*...........    12,600         461,475
Liberty Media Group
 (Class A)*........................    20,900         596,956
New York Times Co..................   111,300       4,229,400
Pearson PLC........................    66,200         849,987
Reed International.................    78,600       1,483,166
Reuters Holdings...................   124,400       1,601,519
Schibsted ASA......................    15,800         291,570
Sinclair Broadcast Group, Inc.* ...    17,200         447,200
Singapore Press Holdings...........    49,000         966,483
Tele-Communications International,
 Inc.*.............................   110,000       1,457,500
Television Broadcasts..............   145,000         579,288
Time Warner, Inc...................    65,000       2,437,500
Universal Outdoor Holdings,
 Inc.*.............................    15,900         373,650
Viacom, Inc. (Class B)*............   110,311       3,847,096
                                                -------------
                                                   26,543,113
                                                -------------
PROFESSIONAL SERVICES (0.6%)
Adecco SA..........................     1,670         419,216
Associated First Capital Corp.  ...    39,500       1,742,938
Ceridian Corp.*....................    73,800       2,988,900
Equity Corporation
 International *...................    18,750         375,000
Ha-Lo Industries, Inc.*............    48,062       1,321,705
Interim Services, Inc.*............    11,700         415,350
ISS International Service
 System A/S (Class B)*.............    23,850         627,945
Telespectrum Worldwide, Inc.* .....    49,700         788,988
                                                -------------
                                                    8,680,042
                                                -------------
TRUCKING, SHIPPING (0.2%)
Autopistas Concesionaria Espanola .    37,850         522,256
Bergesen Dy AS (A Shares)..........    47,300       1,158,868
Kamigumi Co. Ltd...................    56,000         367,498
Mayne Nickless Ltd.................    55,005         375,998
Nippon Express Co. Ltd.............    81,000         555,341
Toyo Kanetsu.......................    61,000         211,743
Unitor ASA *.......................     8,560         110,239
                                                -------------
                                                    3,301,943
                                                -------------
 TOTAL BUSINESS SERVICES (3.3%)                    53,161,504
                                                -------------
CAPITAL GOODS
AEROSPACE (0.6%)
Boeing Co..........................    27,100       2,882,763
British Aerospace..................    55,400       1,214,793
Coltec Industries, Inc.*...........   115,000       2,170,625
General Electric Co. PLC...........   163,900       1,072,568
Swire Pacific Ltd. (Class A) ......    51,000         486,295
United Technologies Corp...........    39,400       2,600,400
                                                -------------
                                                   10,427,444
                                                -------------

                                       88

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
----------------------------------  ----------- -------------
BUILDING & CONSTRUCTION (0.4%)
American Standard Companies,
 Inc.*.............................    24,700   $     944,775
Bouygues...........................    10,708       1,110,322
Daito Trust Construction Co. ......    70,570         786,075
GTM Entrepose......................     9,953         460,387
Maeda Road Construction Co.........    19,000         219,843
Matsushita Electric Works Ltd. ....    65,000         559,580
National House Industrial Co.  ....    53,000         704,775
Shimizu Corp.......................    64,000         478,024
Wimpey (George) PLC ...............   416,000         901,502
                                                -------------
                                                    6,165,283
                                                -------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.4%)
BPB PLC............................    72,700         477,620
Buckeye Cellulose Corp.*...........    15,400         410,025
Hepworth PLC.......................    76,500         332,217
Hughes Supply, Inc.................    16,200         698,625
Louisiana Pacific Corp.............    48,200       1,018,225
Martin Marietta Materials, Inc. ...   110,000       2,557,500
Rugby Group PLC....................   347,000         564,723
Stora Kopparbergs (Series B) ......    70,600         962,841
                                                -------------
                                                    7,021,776
                                                -------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom....................     2,640         212,075
General Electric Co................   110,100      10,886,138
Sumitomo Electric Industries ......    56,000         783,352
                                                -------------
                                                   11,881,565
                                                -------------
MACHINERY (0.5%)
Amano Corp.........................    73,000         781,625
Daifuku Co.........................    57,000         718,591
Furukawa Co. Ltd. .................   105,000         353,596
Ishikawajima Harima Heavy
 Industries Co. Ltd. ..............    83,000         369,096
KSB AG-Vorzug......................     5,600         873,408
Legris Industries..................    17,300         728,544
Mitsubishi Heavy Industries Ltd. ..   100,000         794,405
Schindler Holding AG*..............       465         505,473
Siebe PLC..........................    63,500       1,177,020
TI Group PLC.......................   138,200       1,377,887
                                                -------------
                                                    7,679,645
                                                -------------
 TOTAL CAPITAL GOODS (2.6%)........                43,175,713
                                                -------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Lufthansa AG.......................    62,850         848,728
Mesa Airlines, Inc.*...............    47,200         318,600
Northwest Airlines Corp.
 (Class A)*........................    94,800       3,709,050
Qantas Airways Ltd.................    62,000         103,489
Singapore Airlines Ltd. ...........    11,000          99,836
Swissair *.........................       560         453,104
                                                -------------
                                                    5,532,807
                                                -------------
APPAREL, TEXTILE (1.0%)
Designer Holdings Ltd.*............    33,600         541,800
Kuraray Co. Ltd....................    96,000         886,970
Mohawk Industries, Inc.*...........    32,500         715,000
Nine West Group, Inc.*.............    27,200       1,261,400
Polymer Group, Inc.*...............    32,100         445,388
Reebok International Ltd. .........   244,500      10,269,000
Stage Stores, Inc.*................    28,300         516,475
Tommy Hilfiger Corp.*..............    16,900   $     811,200
Warnaco Group, Inc. (Class A) .....    22,300         660,638
                                                -------------
                                                   16,107,871
                                                -------------
AUTO RELATED (0.2%)
Asahi Glass Co. Ltd................   140,000       1,317,676
Magneti Marelli Spa *..............   256,100         318,253
Miller Industries, Inc.*...........    22,950         459,000
Sumitomo Rubber Industries, Inc. ..    49,000         365,141
Team Rental Group, Inc.*...........    50,900         820,763
                                                -------------
                                                    3,280,833
                                                -------------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR)..............    30,400         801,800
Honda Motor Corp...................    27,000         771,695
Toyota Motor Corp..................   112,000       3,220,447
Volkswagen AG*.....................     1,310         542,712
                                                -------------
                                                    5,336,654
                                                -------------
FOOD SERVICES, LODGING (1.0%)
Brinker International, Inc.* ......   234,700       3,755,200
Compass Group PLC*.................    84,700         895,990
Doubletree Corp.*..................    25,341       1,140,345
Host Marriott Corp.*...............   138,200       2,211,200
Innkeepers USA Trust...............    43,300         600,788
Interstate Hotels Co.*.............    29,100         822,075
John Q Hammons Hotels, Inc. (Class
 A)*...............................   200,000       1,700,000
La Quinta Motor Inns, Inc..........   225,750       4,317,469
Suburban Lodges of America, Inc.* .    31,700         507,200
                                                -------------
                                                   15,950,267
                                                -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Electrolux B.......................     8,210         476,766
First Brands Corp..................    95,200       2,701,300
Industrie Natuzzi (ADR)............    19,000         437,000
Matsushita Electric Industrial
 Co................................   109,000       1,778,862
Sunbeam Corp. .....................   394,500      10,158,375
                                                -------------
                                                   15,552,303
                                                -------------
LEISURE RELATED (1.1%)
Carnival Corp......................    12,400         409,200
Cyrk, Inc.*........................   220,600       2,867,800
Disney (Walt) Co. .................   118,200       8,229,675
Harman International Industries,
 Inc...............................    18,100       1,006,813
Ladbroke Group PLC.................   296,000       1,171,349
Learning Company, Inc.*............    62,700         901,313
Rank Group PLC.....................   198,700       1,482,411
Resorts World BHD..................   187,000         851,515
Salomon SA ........................     7,450         638,961
Shimano, Inc. .....................    34,000         578,361
                                                -------------
                                                   18,137,398
                                                -------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ...............    14,000         461,791
                                                -------------
RETAIL--GENERAL (2.1%)
AutoZone, Inc.*....................   380,000      10,450,000
British Airport Author PLC.........   157,500       1,312,641
CompUSA, Inc.*.....................   333,600       6,880,500
Consolidated Stores Corp.*.........    18,750         602,344
Dayton Hudson Corp.................   128,500       5,043,625

                                       89

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
----------------------------------  ----------- -------------
Fingerhut Companies, Inc...........   260,500   $   3,191,125
Kingfisher PLC.....................    46,500         503,048
Kokuyo Co. ........................    29,000         716,173
Petco Animal Supplies, Inc.* ......    31,400         651,550
Sainsbury (J) PLC..................   202,600       1,346,647
Sears PLC .........................   584,900         951,893
Vendex International N.V. .........    25,300       1,081,579
Woolworths Ltd.....................   509,991       1,228,260
                                                -------------
                                                   33,959,385
                                                -------------
 TOTAL CONSUMER CYCLICALS (7.0%)                  114,319,309
                                                -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass Breweries.....................    71,000         998,583
Cadbury Schweppes PLC..............   132,700       1,119,592
Coca-Cola Amatil Ltd...............    64,000         684,207
Coca-Cola Co.......................    97,000       5,104,625
Grand Metropolitan.................   150,000       1,179,469
Kirin Brewery Co...................    42,000         413,436
Lion Nathan Ltd. ..................   157,000         376,260
                                                -------------
                                                    9,876,172
                                                -------------
CONTAINERS (0.5%)
Crown Cork & Seal Co., Inc.........   105,000       5,709,375
Hub Group, Inc. (Class A)*.........    24,400         652,700
Schmalbach Lubeca AG *.............     4,760       1,169,275
                                                -------------
                                                    7,531,350
                                                -------------
DRUGS (3.3%)
Amgen, Inc.*.......................    90,700       4,931,813
Apothekers Cooperatie Opg-CV ......     9,445         271,551
Astra AB (A Shares)................    27,030       1,335,805
Biogen, Inc.*......................   161,655       6,264,131
Centocor, Inc.*....................   198,000       7,078,500
Eisai Co. Ltd......................    37,000         728,435
Geltex Pharmaceuticals, Inc.* .....    33,100         802,675
Glaxo Wellcome PLC ................    79,700       1,294,343
Medicis Pharmaceutical Corp.
 (Class A)*........................    11,300         497,200
MedImmune, Inc.*...................    28,500         484,500
Merck & Co., Inc...................   116,000       9,193,000
Novartis AG*.......................     3,105       3,556,194
Orion-Yhtymae Oy (B Shares)........    26,700       1,028,003
Pfizer, Inc. ......................   107,600       8,917,350
Sankyo Co..........................     8,000         226,578
Santen Pharmaceutical Co...........    11,000         227,960
Smithkline Beecham PLC.............    80,100       1,110,790
Taisho Pharmaceutical Co...........    37,000         872,204
Takeda Chemical Industries.........    30,000         629,479
United Natural Foods, Inc.*........    32,600         554,200
Warner-Lambert Co..................    41,200       3,090,000
Yamanouchi Pharmaceutical..........    58,000       1,191,952
                                                -------------
                                                   54,286,663
                                                -------------
FOODS (1.0%)
Campbell Soup Co...................    69,500       5,577,375
CSM N.V.*..........................     4,100         227,692
House Foods Industry...............    22,000         355,237
Nabisco Holdings Corp.
 (Class A).........................   141,900       5,516,363
Nestle AG..........................     1,650       1,771,423
Orkla A/S 'A'......................     8,300         580,078
Suedzucker AG......................     2,115       1,032,210
Viscofan Envoltura.................    16,700         244,588
Yakult Honsha Co. .................    46,000         476,643
Yamakazi Baking Co. ...............    32,000   $     511,182
                                                -------------
                                                   16,292,791
                                                -------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Columbia/HCA Healthcare Corp. .....   225,000       9,168,750
Compdent Corp.*....................    15,700         553,425
Coventry Corp.*....................    46,600         431,778
Enterprises Systems, Inc.*.........    33,000         775,500
Medtronic, Inc.....................    81,700       5,555,600
National Surgery Centers, Inc.* ...    18,000         684,000
Oxford Health Plans, Inc.*.........    31,500       1,844,719
Pacificare Health Systems, Inc.
 (Class B)*........................    24,000       2,046,000
Rotech Medical Corp.*..............    29,200         613,200
Steris Corp.*......................    84,762       3,687,147
                                                -------------
                                                   25,360,119
                                                -------------
RETAIL--FOOD (0.3%)
Delhaize Freres....................     8,300         493,524
Ito Yokado Co. Ltd. ...............    13,000         565,754
Kesko*.............................    14,530         205,126
Seven-Eleven Japan Ltd.............    48,000       2,810,120
Tesco PLC..........................    38,000         230,772
                                                -------------
                                                    4,305,296
                                                -------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co...............    71,210       6,569,123
Gillette Corp......................    80,810       6,282,978
KAO Corp. .........................   100,000       1,165,702
Shiseido Co........................    60,000         694,241
                                                -------------
                                                   14,712,044
                                                -------------
TOBACCO (1.0%)
BAT Industries.....................    94,300         782,687
Hanjaya Mandala Sampoerna..........   221,000       1,178,916
Japan Tobacco, Inc.................        95         643,943
Philip Morris Cos., Inc. ..........   118,100      13,301,013
Tabacalera SA......................    16,960         730,806
                                                -------------
                                                   16,637,365
                                                -------------
 TOTAL CONSUMER NONCYCLICALS (9.1%)               149,001,800
                                                -------------
CREDIT SENSITIVE
BANKS (1.5%)
AMMB Holdings BHD..................    70,000         587,606
Banco Santander SA.................     8,800         563,700
Bangkok Bank Public Co. ...........    18,000         174,062
Bank of Tokyo-Mitsubishi Bank .....    72,000       1,336,672
Barclays Bank .....................   125,400       2,149,302
Chase Manhattan Corp...............     3,000         267,750
Chiba Bank.........................    53,000         361,540
Den Danske Bank....................    17,570       1,417,642
First Union Corp...................   140,600      10,404,400
Kredietbank........................     1,940         636,435
Long-Term Credit Bank of Japan ....     1,000           5,414
Malayan Banking Berhad.............    41,000         454,563
Mitsui Trust & Banking Co..........   198,000       1,547,276
National Westminster Bank*.........    89,500       1,051,025
Overseas Chinese Bank..............    68,100         846,809
Overseas Union Bank Ltd............    91,000         702,351
Philippine Commercial
 International Bank................     5,000          65,589
Sparbanken Sverige AB
 (A Shares)........................    19,600         336,286

                                      90

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
----------------------------------  ----------- -------------
Sparekassen Bikuben A/S *..........     7,770   $     364,277
State Bank of India (GDR)*.........    32,000         464,000
Thai Farmers Bank Public Co. ......   116,000         723,700
Thai Farmers Bank Public
 Co.--Warrants*....................     2,875             785
Tokai Bank.........................    85,000         888,093
                                                -------------
                                                   25,349,277
                                                -------------
FINANCIAL SERVICES (2.7%)
Aames Financial Corp...............    16,800         602,700
American Express Co................   152,000       8,588,000
Beneficial Corp. ..................    35,000       2,218,125
Daiwa Securities Co. Ltd...........    32,000         284,604
Dean Witter Discover & Co..........   142,000       9,407,500
Hambrecht & Quist Group*...........    28,000         605,500
Incentive AB (B Shares)*...........     3,820         277,291
Industrial Credit & Investment
 Corp.(GDR)*.......................    32,000         312,000
Industrial Credit & Investment
 Corp. of India Ltd.(GDR)*.........     8,000          76,000
ING Groep N.V......................    55,800       2,007,788
Japan Securities Finance Co. ......    78,000         909,248
MBNA Corp..........................   223,700       9,283,550
Merrill Lynch & Co., Inc...........    77,200       6,291,800
Nikko Securities Co................    67,000         499,853
Nomura Securities Co...............    71,000       1,066,747
Oxford Resources Corp.
 (Class A)*........................    29,900         923,163
RAC Financial Group, Inc.*.........    20,900         441,513
Union Acceptance Corp.
 (Class A)*........................    41,900         743,725
                                                -------------
                                                   44,539,107
                                                -------------
INSURANCE (2.6%)
AMEV N.V...........................    56,100       1,963,412
Assurances Generales de France ....    40,100       1,294,546
Baloise Holdings...................       540       1,085,245
Istituto Naz Delle Assicurazioni ..   745,000         970,497
ITT Hartford Group, Inc............     3,600         243,000
Life Re Corp.......................   140,500       5,426,813
MGIC Investment Corp. .............    51,000       3,876,000
Mitsui Marine & Fire Insurance
 Co................................   105,000         564,848
NAC Re Corp........................    88,800       3,008,100
PennCorp Financial Group, Inc. ....   133,800       4,816,800
PMI Group, Inc.....................    12,400         686,650
Sumitomo Marine & Fire Insurance
 Co. ..............................    82,000         509,801
TIG Holdings, Inc. ................   120,000       4,065,000
Travelers Group, Inc...............   278,166      12,621,782
United Assurance Group PLC.........    89,200         734,245
Zurich Versicherungs Reg. .........     1,700         472,469
                                                -------------
                                                   42,339,208
                                                -------------
REAL ESTATE (0.3%)
Hysan Development Co. Ltd..........    67,000         266,805
Hysan Development Co.
 Ltd.--Warrants *..................     3,350           3,032
JP Realty, Inc.....................    20,000         517,500
Macerich Co. ......................    19,600         512,050
New World Development Co. .........    43,000         290,484
Sefimeg ...........................     5,800         420,314
Simco Ord SA.......................     5,275         460,552

Societe des Immeubles
 de France SA......................     6,240   $     368,014
Sumitomo Realty & Development Co. .   103,000         649,253
Unibail SA.........................     7,880         783,672
Union Immobiliere de France........     4,600         375,465
Wharf Holdings.....................    74,000         369,306
                                                -------------
                                                    5,016,447
                                                -------------
UTILITY--ELECTRIC (0.6%)
Cinergy Corp.......................    53,900       1,798,913
FPL Group, Inc.....................    65,000       2,990,000
Korea Electric Power (ADR).........    18,000         369,000
Malakoff BHD *.....................    81,000         397,703
Manila Electric Co.................    49,400         403,840
National Grid Group PLC............   392,000       1,312,851
Tokyo Electric Power Co., Inc. ....    35,000         767,637
Veba AG............................    33,800       1,943,917
                                                -------------
                                                    9,983,861
                                                -------------
UTILITY--GAS (0.2%)
Anglian Water PLC..................   106,100       1,072,383
Hong Kong & China Gas Co...........   130,800         252,823
Hong Kong & China Gas
 Co.--Warrants *...................    10,900           6,060
Osaka Gas Co.......................   178,000         487,229
Tokyo Gas Co.......................   372,000       1,008,618
                                                -------------
                                                    2,827,113
                                                -------------
UTILITY--TELEPHONE (0.5%)
British Telecommunications.........   155,300       1,049,545
Frontier Corp......................    50,000       1,131,250
LCI International, Inc.*...........    38,000         817,000
Telecom Corp. of New Zealand ......   128,000         653,335
Telecom Italia Spa.................   530,800       1,378,727
Telephone & Data Systems, Inc. ....    34,700       1,257,875
WorldCom, Inc.*....................    43,900       1,144,144
                                                -------------
                                                    7,431,876
                                                -------------
 TOTAL CREDIT SENSITIVE (8.4%) ....               137,486,889
                                                -------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.*...........   200,000       3,850,000
                                                -------------
OIL--DOMESTIC (1.3%)
Apache Corp........................   131,000       4,634,125
Costilla Energy, Inc.*.............    63,400         863,825
KCS Energy, Inc. ..................    18,900         675,675
Louis Dreyfus Natural Gas Corp.* ..   245,400       4,202,475
Louisiana Land & Exploration Corp.     76,700       4,113,038
Tom Brown, Inc.*...................   121,000       2,525,875
Ultramar Diamond Shamrock Corp.  ..    16,258         514,159
Union Pacific Resources Group,
 Inc...............................   123,176       3,602,898
                                                -------------
                                                   21,132,070
                                                -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC..........   157,700       1,892,442
Elf Aquitaine......................    18,800       1,711,331
ENI Spa............................   225,800       1,158,867
Exxon Corp.........................    98,200       9,623,600

                                       91

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
----------------------------------  ----------- -------------
Mitsubishi Oil Co..................    86,000   $     514,619
Repsol SA..........................    20,950         804,226
Shell Transport & Trading Co.* ....    49,000         849,072
Tatneft (ADR)*.....................     4,700         225,600
Total Campagnie Francaise..........    26,234       2,133,709
                                                -------------
                                                   18,913,466
                                                -------------
OIL--SUPPLIES & CONSTRUCTION (2.1%)
Baker Hughes, Inc..................   212,000       7,314,000
BJ Services Co.*...................   152,000       7,752,000
Halliburton Co.....................    35,000       2,108,750
Noble Drilling Corp.*..............   133,000       2,643,375
Parker Drilling Co.*...............   132,100       1,271,463
Rowan Cos., Inc.*..................    49,700       1,124,463
Saipem Spa*........................   106,400         489,608
Schlumberger, Ltd. ................    46,500       4,644,188
Transocean Offshore, Inc. .........   110,500       6,920,063
                                                -------------
                                                   34,267,910
                                                -------------
RAILROADS (1.0%)
Burlington Northern Santa Fe ......    56,600       4,888,825
Canadian Pacific Ltd...............   182,000       4,823,000
East Japan Railway Co..............       185         832,268
Genesee & Wyoming, Inc.
 (Class A)*........................    24,500         851,375
Guangshen Railway Co. Ltd. (ADR)* .    16,000         330,000
Union Pacific Corp.................    86,400       5,194,800
                                                -------------
                                                   16,920,268
                                                -------------
 TOTAL ENERGY (5.8%)...............                95,083,714
                                                -------------
TECHNOLOGY
ELECTRONICS (4.4%)
Advanced Semiconductor Engineering
 (GDR)*............................    32,060         304,570
Altera Corp.*......................   114,600       8,329,988
BMC Industries, Inc................    36,400       1,146,600
Cisco Systems, Inc.*...............   239,400      15,231,825
Exabyte Corp.*.....................    37,700         504,238
Hirose Electric Co. Ltd............    25,000       1,448,493
HMT Technology Corp.*..............    28,000         420,438
Hoya Corp. ........................    45,000       1,767,982
IDT Corp.*.........................    35,700         392,700
Insight Enterprises, Inc.*.........    14,900         417,200
Intel Corp.........................    73,800       9,663,187
Intergraph Corp.*..................    90,000         922,500
Kandenko Co. Ltd...................    51,000         484,414
Kent Electronics Corp.*............    24,700         636,025
Kyocera Corp. .....................    11,000         685,778
National Semiconductor Corp.* .....    30,000         731,250
Network General Corp.*.............    21,100         638,275
Rohm Co. Ltd.......................    53,000       3,478,111
Seagate Technology, Inc.*..........    68,600       2,709,700
SGS-Thomson Microelectronics
 N.V.*.............................     6,750         477,450
Systemsoft Corp.*..................    31,800         473,025
TDK Corp...........................    38,000       2,477,334
Teradyne, Inc.*....................    30,000         731,250
Texas Instruments, Inc. ...........    21,000       1,338,750
Uniphase Corp.*....................     9,900         519,750
Ushio, Inc.*.......................    64,000         696,313
Westell Technologies, Inc.*........    18,800         430,050
Yamatake-Honeywell Co..............    37,000         597,444
3Com Corp.*........................   181,300      13,302,880
3D Labs, Inc. Ltd.*................    15,100   $     347,300
                                                -------------
                                                   71,304,820
                                                -------------
OFFICE EQUIPMENT (0.7%)
Applix, Inc.*......................    24,500         535,938
Canon, Inc.........................    75,000       1,657,888
Compaq Computer Corp.*.............    75,600       5,613,300
Read-Rite Corp.*...................    33,100         835,775
Sterling Software, Inc.*...........    47,100       1,489,538
Storage Technology Corp.*..........    19,100         909,638
                                                -------------
                                                   11,042,077
                                                -------------
OFFICE EQUIPMENT SERVICES (2.3%)
Adobe Systems, Inc. ...............    39,300       1,468,838
Comverse Technology, Inc.*.........    44,900       1,697,781
Electronic Data Systems Corp. .....    79,000       3,416,750
First Data Corp....................   125,000       4,562,500
Informix Corp.*....................   430,000       8,761,250
Microsoft Corp.*...................    61,600       5,089,700
Oracle Corp.*......................   259,450      10,832,038
Premisys Communications, Inc.* ....    11,300         381,375
Sterling Commerce, Inc.*...........    54,685       1,927,646
Structural Dynamics Research Corp.
 (Class A)*........................    23,100         462,000
                                                -------------
                                                   38,599,878
                                                -------------
TELECOMMUNICATIONS (1.5%)
Act Networks, Inc.*................    14,800         540,200
Asia Satellite Telecommunications
 Holdings Ltd.*....................    18,000          41,774
Cable Design Technologies *........    17,400         541,575
Comnet Cellular, Inc.*.............    98,800       2,754,050
DDI Corp. .........................       618       4,087,620
Deutsche Telekom AG*...............    19,250         401,563
DSC Communications Corp.*..........    44,000         786,500
ICG Communications, Inc.*..........    28,800         507,600
Korea Mobile Telecommunications
 Corp. (ADR).......................    74,160         954,810
MFS Communications Co., Inc.* .....    45,013       2,453,209
Millicom International
 Cellular SA *.....................    11,500         369,438
Netscape Communications Corp.* ....    79,200       4,504,500
Nokia Corp. (ADR)..................    35,000       2,016,875
PT Indosat.........................   375,000       1,111,346
PT Telekomunikasi Indonesia........   277,000         477,890
Scientific Atlanta, Inc............   107,300       1,609,500
Telecel-Comunicacoes
 Pessoai SA *......................     2,490         159,035
Vodafone Group.....................   202,500         855,115
Winstar Communications, Inc.* .....    28,300         594,300
Xircom *...........................    26,700         580,725
                                                -------------
                                                   25,347,625
                                                -------------
 TOTAL TECHNOLOGY (8.9%)...........               146,294,400
                                                -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Allied Signal, Inc.................   147,900       9,909,300
BTR PLC............................   331,800       1,614,275
Cie Generale des Eaux..............     7,259         899,593
Citic Pacific Ltd..................   111,000         644,373
First Pacific Co...................   355,685         462,167
Hanson PLC.........................   463,000         646,430
Preussag AG........................     1,860         420,639

                                       92

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
----------------------------------  ----------- -------------
Tomkins PLC........................   210,000   $     965,931
U.S. Industries, Inc.*.............    88,000       3,025,000
                                                -------------
 TOTAL DIVERSIFIED (1.1%)..........                18,587,708
                                                -------------
TOTAL COMMON STOCKS AND WARRANTS
 (47.9%)
 (Cost $682,993,577)...............               784,349,981
                                                -------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.......................    27,980       1,398,272
                                                -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. .......................    12,300         568,875
                                                -------------
RETAIL--GENERAL (0.1%)
Hornbach Holding AG................    12,420         887,835
                                                -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                    1,456,710
                                                -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv ........................    10,500         546,000
                                                -------------
CREDIT SENSITIVE
BANKS (0.1%)
First Chicago NBD Corp.
 5.75% Conv. Series B..............    23,000       2,075,750
                                                -------------
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv.........................    22,500         615,938
                                                -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv. +......................    19,950       1,187,025
                                                -------------
 TOTAL CREDIT SENSITIVE (0.2%) ....                 3,878,713
                                                -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.2%)
MFS Communications Co., Inc.
 8.0% Conv.........................    34,900       3,184,625
Nokia Oy Cum.......................    14,100         818,304
                                                -------------
 TOTAL TECHNOLOGY (0.2%)...........                 4,002,929
                                                -------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $8,111,854).................                11,282,624
                                                -------------

                                 PRINCIPAL         VALUE
                                  AMOUNT          (NOTE 1)
                              -------------     -------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+........  $ 1,135,000         1,373,350
                                                 ------------
PRINTING, PUBLISHING &
 BROADCASTING (1.3%)
Time Warner Entertainment Co.
 8.375%, 03/15/23.............   20,950,000        21,240,577
                                                 ------------
PROFESSIONAL SERVICES (0.2%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02.........      415,000           813,919
Danka Business Systems PLC
 6.75% Conv., 04/01/02........      905,000         1,221,750
First Financial Management Corp.
 5.0% Conv., 12/15/99............  $1,320,000     $ 2,219,250
                                               --------------
                                                    4,254,919
                                               --------------
 TOTAL BUSINESS SERVICES (1.6%)                    26,868,846
                                               --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........   1,100,000      1,045,000
                                               --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........   1,675,000      1,666,625
                                               --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99............     612,000      2,025,720
                                               --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............     875,000        805,000
U.S. Office Products Co.
 5.5% Conv., 02/01/01............   1,035,000      1,345,500
                                               --------------
                                                   2,150,500
                                               --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                   5,842,845
                                               --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .....   1,025,000      1,104,438
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+..........     790,000        829,500
                                              --------------
                                                   1,933,938
                                              --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+..........     940,000      1,012,850
Healthsouth Corp.
 5.0% Conv., 04/01/01............     540,000      1,117,125
Phycor, Inc.
 4.5% Conv., 02/01/03............     800,000        779,000
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05............     980,000      1,029,000
                                              --------------
                                                   3,937,975
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                5,871,913
                                              --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/14/06..................  21,450,000     21,050,172
Sumitomo Bank International
    0.75% Conv., 05/31/01 ... Yen 101,000,000        922,265
                                              --------------
                                                  21,972,437
                                              --------------
FINANCIAL SERVICES (3.1%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+ .......... $   720,000        972,900
Bankamerica Capital II
 8.0%, 12/15/26..................  20,000,000     20,381,000
Commercial Credit Co.
 6.125%, 12/01/05................  10,000,000      9,412,700

                                       93

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------  ------------- --------------
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03.......... $  1,430,000  $   1,430,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....      625,000        835,156
Santander Financial Issuances
 7.0%, 04/01/06..................   18,300,000     18,172,266
                                               --------------
                                                   51,204,022
                                               --------------
FOREIGN GOVERNMENT (1.3%)
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........   25,000,000     21,125,000
                                               --------------
INSURANCE (2.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............   23,750,000     22,891,913
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........      450,000        488,250
Travelers Capital III
 7.625%, 12/01/36................   18,000,000     17,515,260
                                               --------------
                                                   40,895,423
                                               --------------
MORTGAGE RELATED (9.3%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................   28,523,343     28,514,444
Federal National Mortgage
 Association:
 6.5%, 05/01/11..................   45,305,228     44,484,072
 6.5%, 08/01/11..................   18,430,548     18,096,494
 7.0%, 05/01/26..................   28,699,610     28,080,790
Government National Mortgage
 Association
 7.5%, 5/15/26...................   33,329,990     33,350,822
                                               --------------
                                                  152,526,622
                                               --------------
UTILITY--ELECTRIC (0.6%)
Empresa Electrica del Norte
 7.75%, 03/15/06+................    9,400,000      9,476,798
                                               --------------
UTILITY--GAS (1.0%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............   16,730,000     17,001,277
                                               --------------
U.S. GOVERNMENT (17.7%)
U.S. Treasury:
 6.375% Note, 05/15/99...........  104,500,000    105,414,371
 7.75% Note, 01/31/00............   56,000,000     58,607,528
 6.75% Note, 04/30/00............   25,600,000     26,088,013
 6.5% Note, 08/31/01.............   60,000,000     60,656,280
 6.25% Note, 10/31/01............   18,035,000     18,046,272
 5.75% Note, 08/15/03............   19,925,000     19,327,250
 6.5% Note, 08/15/05.............    1,225,000      1,233,422
                                               --------------
                                                  289,373,136
                                               --------------
 TOTAL CREDIT SENSITIVE (36.8%) .                 603,574,715
                                               --------------

ENERGY
COAL & GAS PIPELINES (0.0%)
Swift Energy Co.
 6.25% Conv., 11/15/06........... $    710,000  $     779,225
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................      675,000        783,000
                                               --------------
 TOTAL ENERGY (0.1%).............                   1,562,225
                                               --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................    1,630,000      2,522,425
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......    2,120,000      3,752,400
 7.0% Conv. Sub. Euro, 03/15/06 .      140,000        247,800
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........      930,000      1,204,350
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........      455,000        664,869
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........      780,000      1,712,100
Plasma & Materials Technologies,
 Inc.
 7.125% Conv., 10/15/01+.........    1,100,000      1,078,000
Sanmina Corporation
 5.5% Conv., 08/15/02+...........    1,410,000      2,948,663
SCI Systems, Inc.
 5.0% Conv., 05/01/06............    1,385,000      1,582,363
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................      605,000        662,475
3Com Corp.
 10.25% Conv., 11/01/01+.........    1,035,000      2,284,763
                                               --------------
                                                   18,660,208
                                               --------------
TELECOMMUNICATIONS (0.3%)
BBN Corp.
 6.0% Conv., 04/01/12............    1,660,000      1,610,200
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....    2,185,000      2,264,206
                                               --------------
                                                    3,874,406
                                               --------------
 TOTAL TECHNOLOGY (1.4%).........                  22,534,614
                                               --------------
DIVERSIFIED (0.1%)
MISCELLANEOUS
Thermo Electron Corp.
 5.0% Conv. Euro., 04/15/01 .....   1,055,000       2,091,538
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (40.9%)
 (Amortized Cost $656,543,317) .                  669,391,696
                                               --------------

                                       94

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------  ------------- --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.6%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97.............  $10,000,000  $    9,976,125
                                                --------------
CERTIFICATES OF DEPOSIT (1.5%)
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............   25,000,000      25,009,103
                                                --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............   10,000,000       9,915,450
 5.37%, due 03/27/97.............   19,300,000      19,059,849
Associates Corp. of North
 America
 5.75%, due 01/02/97.............    2,400,000       2,399,617
BHF Delaware, Inc.
 5.64%, due 03/10/97.............    5,000,000       4,950,228
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............    5,000,000       4,927,263
International Securitization
 5.45%, due 03/18/97.............   13,000,000      12,855,367
Koch Industries
 6.9%, due 01/02/97..............      500,000         499,904
Morgan (J.P.) & Co.
 5.62%, due 03/05/97.............    5,000,000       4,953,538
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............   19,700,000      19,696,284
Sigma Finance Corp.
 5.4%, due 03/17/97..............  $15,000,000  $   14,835,312
Suntrust Banks, Inc.:
 5.3%, due 03/10/97..............    5,000,000       4,950,039
 5.35%, due 03/31/97.............   10,000,000       9,869,219
                                                --------------
 TOTAL COMMERCIAL PAPER (6.7%)                     108,912,070
                                                --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............    5,300,000       5,300,000
Harris Trust & Savings
 6.5%, due 01/02/97..............    4,800,000       4,800,000
Toronto Dominion Bank
 6.25%, due 01/20/97.............    8,100,000       8,100,000
                                                --------------
 TOTAL TIME DEPOSITS (1.1%) .....                   18,200,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.9%)
 (Amortized Cost $162,066,577) ..                  162,097,298
                                                --------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $1,509,715,325)            1,627,121,599
OTHER ASSETS
 LESS LIABILITIES (0.7%).........                   10,733,905
                                                --------------
NET ASSETS (100.0%)..............               $1,637,855,504
                                                ==============


 ---------------------------------
DISTRIBUTION OF INVESTMENTS BY
 GLOBAL REGION
As a Percentage of Total
Investments
Canada...................    0.3%
Japan....................    4.0
New Zealand & Australia .    0.3
Scandinavia..............    0.7
Southeast Asia...........    1.1
United Kingdom...........    2.5
United States**..........   86.7
Other European
 Countries...............    4.4
                         -------
                           100.0%
                         =======

------------
 *     Non-income producing.
 **    Includes Short-Term Debt Securities of 10.0%.
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $74,805,583 or 4.6% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

See Notes to Financial Statements.

 THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- -------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.1%)
AGA AB (A Shares).................     3,400    $    51,355
Akzo Nobel N.V....................       875        119,457
Asahi Chemical Industry Co.  .....    27,000        152,940
Bayer AG..........................    15,850        643,250
BOC Group Co. PLC ................     6,825        102,129
Dainippon Ink & Chemical, Inc. ...    51,000        188,922
Freeport-McMoRan, Inc.............   103,000      3,308,875
GP Batteries International Ltd. ..   143,000        474,760
GP Batteries International Ltd.+ .    37,000        122,840
GP Batteries International
 Ltd.--Rights* ...................     5,750          2,875
Imperial Chemical Industries  ....    18,212        239,764
Indo Gulf Fertilisers (GDR) ......    50,000         35,000
Ishihara Sangyo Ltd.*.............   161,000        389,258
L'Air Liquide SA..................     2,035        317,693
Linde AG..........................       150         91,142
Millennium Chemicals, Inc.* ......     1,904         33,796
Mitsubishi Chemical Corp..........    52,000        168,379
Mitsui Toatsu Chemicals, Inc. ....    15,000         45,721
Monsanto Co.......................   125,000      4,859,375
Olin Corp. .......................    26,000        978,250
Royal Plactics Group Ltd.*+ ......    10,000        185,138
Sanyo Chemicals...................    20,000        153,700
Sekisui Chemical Co. Ltd. ........    41,000        414,213
Shin-Etsu Chemical Ltd. ..........    10,000        182,195
Solvay Et Cie Societe Anonyme ....       120         73,529
Sumitomo Chemical Co. Ltd.........    31,000        122,865
Toray Industries, Inc.............    33,000        203,739
UBE Industries Ltd. ..............    14,000         39,651
                                              -------------
                                                 13,700,811
                                              -------------
CHEMICALS--SPECIALTY (0.5%)
Crompton & Knowles Corp...........    59,900      1,153,075
Cytec Industries, Inc.*...........    65,200      2,648,750
Kyowa Hakko Kogyo Co. ............     8,000         61,066
NGK Insulators....................     6,000         56,990
SGL Carbon AG+....................    15,000      1,892,059
UCAR International, Inc.*.........     5,000        188,125
                                              -------------
                                                  6,000,065
                                              -------------
METALS & MINING (0.7%)
Alusuisse Lonza Holding AG........        90         71,744
Broken Hill Proprietary Co. Ltd.      24,800        353,244
Century Aluminum Co...............    48,200        831,450
CRA Ltd...........................     5,800         91,050
Degussa AG........................       250        113,725
Gibraltar Steel Corp.*............    38,300      1,005,375
Great Central Mines Ltd.*.........   120,000        341,468
Gwalia Consolidated Ltd...........    95,800        224,633
Kaiser Aluminum Corp.*............    48,800        567,300
Mitsubishi Materials Corp.........    24,000         96,986
Plutonic Resources Ltd............    30,000        139,496
Reynolds Metals Co................    67,000      3,777,125
RTZ Corp..........................    19,347        310,387
Steel Dynamics, Inc.*.............    46,700        893,138
Sumitomo Metal Mining Co. ........    10,000         67,438
Western Mining Corp. Ltd..........    40,700    $   256,539
                                              -------------
                                                  9,141,098
                                              -------------
PAPER (0.1%)
Amcor Ltd.........................     8,900         57,230
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*.......................     5,000         28,125
Enso Oy (Series R) ...............    30,000        241,453
Fletcher Forestry Shares..........     4,256          7,131
Grupo Industrial Durango (ADR)* ..    12,000        127,500
Mayr-Melnhof Karton Aktien AG*+ ..     1,500         73,424
Nippon Paper Industries Co. ......    37,000        172,524
Oji Paper Co. Ltd. ...............    27,000        170,892
Svenska Cellulosa (Series B) .....     3,200         64,993
UPM-Kymmene Oy....................     3,292         69,103
                                              -------------
                                                  1,012,375
                                              -------------
STEEL (0.2%)
British Steel.....................    69,074        189,921
Hitachi Metals Ltd................    54,000        429,445
Kawasaki Steel....................    61,000        175,399
Nippon Steel Corp.................   147,000        434,108
NKK Corp.*........................    85,000        191,564
Sumitomo Metal Industries.........   320,000        787,497
Thyssen AG........................       450         79,806
Usinor Sacilor....................     3,500         50,930
                                              -------------
                                                  2,338,670
                                              -------------
 TOTAL BASIC MATERIALS (2.6%) ....               32,193,019
                                              -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.7%)
B.U.S. Berzelius Umwelt-Service
 AG...............................    16,550        204,348
Culligan WaterTechnologies,Inc.*.     21,000        850,500
Daiseki Co. Ltd...................    10,000        238,321
Matsuda Sangyo Co. Ltd............    12,000        309,818
Philip Environmental, Inc.* ......    50,800        736,600
Powerscreen International.........    75,000        725,926
Rentokil Group PLC................    30,000        225,615
Republic Industries, Inc.*........    51,100      1,593,681
Superior Services, Inc.*..........     9,400        191,525
Tomra Systems ASA.................   110,000      1,718,953
United States Filter Corp.* ......    27,800        882,650
United Waste Systems, Inc.* ......    26,000        893,750
USA Waste Services, Inc.*.........   174,200      5,552,625
WMX Technologies, Inc. ...........   260,000      8,482,500
                                               -------------
                                                 22,606,812
                                               -------------
PRINTING, PUBLISHING &
 BROADCASTING (2.0%)
British Sky Broadcasting Group
 PLC..............................    33,749        301,796
Cablevision Systems Corp.
 (Class A)*.......................    98,500      3,016,563
Carlton Communications PLC........    25,000        220,347
Dainippon Printing Co. Ltd. ......    12,000        210,345

                                       96

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
Elsevier N.V......................    60,000    $ 1,013,508
Evergreen Media Corp.
 (Class A)* ......................    55,800      1,395,000
EZ Communications, Inc.*..........    15,300        560,363
Havas.............................       200         14,031
Lagardere S.C.A...................     2,100         57,635
Liberty Media Group (Class A)* ...    28,500        814,031
Mediaset Spa*.....................   200,000        922,952
Mirror Group Newspapers PLC  .....    70,000        258,421
New York Times Co.................   109,200      4,149,600
News Corp. Ltd....................    34,500        182,084
Nippon Television Network Corp.  .     3,930      1,187,721
Pegasus Media & Communications
 (Class B)*.......................        50         15,000
Reed International................    22,000        415,136
Reuters Holdings..................    36,570        470,800
Sinclair Broadcast Group, Inc.* ..    20,800        540,800
Singapore Press Holdings..........     3,000         59,172
Star Publications BHD.............    20,000         78,796
Takara Printing Co................    14,000        113,634
TCI Group (Class A)*..............    41,500        542,094
Time Warner, Inc..................   120,050      4,501,875
Tokyo Broadcasting System.........    56,000        855,885
Toppan Printing Co. ..............     7,000         87,644
Universal Outdoor
 Holdings, Inc.*..................    19,100        448,850
Ver Ned Uitgeversbedr
 Ver Bezit N.V....................    25,000        522,084
Viacom, Inc. (Class B)*...........    97,540      3,401,708
                                              -------------
                                                 26,357,875
                                              -------------
PROFESSIONAL SERVICES (1.4%)
Adecco SA.........................       275         69,033
ADT Ltd.*.........................     1,664         38,064
Apcoa Parking AG..................     3,000        321,679
Asatsu, Inc. .....................    21,000        667,300
Associated First Capital Corp.  ..    71,600      3,159,350
Ceridian Corp.*...................   141,400      5,726,700
Content Beheer N.V.*+.............    53,000      2,023,546
Cordiant PLC*.....................   200,000        352,899
Equity Corporation
 International*...................    22,700        454,000
Ha-Lo Industries, Inc.*...........    57,937      1,593,268
Interim Services, Inc.*...........    13,800        489,900
Meitec Corp.......................    55,800      1,064,830
Nackebro Fastighets AB*...........       310          5,319
Secom Co. ........................     2,000        121,060
SGS Holdings......................        25         61,449
Telespectrum Worldwide, Inc.* ....    60,000        952,500
WPP Group PLC.....................   100,000        435,127
                                              -------------
                                                 17,536,024
                                              -------------
TRUCKING, SHIPPING (0.2%)
Brambles Industries Ltd. .........    30,000        585,407
Comfort Group Ltd. ...............   160,000        141,785
Irish Continental Group...........    30,000        211,063
Kawasaki Kisen*...................    55,000        125,378
Mitsui O.S.K. Lines Ltd.*.........    19,000         45,445
Nippon Express Co. Ltd............    25,000        171,401
Nippon Yusen K.K..................    17,000    $    76,919
Peninsular & Oriental Steam
 Navigation Co....................    10,466        105,783
Western Bulk Shipping+............    31,500        150,889
Yamato Transport .................   110,000      1,139,798
                                              -------------
                                                  2,753,868
                                              -------------
 TOTAL BUSINESS SERVICES (5.3%) ..               69,254,579
                                              -------------
CAPITAL GOODS
AEROSPACE (0.9%)
Boeing Co.........................    65,350      6,951,606
British Aerospace.................     5,576        122,269
Coltec Industries, Inc.*..........   128,000      2,416,000
General Electric Co. PLC..........    36,076        236,083
Rolls-Royce.......................    22,528         99,376
United Technologies Corp..........    32,600      2,151,600
                                              -------------
                                                 11,976,934
                                              -------------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ...........................       550        684,161
American Standard Companies,
 Inc.*............................    59,900      2,291,175
CSR Ltd...........................    16,900         59,105
Cubiertas Y Mzov SA...............     3,824        294,769
Daiwa House Industry Co...........     9,000        115,793
Hitachi Plant Engineering &
 Construction Co..................    40,000        236,940
Hochtief AG.......................     1,500         58,975
Japan Industrial Land
 Development......................    15,000        284,949
Kajima Corp. .....................    33,000        235,938
Kaneshita Construction Co.  ......    28,000        265,953
Kumagai Gumi Co...................    13,000         32,217
MacMahon Holdings Ltd.............   700,000        623,162
Mancon BHD*.......................    47,999        146,344
Mitsui Home Co. Ltd...............    42,000        518,608
Nanno Construction Co. Ltd. ......    26,000        154,909
Nawarat Patanakarn Public Co.  ...    80,000         93,582
Nishimatsu Construction Co.  .....     5,000         43,606
Obayashi Corp.....................    12,000         81,029
Ohmoto Gumi Co. Ltd...............    15,000        215,007
Oriental Construction Co. ........    17,000        218,720
Paul Y.-ITC Construction
 Holdings.........................   400,000         95,675
Paul Y.-ITC Construction
 Holdings--Warrants* .............    80,000          1,432
Penta Ocean Construction..........    10,000         44,556
PS Corp...........................    31,200        522,649
Sanyo Engineering & Construction,
 Inc..............................    23,000        204,559
Sekisui House Ltd. ...............    13,000        132,458
Shimizu Corp......................    15,000        112,037
Sho Bond Construction.............    39,900      1,074,933
Suido Kiko Kaisha.................     3,000         21,242
Taisei Corp. .....................    20,000        103,618
Toda Construction.................    32,000        243,157
United Engineers Malaysia BHD ....    11,000         99,307
Wesco, Inc........................     9,050        113,311
YTL Corp. BHD.....................    11,000         59,236
                                               -------------
                                                  9,483,112
                                               -------------

                                       97

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Blue Circle Industries............     13,338   $    81,115
Boral Ltd. .......................     40,000       113,823
BPB PLC...........................     90,000       591,276
Buckeye Cellulose Corp.*..........     18,600       495,225
Chichibu Onoda Cement Co..........     11,000        46,827
Cie de St. Gobain.................      2,100       297,080
Dahl International AB*+...........     50,000     1,052,177
Fujikura Ltd. ....................     68,000       544,893
Furukawa Electric Co..............     13,000        61,627
Heidelberg Zement AG..............      1,000        80,712
Holderbank Financiere Glarus AG  .         80        57,139
Hughes Supply, Inc................     19,500       840,938
Lafarge Corp......................      4,750       284,991
Martin Marietta Materials, Inc. ..     59,200     1,376,400
Nichiha Corp......................     52,700       932,864
Portland Valderrivas SA*..........      5,000       336,857
Redland PLC.......................      9,480        59,520
Rexan PLC.........................     13,121        81,032
RMC Group PLC.....................      4,518        77,204
Sumitomo Forestry Co. ............      8,000        97,401
Wolseley PLC......................     10,088        79,842
                                              -------------
                                                  7,588,943
                                              -------------
ELECTRICAL EQUIPMENT (0.9%)
Alcatel Alsthom...................      5,000       401,658
Daikin Industries Ltd.............      5,000        44,469
General Electric Co...............     93,900     9,284,363
Kinden Corp.......................      5,000        63,466
Omron Corp. ......................     62,000     1,167,084
Schneider SA......................      2,250       104,033
Siemens AG........................     10,400       482,693
Sumitomo Electric Industries .....     17,000       237,803
Yaskawa Electric Corp.*...........     72,000       249,927
                                              -------------
                                                 12,035,496
                                              -------------
MACHINERY (0.8%)
Amada Co. Ltd. ...................      5,000        38,857
Asahi DiamondIndustryCo.Ltd. ....      35,000       317,330
Construcciones Auxiliar Ferro ....      3,000       113,776
Ebara Corp........................      5,000        65,193
Enshu*............................     60,000       180,295
Fag Kugelfischer Georg Schaefer ..      3,200        43,774
Fanuc Co..........................      5,900       189,008
IHC Caland N.V....................     10,000       570,966
Ishikawajima Harima Heavy
 Industries.......................     80,000       355,755
Kalmar Industries AB+.............     12,000       184,773
Kawasaki Heavy Industries.........    126,000       521,147
Keyence Corp. ....................      6,000       740,869
Komatsu Ltd.......................     29,000       237,890
Kubota Corp.......................     33,000       159,287
Makino Milling Machine Co.  ......     50,000       319,057
Mitsubishi Heavy Industries Ltd. .    180,000     1,429,928
Namura Shipbuilding Co............     39,000       127,968
Nireco............................     12,000       136,776
Nitta Corp........................     39,000       488,300
Nitto Kohki Co. Ltd...............     20,200       723,858
Rofin-Sinar Technologies, Inc.* ..     20,000   $   235,000
SMC Corp..........................     17,400     1,170,417
Sodick Co.*.......................    126,000     1,044,469
Thai Engine Manufacturing Public
 Co.*.............................    100,000       775,949
Toyoda Automatic Loom Works ......      5,000        93,688
                                              -------------
                                                 10,264,330
                                              -------------
 TOTAL CAPITAL GOODS (3.9%) ......               51,348,815
                                              -------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
British Airways...................     45,000       466,777
Cathay Pacific Airways............     41,000        64,671
Delta Air Lines, Inc..............      1,100        77,963
Japan Air Lines Co.*..............     24,000       127,450
KLM...............................     14,000       393,602
Lufthansa AG......................      5,500        74,272
Mesa Airlines, Inc.*..............     57,000       384,750
Northwest Airlines Corp.
 (Class A)* ......................     78,300     3,063,488
Qantas Airways Ltd................    100,000       166,919
Singapore Airlines Ltd. ..........     73,000       662,546
                                              -------------
                                                  5,482,438
                                              -------------
APPAREL, TEXTILE (1.3%)
Adidas AG+........................      5,500       475,370
Carli Gry International A/S* .....     20,000       958,033
Designer Holdings Ltd.*...........     40,500       653,063
First Sign International
 Holdings Ltd.....................  1,300,000       415,993
King Co.*.........................     67,000       301,416
Kuraray Co. Ltd...................      6,000        55,436
Mohawk Industries, Inc.*..........     39,200       862,400
Nine West Group, Inc.*............     32,800     1,521,100
Polymer Group, Inc.*..............     38,600       535,575
Reebok International Ltd..........    193,000     8,106,000
Renown, Inc.*.....................    120,000       320,180
Stage Stores, Inc.*...............     34,100       622,325
Teijin Ltd........................     18,000        78,646
Tommy Hilfiger Corp.*.............     18,500       888,000
Warnaco Group, Inc. (Class A) ....     26,900       796,913
                                              -------------
                                                 16,590,450
                                              -------------
AUTO RELATED (0.4%)
Asahi Glass Co. Ltd...............     35,000       329,419
Autoliv AB........................      6,000       263,081
Autoliv AB (ADS)*+................      6,000       259,500
Bridgestone Corp..................     14,000       265,953
Bridgestone Metalpha .............     15,000       128,227
FCC Co. Ltd.......................     10,000       271,997
LucasVarity PLC...................     17,320        66,018
Mabuchi Motor Co..................     14,200       714,843
Michelin (CGDE), (Class B)........      2,400       129,563
Miller Industries, Inc.*..........     27,750       555,000
Minebea Co........................     75,000       626,889
NGK Spark Plug Co.................     14,000       153,527
Nippondenso Co. Ltd...............     21,000       505,915
Team Rental Group, Inc.*..........     59,300       956,213
Toyoda Gosei*.....................     30,000       208,013
                                               -------------
                                                  5,434,158
                                               -------------

                                       98

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
AUTOS & TRUCKS (0.3%)
Fiat Spa..........................    67,500    $   204,253
Daimler-Benz AG*..................    18,250      1,251,218
Honda Motor Corp..................    34,000        971,764
Isuzu Motors Ltd..................    30,000        133,408
Perusahaan Otomobl Nasional BHD ..     9,000         57,018
Peugeot SA........................       700         78,790
Toyota Motor Corp.................    15,000        431,310
                                              -------------
                                                  3,127,761
                                              -------------
FOOD SERVICES, LODGING (1.2%)
AAPC Limited......................   400,000        241,634
Accor SA..........................       550         69,644
Brinker International, Inc.* .....   198,700      3,179,200
Doubletree Corp.*.................    30,627      1,378,215
Fujita Kanko, Inc.................     3,000         55,695
Host Marriott Corp.*..............   200,300      3,204,800
Innkeepers USA Trust..............    52,300        725,663
Interstate Hotels Co.*............    35,100        991,575
Jurys Hotel Group PLC.............   100,000        466,203
La Quinta Motor Inns, Inc.........   191,600      3,664,350
QPQ Corp.*........................    16,400         38,950
QPQ Corp.--Warrants*..............    16,400          2,050
Sanyo Pax Co. Ltd.................    35,000        607,461
Suburban Lodges of America* ......    38,300        612,800
Thistle Hotels PLC*...............   131,600        409,181
                                              -------------
                                                 15,647,421
                                              -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.2%)
Elamex S.A. de C.V.*..............    76,700        738,238
Electrolux B......................     1,100         63,879
First Brands Corp.................   115,000      3,263,125
Industrie Natuzzi (ADR)...........    36,200        832,600
MatsushitaElectricIndustrialCo. .     20,000        326,397
Nippon Electric Glass.............    26,000        399,620
Philips Electronics...............     3,000        121,482
Sanyo Electric Co. Ltd............   108,000        447,630
Sharp Corp. ......................    17,000        242,207
Sunbeam Corp. ....................   360,500      9,282,875
Tostem Corp.......................     3,000         82,894
Toto..............................     5,000         56,990
                                              -------------
                                                 15,857,937
                                              -------------
LEISURE RELATED (1.7%)
Aristocrat Leisure Ltd............    60,000        155,950
Canal Plus........................       350         77,306
Carnival Corp. ...................    11,300        372,900
Cinar Films, Inc. (Class B)* .....    15,000        390,000
Cyrk, Inc.*.......................   195,000      2,535,000
Disney (Walt) Co..................    95,791      6,669,448
Enix Corp.* ......................    12,900        291,840
Granada Group PLC.................    17,347        256,013
Harman International
 Industries, Inc..................    21,800      1,212,625
ITT Corp.*........................    85,600      3,712,900
Japan Airport Terminal Co.........    44,000        539,504
KTM Motorradholding AG*...........     3,420        191,097
Learning Company, Inc.*...........   101,300      1,456,188
Mars Engineering Corp.*...........     9,000        229,255
Namco Ltd.........................    28,000        858,302
Nelvana Limited*+.................    18,000    $   299,069
Nintendo Co. .....................    14,000      1,002,159
Rank Group PLC....................    32,498        242,453
Resorts World BHD.................    24,000        109,285
Sega Enterprises Ltd..............     2,000         67,352
SMH AG............................       100         61,636
Tag Heuer International SA
 (ADR)*...........................    50,200        809,475
Thorn EMI.........................     4,927        116,478
Toei Co...........................    33,000        212,572
Toho Co. .........................       400         58,026
Tokyo Dome Corp...................     3,000         52,327
Tourism Holdings Ltd..............    70,000        133,614
                                              -------------
                                                 22,112,774
                                              -------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co................    12,000        395,821
Noritsu Koki Co. Ltd..............    21,000        988,257
                                              -------------
                                                  1,384,078
                                              -------------
RETAIL--GENERAL (2.9%)
Ahold N.V.........................     1,789        111,771
AutoZone, Inc.*...................   317,900      8,742,250
Boots Co. PLC.....................    26,111        269,503
British Airport Author PLC........   120,000      1,000,108
Carrefour.........................       825        536,803
Centros Comerciales Pryca SA .....     7,000        148,387
CompUSA, Inc.*....................   285,000      5,878,125
Consolidated Stores Corp.*........    22,500        722,813
Daiei, Inc........................    14,000        106,986
Dai-Ichi Corp.....................     9,000        181,850
Dayton Hudson Corp................   102,600      4,027,050
Dixons Group PLC*.................   160,000      1,486,971
Doshisha Co. .....................     7,000        114,843
Eiden Sakakiya Co. Ltd. ..........    28,000        282,877
Federated Department Stores,
 Inc.*............................    99,800      3,405,675
Fingerhut Companies, Inc..........   160,000      1,960,000
Fu Hui Jewellery*.................   250,000         23,272
Great Universal Stores............    28,714        301,043
Harvey Nichols Group PLC*+........    30,600        179,804
Hennes & Mauritz AB
 (B Shares).......................       500         69,216
Homac Corp. ......................    11,400        206,718
Home Wide Corp, Inc...............    16,000        143,684
Isetan Co.........................    64,000        828,944
Karstadt AG.......................       150         49,909
Kokuyo Co. .......................     2,000         49,391
Marks & Spencer...................    60,611        509,819
Marui Co. Ltd.....................     7,000        126,328
Metro AG* ........................       950         74,392
Nissen Corp. Ltd. ................     5,700         39,867
Paris Miki, Inc...................    20,000        721,872
Petco Animal Supplies, Inc.* .....    37,900        786,425
Pinault Printemps.................       350        138,826
Promodes..........................       300         84,707
Rinascente........................    13,000         75,418
Rinascente--Warrants*.............       650            287
Sainsbury (J) PLC.................     7,365         48,954
Sato Corp. .......................    35,700        696,676
Shaddy Co. Ltd. ..................     3,000         47,923
Sriwani Holdings BHD..............   400,000      1,077,014

                                       99

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
Swank International
 Manufacturing....................   300,000   $     45,381
St. Dupont*+......................    29,100        987,106
Takihyo Co. Ltd...................    27,000        326,397
Warehouse Group Ltd. .............   200,900        482,889
Xebio Co..........................     9,800        291,944
                                              -------------
                                                 37,390,218
                                              -------------
 TOTAL CONSUMER CYCLICALS (9.5%)                123,027,235
                                              -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Asahi Breweries Ltd...............     8,000         82,894
Bass Breweries....................    13,487        189,689
Cadbury Schweppes PLC.............    18,792        158,548
Carlsberg 'A'.....................       900         60,845
Coca-Cola Amatil Ltd. ............     7,600         81,250
Coca-Cola Co......................   122,000      6,420,250
Fraser & Neave....................    30,000        308,726
Grand Metropolitan................    85,339        671,032
Guinness PLC......................   164,568      1,289,791
Heineken N.V. ....................       801        141,698
Kirin Brewery Co..................    16,000        157,499
Lion Nathan Ltd. .................    60,000        143,794
Louis Dreyfus Citrus*+............    43,500      1,425,267
Louis Vuitton Moet Hennessy ......     1,500        418,907
Panamerican Beverages.............     9,000        421,875
Quilmes Industrial Quins (ADR) ...    33,300        303,863
                                              -------------
                                                 12,275,928
                                              -------------
CONTAINERS (0.4%)
Crown Cork & Seal Co., Inc. ......    75,000      4,078,125
Hub Group, Inc. (Class A)*........    28,900        773,075
Toyo Seikan Kaisha................     3,000         72,274
                                              -------------
                                                  4,923,474
                                              -------------
DRUGS (4.7%)
Amgen, Inc.*......................    61,800      3,360,375
Astra AB (A Shares)...............    13,000        642,451
Biogen, Inc.*.....................   150,000      5,812,500
Centocor, Inc.*...................   152,200      5,441,150
Daiichi Pharmaceutical Co.........     5,000         80,304
Eisai Co. Ltd.....................     5,000         98,437
Geltex Pharmaceuticals, Inc.* ....    58,200      1,411,350
Glaxo Wellcome PLC ...............    32,082        521,018
Hafslund Nycomed ASA
 (B Shares) ......................    11,700         80,300
Medicis Pharmaceutical Corp.
 (Class A)*.......................    13,500        594,000
MedImmune, Inc.*..................    32,800        557,600
Merck & Co., Inc..................   103,000      8,162,750
Novartis AG*......................     1,571      1,799,285
Novo-Nordisk AS (ADR)
 (B Shares) ......................     3,000        565,647
Nycomed ASA (B Shares)*...........    11,700        180,078
Pfizer, Inc. .....................   136,200     11,287,575
Revco D.S., Inc.*.................    88,000      3,256,000
Roche Holdings AG Genusscheine ...       201      1,564,001
Rohto Pharmaceutical Co...........     7,000         67,697
Santen Pharmaceutical Co..........    50,000      1,036,180
Schering AG.......................     1,250        105,521
Smithkline Beecham PLC............   130,169      1,805,124
Smithkline Beecham PLC (ADR) .....    46,000   $  3,128,000
Taisho Pharmaceutical Co..........    31,000        730,766
Takeda Chemical Industries........    11,000        230,809
United Natural Foods, Inc.* ......    39,200        666,400
Warner-Lambert Co.................    81,500      6,112,500
Yamanouchi Pharmaceutical.........    54,000      1,109,749
Zeneca Group PLC..................    30,000        846,700
                                              -------------
                                                 61,254,267
                                              -------------
FOODS (1.1%)
Ajinomoto Co., Inc................    12,000        122,269
BSN Gervais Danone................     1,250        174,183
Campbell Soup Co..................    62,635      5,026,459
Fyffes PLC........................   900,000      1,678,329
Nabisco Holdings Corp.
 (Class A)........................   125,040      4,860,930
Nestle AG.........................       630        676,362
Nippon Meat Packers, Inc..........     4,000         51,809
Nissin Food Products Co...........     3,000         63,984
Nutrica Verenigde Bedrijven
 N.V.+............................     2,600        394,817
Oie Sangyo Co. Ltd. ..............     6,000         77,714
PT Sekar Bumi.....................   182,500        115,898
Shriram Industrial Enterprises
 Ltd. (GDR)*+.....................    24,000          3,600
Tingyi Holdings Corp.*............   500,000        130,907
Viscofan Envoltura................     9,000        131,814
Warabeya Nichiyo Co. Ltd.*........    18,000        153,873
Yamakazi Baking Co. ..............     4,000         63,898
                                              -------------
                                                 13,726,846
                                              -------------
HOSPITAL SUPPLIES & SERVICES (2.0%)
Cochlear Ltd......................   130,000        369,923
Columbia/HCAHealthcareCorp.......    211,500      8,618,625
Compdent Corp.*...................    18,900        666,225
Coventry Corp.*...................    56,100        519,802
Enterprises Systems, Inc.*........    39,700        932,950
National Surgery Centers, Inc.* ..    21,800        828,400
Oxford Health Plans, Inc.*........    64,000      3,748,000
Pacificare Health Systems, Inc.
 (Class B)*.......................    50,300      4,288,075
Rotech Medical Corp.*.............    35,700        749,700
Scandinavian Mobility
 International, Inc.+.............    27,600        454,760
Steris Corp.*.....................    97,500      4,241,250
Tamro Group ......................    17,500        116,866
                                               -------------
                                                 25,534,576
                                               -------------
RETAIL--FOOD (0.2%)
Daimon Co. Ltd....................    14,000        224,851
Ito Yokado Co. Ltd. ..............    10,000        435,196
Jusco Co..........................     9,000        305,414
McBride PLC.......................    60,000        139,789
Ministop Co. Ltd..................     5,500        134,401
Santa Isabel S.A. (ADR)...........    27,400        619,925
Seven-Eleven Japan Ltd............    12,000        702,530
Tesco PLC.........................    48,646        295,424
                                               -------------
                                                  2,857,530
                                               -------------

                                       100

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
SOAPS & TOILETRIES (1.0%)
BIC...............................       600   $     89,968
Colgate Palmolive Co..............    61,660      5,688,135
Gillette Corp.....................    74,850      5,819,588
KAO Corp. ........................    10,000        116,570
L'Oreal...........................     1,605        604,446
Shiseido Co.......................    42,000        485,968
Unilever..........................    16,865        409,247
Unilever N.V. CVA.................     2,553        451,333
                                              -------------
                                                 13,665,255
                                              -------------
TOBACCO (1.6%)
BAT Industries....................   100,000        829,997
Imperial Tobacco PLC*.............    39,999        258,329
Loews Corp........................    45,000      4,241,250
Philip Morris Cos., Inc. .........   120,500     13,571,313
RJ Reynolds BHD...................   200,000        542,467
Rothmans of Pall Mall BHD.........     6,000         62,958
Swedish Match Co. AB*.............   360,000      1,267,012
                                              -------------
                                                 20,773,326
                                              -------------
 TOTAL CONSUMER NONCYCLICALS (11.9%)            155,011,202
                                              -------------
CREDIT SENSITIVE
BANKS (1.9%)
ABN Amro Holdings.................     3,879        252,220
Akita Bank........................    18,000        111,907
Asahi Bank Ltd....................    58,000        515,845
Banca Commerciale Italiana........    35,000         63,684
Banco Bilbao Vizcaya SA...........     4,050        218,845
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...     9,500        482,125
Banco Popular.....................     1,000        196,564
Banco Santander Chile (ADR) ......    16,000        240,000
Banco Santander SA................     2,691        172,377
Bancomer B Local*.................    50,000         19,944
Bank Austria AG...................       920         67,975
Bank of Tokyo-Mitsubishi Bank ....    72,000      1,336,672
Banque Nationale de Paris.........     2,250         87,077
Barclays Bank ....................    48,309        827,995
Chase Manhattan Corp..............    15,000      1,338,750
Cie Fin Paribas Series A .........     1,400         94,682
CS Holdings.......................     4,550        467,408
Dai-Ichi Kangyo Bank..............    10,000        144,202
Den Danske Bank...................     1,300        104,891
Deutsche Bank AG..................    13,300        620,574
Dresdner Bank AG..................     2,900         86,691
First Union Corp..................   128,500      9,509,000
Fokus Bank........................     8,000         55,157
Fuji Bank Ltd. ...................    63,000        919,351
Generale de Banque................       200         71,763
Grupo Financiero Bantorte (Class
 B)*..............................    22,500         22,637
Hang Seng Bank....................    39,000        473,980
HSBC Holdings PLC (H.K.$).........    20,000        427,953
HSBC Holdings PLC.................    20,000        435,813
International Bank of Asia........   270,000        179,779
Istituto Bancario San Paolo di
 Torino...........................    15,000         91,966
Istituto Mobilare Italiano........    10,000         85,703
Kredietbank.......................       170         55,770
Lloyds TSB Group PLC..............   115,481   $    851,660
Malayan Banking Berhad............    18,000        199,564
Mediobanca Spa....................    10,000         53,960
Mitsubishi Trust&BankingCorp. ...     23,000        307,832
National Australia Bank Ltd. .....    37,700        443,495
Overseas Union Bank Ltd...........    40,000        308,726
Sakura Bank Ltd. .................    82,000        586,271
Schweizerische Bankgesellschaft ..       610        534,576
Shizuoka Bank.....................    44,000        467,317
Skandinaviska Enskilda Banken
 (Series A).......................     8,000         82,121
Societe Generale..................     1,400        151,373
Sparbanken Sverige AB
 (A Shares).......................    16,000        274,519
Sumitomo Bank Ltd. ...............    68,000        980,572
Svenska Handelsbanken
 (Series A) ......................     3,100         89,101
Toho Bank ........................    20,000        121,233
Union Bank of Hong Kong*..........    20,000         25,212
                                              -------------
                                                 25,256,832
                                              -------------
FINANCIAL SERVICES (3.6%)
Aames Financial Corp..............    20,300        728,263
American Express Co...............   177,300     10,017,450
Beneficial Corp...................    51,750      3,279,656
CMIC Finance & Securities Co.
 Ltd. ............................   200,000        288,544
Credit Local de France............     3,500        304,905
Credit Saison Co. ................    64,000      1,431,310
Daiwa Securities Co. Ltd. ........    19,000        168,984
Dean Witter Discover & Co.  ......   119,600      7,923,500
Groupe Bruxelles Lambert SA ......       450         57,986
Hambrecht & Quist Group*..........    33,200        717,950
Hong Leong Finance Ltd. ..........    50,000        116,487
ING Groep N.V.....................    12,194        438,763
Invesco...........................    60,000        266,730
JCG Holdings......................    60,000         58,569
MBNA Corp.........................   189,500      7,864,250
Merrill Lynch & Co., Inc..........    85,000      6,927,500
Nichiei Co. Ltd. .................    20,000      1,469,649
Nomura Securities Co..............    41,000        616,009
Oxford Resources Corp.
 (Class A)*.......................    35,000      1,080,625
Promise Co. Ltd...................    12,500        615,232
RAC Financial Group, Inc.*........    25,300        534,463
Sanyo Shinpan Finance Co. Ltd. ...     9,000        563,423
Schroders PLC.....................     3,875        100,570
Takefuji Corp.*...................     6,500        468,656
Union Acceptance Corp.
 (Class A)*.......................    50,600        898,150
Yamaichi Securities...............    70,000        311,286
                                               -------------
                                                 47,248,910
                                               -------------
INSURANCE (3.1%)
Aegon N.V.........................    15,000        955,370
Allianz AG Holding................       600      1,080,062
AMEV N.V..........................    17,000        594,973
Assicurazioni Generali............    14,300        271,035
Commercial Union PLC..............    10,726        125,591
Corporacion Mapfre Cia
 Inter SA.........................    12,000        731,682

                                       101

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
Fortis AG.........................       740   $    118,814
General Accident..................     8,971        117,797
Gio Australia Holdings Ltd.* .....   100,000        255,942
Istituto Naz Delle Assicurazioni .    60,000         78,161
ITT Hartford Group, Inc...........    23,600      1,593,000
Koa Fire & Marine.................    35,000        169,847
Legal & General Group.............    23,090        147,146
Life Re Corp......................   150,000      5,793,750
MGIC Investment Corp. ............    66,400      5,046,400
Mitsui Marine &
 Fire Insurance Co................    13,000         69,934
Pacific & Orient BHD..............   150,000        362,304
PennCorp Financial Group, Inc. ...   126,100      4,539,600
PMI Group, Inc....................    10,900        603,588
Prudential Corp...................    42,249        355,732
Royal & Sun Alliance Insurance
 Group PLC........................    33,539        255,390
Schweizerische Ruckversicherungs
 Gesellschaft ....................       420        448,397
Skanska AB (Series B).............     1,800         79,584
Sumitomo Marine & Fire Insurance
 Co. .............................    10,000         62,171
TIG Holdings, Inc. ...............   141,000      4,776,375
Tokio Marine & Fire
 Insurance Co. ...................    34,000        320,007
Travelers Group, Inc..............   248,534     11,277,230
                                              -------------
                                                 40,229,882
                                              -------------
REAL ESTATE (0.4%)
British Land Co...................     8,416         74,538
Cheung Kong Holdings..............    35,000        311,106
City Developments Ltd.............    95,000        855,428
Daibiru Corp......................    28,000        258,700
DBS Land..........................    17,000         62,567
Diligentia AB*....................       800         12,611
IOI Corp. BHD.....................   100,000        153,633
JP Realty, Inc. ..................    22,100        571,838
Land Securities PLC...............     9,978        127,174
Lend Lease Corp. Ltd..............     4,100         79,517
Macerich Co. .....................    20,900        546,013
MEPC PLC..........................     8,200         60,825
Mitsubishi Estate Co..............    71,000        729,557
Mitsui Fudosan....................    20,000        200,328
New World Development Co..........    29,000        195,908
Sap Holdings*.....................    40,000        191,645
Sun Hung Kai Properties...........    23,000        281,757
Wharf Holdings....................    17,000         84,841
                                              -------------
                                                  4,797,986
                                              -------------
UTILITY--ELECTRIC (1.1%)
British Energy PLC*...............   418,000      1,052,631
China Light & Power Co. Ltd. .....    11,000         48,924
Cinergy Corp......................    46,600      1,555,275
Edison Spa........................    15,000         94,932
Electrabel........................       870        206,100
Endesa............................     5,741        408,906
Enersis S.A. (ADR)................     6,000        166,500
FPL Group, Inc....................    75,700      3,482,200
Gas Y Electridad SA (Series 2) ...     5,000        319,899
Hidroelectrica del Cantabrico ....    15,000        572,927
Iberdrola II......................    30,000        425,504
Iberdrola SA......................    55,303   $    784,388
Kansai Electric Power Co., Inc. ..    22,400        464,209
National Grid Group PLC...........   150,027        502,457
National Power PLC................   120,560      1,009,938
Powergen PLC (ADR)................     1,250         49,375
RWE AG............................     4,800        200,884
Tenaga Nasional BHD...............    49,000        234,765
Tohoku Electric Power Co., Inc. ..    11,500        228,391
Tokyo Electric Power Co., Inc. ...    28,000        614,109
Tractebel Investment
 International Capital............       220        102,534
Tractebel Investment
 International Capital--
 Warrants*........................       220              0
United Utilities PLC..............     8,965         95,373
Veba AG...........................    19,550      1,124,366
Viag AG...........................       500        195,769
                                              -------------
                                                 13,940,356
                                              -------------
UTILITY--GAS (0.0%)
Scottish Power PLC................    13,327         80,363
Thames Water......................     7,439         78,055
                                              -------------
                                                    158,418
                                              -------------
UTILITY--TELEPHONE (0.9%)
British Telecommunications........   121,891        823,761
Empresas Telex-Chile S.A. (ADR) ..    40,000        185,000
Frontier Corp.....................   106,000      2,398,250
Hellenic Telecommunication
 Organization SA..................    17,000        292,773
Kon. PTT Nederland+...............    40,000      1,524,890
LCI International, Inc.*..........    55,594      1,195,271
PT Indonesian Satellite (ADR) ....     6,000        164,250
Singapore Telecommunications Ltd.     20,000         47,166
Tele Danmark AS (B Shares)........     2,000        110,412
Telecom Corp. of New Zealand .....    23,300        118,927
Telecom Italia Spa................    37,500         97,404
Telefonica de Espana SA...........    23,566        547,694
Telefonica del Peru S.A. (ADR) ...    32,000        604,000
Telekom Malaysia BHD..............    28,000        249,456
Telephone & Data Systems, Inc. ...    42,100      1,526,125
WorldCom, Inc.*...................    80,115      2,087,997
                                              -------------
                                                 11,973,376
                                              -------------
 TOTAL CREDIT SENSITIVE (11.0%) ..              143,605,760
                                              -------------
ENERGY
COAL & GAS PIPELINES (0.3%)
British Gas.......................   100,557       386,733
Nabors Industries, Inc.*..........   170,000     3,272,500
OMV AG............................     5,000       563,844
                                              -------------
                                                 4,223,077
                                              -------------
OIL--DOMESTIC (1.4%)
Apache Corp.......................   138,100     4,885,288
Costilla Energy, Inc.*............    69,500       946,938
KCS Energy, Inc. .................    22,400       800,800
Louis Dreyfus Natural Gas Corp.*     139,100     2,382,088
Louisiana Land & Exploration
 Corp. ...........................    92,200     4,944,225
Ultramar Diamond Shamrock Corp.  .    19,482       616,118

                                       102

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
Union Pacific Resources Group,
 Inc..............................   108,439    $ 3,171,841
XCL Corp.*........................   200,000         37,500
                                              -------------
                                                 17,784,798
                                              -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC.........   100,804      1,209,675
Canadian Occidental...............     6,000         96,000
Cosmo Oil Co. Ltd.................    11,000         52,906
Elf Aquitaine.....................     8,250        750,983
ENI Spa...........................   108,500        556,852
ENI Spa (ADR).....................     5,000        258,125
Exxon Corp........................    92,800      9,094,400
Japan Energy Corp.................    19,000         51,679
Mitsubishi Oil Co.................     8,000         47,872
Nippon Oil Co. Ltd. ..............    22,000        113,030
Norsk Hydro AS....................     2,100        113,785
Oil Search Ltd....................   340,000        662,110
Petrofina SA......................       290         92,393
Repsol SA.........................    12,748        489,368
Royal Dutch Petroleum Co..........     8,553      1,498,687
Tatneft (ADR)*....................     7,000        336,000
Total Campagnie Francaise.........       900         73,200
                                              -------------
                                                 15,497,065
                                              -------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
Baker Hughes, Inc.................   221,250      7,633,125
BJ Services Co.*..................   148,600      7,578,600
Bouygues Offshore SA (ADR)* ......    80,000      1,030,000
Coflexip (ADR)*...................    11,000        288,750
Halliburton Co....................    50,000      3,012,500
Noble Drilling Corp.*.............   180,700      3,591,413
Parker Drilling Co.*..............   235,100      2,262,838
Rowan Cos., Inc...................    59,800      1,352,975
Schlumberger, Ltd. ...............    76,800      7,670,400
Transocean Offshore, Inc..........   105,000      6,575,625
                                              -------------
                                                 40,996,226
                                              -------------
RAILROADS (1.2%)
Burlington Northern Santa Fe .....    46,900      4,050,988
Canadian Pacific Ltd..............   216,000      5,724,000
East Japan Railway Co.............        55        247,431
Genesee & Wyoming, Inc.
 (Class A)*.......................    29,600      1,028,600
Hankyu Corp.......................    40,000        198,601
Kinki Nippon Railroad Co. ........    28,650        178,862
Odakyu Electric Railway Co. ......     4,000         24,005
Tobu Railway Co. Ltd..............    14,000         68,543
Tokyu Corp........................    20,000        113,634
Union Pacific Corp................    69,000      4,148,625
                                              -------------
                                                 15,783,289
                                              -------------
 TOTAL ENERGY (7.2%)..............               94,284,455
                                              -------------
TECHNOLOGY
ELECTRONICS (4.9%)
Altera Corp.*.....................    92,000      6,687,250
Austria Mikro Systeme
 International+...................     1,430        110,412
BMC Industries, Inc...............    43,900      1,382,850
Cable & Wireless .................    32,650        271,553
Cisco Systems, Inc.*..............   224,800     14,302,890
Electrocomponents PLC.............     8,375         66,284
Exabyte Corp.*....................    45,400    $   607,225
Fujimi, Inc.......................     6,100        328,676
Hirose Electric Co. Ltd. .........    15,000        869,096
Hitachi Ltd. .....................    58,000        540,886
HMT Technology Corp.*.............    33,800        507,528
Hoya Corp.........................    29,000      1,139,366
IDT Corp.* .......................    43,000        473,000
Insight Enterprises, Inc.*........    18,000        504,000
Intel Corp........................    50,000      6,546,875
Intergraph Corp.*.................   100,000      1,025,000
Kent Electronics Corp.*...........    29,500        759,625
Kyocera Corp......................     1,000         62,343
Murata Manufacturing Co. Ltd.  ...     5,000        166,221
National Semiconductor Corp.* ....    30,000        731,250
NEC Corp..........................    11,000        132,976
Network General Corp.*............    25,500        771,375
Rohm Co. Ltd......................    11,000        721,872
Seagate Technology, Inc.*.........   132,577      5,236,792
Sony Corp.........................     8,000        524,307
Systemsoft Corp.*.................    38,500        572,688
TDK Corp..........................    11,000        717,123
Teradyne, Inc.*...................    50,000      1,218,750
Texas Instruments, Inc. ..........    28,000      1,785,000
Tokyo Electron....................    14,000        429,151
Uniphase Corp.*...................    11,800        619,500
Westell Technologies Inc.*........    22,700        519,263
Yokogawa Electric Corp............   160,000      1,381,573
3Com Corp.*.......................   155,000     11,373,120
3D Labs, Inc. Ltd.*...............    18,300        420,900
                                              -------------
                                                 63,506,720
                                              -------------
OFFICE EQUIPMENT (0.8%)
Applix, Inc.*.....................    29,500        645,313
Canon, Inc........................    14,000        309,472
Compaq Computer Corp.*............    62,770      4,660,673
Oce-Van De Grinten N.V. ..........       460         49,921
Read-Rite Corp.*..................    39,800      1,004,950
Ricoh Elemex Corp. ...............     7,000         97,919
Sterling Software, Inc.*..........    67,800      2,144,175
Storage Technology Corp.*.........    30,200      1,438,275
Sun Microsystems, Inc.*...........    20,000        513,750
                                              -------------
                                                 10,864,448
                                              -------------
OFFICE EQUIPMENT SERVICES (2.8%)
Accugraph Corp. (Class A)*........    30,000         23,882
Comverse Technology, Inc.*........    54,100      2,045,656
Electronic Data Systems Corp. ....    83,700      3,620,025
First Data Corp...................   100,600      3,671,900
Fuji Soft Corp....................    12,000        366,808
Informix Corp.*...................   410,000      8,353,750
Istar Internet, Inc.*+............    38,000        127,661
Merkantildata A/S.................     2,000         36,751
Microsoft Corp.*..................    50,800      4,197,350
Misys PLC.........................    25,000        478,169
Oracle Corp.*.....................   214,550      8,957,463
Premisys Communications, Inc.* ...    13,400        452,250
SAP AG............................     1,600        218,872
Sterling Commerce, Inc.*..........   101,448      3,576,042
Structural Dynamics Research
 Corp. (Class A)*.................    27,800        556,000
                                              -------------
                                                 36,682,579
                                              -------------

                                       103

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
---------------------------------  ----------- -------------
TELECOMMUNICATIONS (3.1%)
Act Networks, Inc.*...............    17,800   $    649,700
Architel Systems Corp.*...........    30,300        186,989
BCE Mobile Communications, Inc.* .     4,000        118,605
Cable Design Technologies*........    21,000        653,625
Cellular Communications Puerto
 Rico, Inc.*......................     3,600         71,100
Comnet Cellular, Inc.*............    21,600        602,100
DDI Corp. ........................       129        853,242
Deutsche Telekom AG (ADR)*........   272,000      5,542,000
DSC Communications Corp.*.........    71,650      1,280,744
Ericsson (L.M.) Telephone Co.
 (Series B).......................    14,700        454,849
Filtronic Comtek PLC..............   300,000      1,896,402
Forval Corp.......................     3,000        116,829
ICG Communications, Inc.*.........    83,686      1,474,966
KoreaMobileTelecommunications
 Corp. (ADR)......................   127,720      1,644,395
MFS Communications Co., Inc.* ....    72,639      3,958,825
Millicom International Cellular
 SA*..............................    13,300        427,263
NetCom Systems AB (B Shares)* ....    44,000        712,988
NetscapeCommunicationsCorp.*.....     63,700      3,622,938
Nokia Corp. (ADR).................    95,500      5,503,188
Rogers Cantel Mobile
 Communications (Class B)*........     6,000        118,970
Scientific Atlanta, Inc...........   310,500      4,657,500
Spectrum Network Systems*+........   440,000        153,883
Tadiran Telecommunications Ltd. ..    66,600      1,490,175
Telecom Italia Mobile Spa.........   125,000        316,029
Vanguard Cellular Systems, Inc.
 (Class A)*.......................   100,000      1,575,000
Vodafone Group....................   215,846        911,473
Winstar Communications, Inc.* ....    33,600        705,600
Xircom*...........................    32,500        706,875
                                              -------------
                                                 40,406,253
                                              -------------
 TOTAL TECHNOLOGY (11.6%).........              151,460,000
                                              -------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Allied Signal, Inc................   116,500      7,805,500
Austral Enterprises BHD...........    23,999         44,853
BTR PLC...........................    78,068        379,817
Cie Generale des Eaux.............     9,450      1,171,119
Crean (James) PLC-Units...........    40,000        125,451
Damskibs AS (Class B).............         5        128,672
GKN PLC...........................     5,325         91,314
Hanson PLC........................   133,335        186,159
Hutchison Whampoa.................    78,000        612,645
Indonesia Fund, Inc.*.............     4,000         39,000
International UNP Holdings* ......   143,000         29,242
International UNP
 Holdings-Warrants* ..............   125,000              0
Invesco Funding LLC*..............    12,000         53,346
Lyonnais des Eaux Dumez...........     1,000         93,071
Mitsubishi Corp...................    71,000        735,688
Mitsui & Co. .....................    39,000        316,553
Montedison Spa*...................    74,000         50,443
Pilkington PLC....................    17,397         46,641
Sime Darby BHD....................   180,000        709,167
Smiths Industries.................     5,559   $     76,280
Sophus Berendsen A/S 'B'..........       385         49,571
Sumitomo Corp.....................    22,000        173,439
Taiwan Fund.......................     5,000        111,250
Tomkins PLC.......................    70,000        321,977
U.S. Industries, Inc.*............    76,000      2,612,500
Williams Holdings PLC.............    10,569         62,193
                                              -------------
 TOTAL DIVERSIFIED (1.2%).........               16,025,891
                                              -------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (64.2%)
 (Cost $748,000,811)..............              836,210,956
                                              -------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust
 8.5% Conv. ......................     7,500        502,500
                                              -------------
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. ......................     9,600        444,000
                                              -------------
RETAIL--GENERAL (0.0%)
Fielmann AG.......................     4,200        132,375
                                              -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                  1,078,875
                                              -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ......................     9,500        494,000
                                              -------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. ......................    16,500        451,688
                                              -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv.+......................    15,500        922,250
                                              -------------
 TOTAL CREDIT SENSITIVE (0.1%) ...                1,373,938
                                              -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
MFS Communications Co., Inc.
 8.0% Conv. ......................    25,800      2,354,250
Nokia Oy Cum......................    16,775        973,550
                                              -------------
 TOTAL TECHNOLOGY (0.3%)..........                3,327,800
                                              -------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost 4,659,785).................                6,274,613
                                              -------------

                                     PRINCIPAL
                                      AMOUNT
                                    ------------
PREFERRED STOCKS: (continued)
 LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.7%)
CHEMICALS
Reliance Industries Ltd.
 10.5%, 08/06/46+............       $7,950,000    8,562,548
                                               ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+.......          710,000      859,100
                                               ------------


THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------- ------------- --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.7%)
Time Warner Communications Co. ..
 9.15%, 02/01/23.................  $ 8,035,000   $ 8,707,353
                                               --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............      305,000       598,181
First Financial Management Corp.
 5.0% Conv., 12/15/99............      985,000     1,656,031
                                               --------------
                                                   2,254,212
                                               --------------
 TOTAL BUSINESS SERVICES (0.9%) .                 11,820,665
                                               --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........      740,000       703,000
                                               --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........    1,165,000     1,159,175
                                               --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99............      450,000     1,489,500
                                               --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............      705,000       648,600
U.S. Office Products Co.:
 5.5% Conv., 02/01/01............      965,000     1,254,500
 5.5% Conv. Sub. Note,
 05/15/03+.......................       35,000        32,550
                                               --------------
                                                   1,935,650
                                               --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                   4,584,325
                                               --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .....      780,000       840,450
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+..........      690,000       724,500
                                               --------------
                                                   1,564,950
                                               --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+..........      755,000       813,513
Healthsouth Corp.
 5.0% Conv., 04/01/01............      405,000       837,844
Phycor, Inc.
 4.5% Conv., 02/01/03............      695,000       676,756
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05............      665,000       698,250
                                               --------------
                                                   3,026,363
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                4,591,313
                                               --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/13/06..................  $ 8,000,000   $ 7,850,880
St. George Bank Ltd.
 7.15%, 10/15/05+................    9,525,000     9,509,951
                                               --------------
                                                  17,360,831
                                               --------------
FINANCIAL SERVICES (0.2%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+...........      530,000       716,163
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03..........    1,045,000     1,045,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....      505,000       674,806
Safeguard Scientifics
 6.0% Conv., 02/01/06+...........      475,000       517,750
                                               --------------
                                                   2,953,719
                                               --------------
FOREIGN GOVERNMENT (1.1%)
Province of Quebec
 7.5%, 07/15/23..................    5,500,000     5,472,775
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........   11,000,000     9,295,000
                                               --------------
                                                  14,767,775
                                               --------------
INSURANCE (0.8%)
Conseco Finance Trust II
 8.7%, 11/15/26..................    5,000,000     5,025,850
Corporacion Mapfre
 8.5% Conv., 02/27/99 .......  Peseta 4,700,000       36,230
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............  $ 5,000,000     4,819,350
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........      700,000       759,500
                                               --------------
                                                  10,640,930
                                               --------------
MORTGAGE RELATED (3.4%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................  10,152,376     10,149,209
Federal National Mortgage
 Association:
 6.5%, 01/01/11..................     934,876        917,932
 6.0%, 04/01/11..................  12,327,153     11,853,334
 6.5%, 08/01/11..................   8,894,098      8,732,893
 7.0%, 05/01/26..................  10,215,115      9,994,857
 7.0%, 08/01/26..................   2,456,571      2,403,603
                                               --------------
                                                  44,051,828
                                               --------------
UTILITY--ELECTRIC (0.4%)
California Energy Co., Inc.
 9.5%, 09/15/06..................   4,760,000      4,926,600
                                               --------------
UTILITY--GAS (0.7%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............   8,500,000      8,637,828
                                               --------------

                                       105

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------  ------------- --------------
U.S. GOVERNMENT (10.4%)
U.S. Treasury:
 7.25% Note, 02/15/98............  $24,450,000   $ 24,778,556
 6.375% Note, 05/15/99...........   53,490,000     53,958,035
 6.75%, Note 04/30/00............    4,000,000      4,076,252
 6.5% Note, 08/31/01.............    7,000,000      7,076,566
 6.25% Note, 10/31/01............   10,230,000     10,236,394
 5.75% Note, 08/15/03............   32,825,000     31,840,250
 6.5% Note, 08/15/05.............    4,015,000      4,042,603
                                               --------------
                                                  136,008,656
                                               --------------
 TOTAL CREDIT SENSITIVE (18.3%) .                 239,348,167
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06............      545,000        675,800
Swift Energy Co.
 6.25% Conv., 11/15/06...........      515,000        565,213
                                               --------------
                                                    1,241,013
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................      495,000        574,200
                                               --------------
 TOTAL ENERGY (0.1%) ............                   1,815,213
                                               --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................    1,330,000      2,058,175
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......    1,530,000      2,708,100
 7.0% Conv. Sub. Euro, 03/15/06 .      100,000        177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........      705,000        912,975
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........      310,000        452,988
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........      570,000      1,251,150
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+.........      920,000        901,600
Sanmina Corporation
 5.5% Conv., 08/15/02+...........    1,030,000      2,153,988
SCI Systems, Inc.
 5.0%, Conv., 05/01/06...........    1,085,000      1,239,613
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................      505,000        552,975
3Com Corp.
 10.25% Conv., 11/01/01+.........      865,000      1,909,488
                                               --------------
                                                   14,318,052
                                               --------------

TELECOMMUNICATIONS (0.2%)
Bay Networks, Inc.
 5.25%, 05/15/03+................  $   375,000   $    338,438
BBN Corp.
 6.0% Conv., 04/01/12............    1,235,000      1,197,950
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....    1,175,000      1,217,594
                                               --------------
                                                    2,753,982
                                               --------------
 TOTAL TECHNOLOGY (1.3%) ........                  17,072,034
                                               --------------
DIVERSIFIED
MISCELLANEOUS (0.1%)
Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98 .       14,000         12,075
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 ......      845,000      1,675,213
                                               --------------
 TOTAL DIVERSIFIED (0.1%)  ......                   1,687,288
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (22.3%)
 (Amortized Cost $282,739,720) ..                 290,184,553
                                               --------------

SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............   25,000,000     25,009,103
Sanwa Bank Ltd.
 5.495%, due 01/22/97............    2,000,000      1,999,802
                                               --------------
TOTAL CERTIFICATES OF DEPOSIT (2.1%)               27,008,905
                                               --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............   31,000,000     30,737,895
 5.37%, due 03/27/97.............      700,000        691,290
Associates Corp. of North
 America
 5.75%, due 01/02/97.............      400,000        399,936
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............    5,000,000      4,927,263
Enterprise Funding Corp.
 5.45%, due 03/03/97.............    5,034,000      4,989,048
Koch Industries
 6.9%, due 01/02/97..............   18,300,000     18,296,493
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............    2,900,000      2,899,453
Old Line Funding Corp.
 5.5%, due 02/27/97..............   15,200,000     15,067,632
Suntrust Banks, Inc.:
 5.3%, due 03/03/97..............   13,000,000     12,883,473
 5.35%, due 03/31/97.............   10,000,000      9,869,219
                                                --------------
 TOTAL COMMERCIAL PAPER (7.7%)                    100,761,702
                                                --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............    6,100,000      6,100,000

                                       106

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------  ------------- --------------
Harris Trust & Savings
 6.5%, due 01/02/97..............  $ 4,400,000  $    4,400,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97..............    1,500,000       1,500,000
Toronto Dominion Bank
 6.25%, due 01/02/97.............   18,400,000      18,400,000
                                                --------------
 TOTAL TIME DEPOSITS (2.3%) .....                   30,400,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (12.1%)
 (Amortized Cost $158,157,826) ..                  158,170,607
                                                --------------
TOTAL INVESTMENTS (99.1%)
 (Cost/Amortized Cost $1,193,558,142)            1,290,840,729
OTHER ASSETS
 LESS LIABILITIES (0.9%).........                   11,274,254
                                                --------------
NET ASSETS (100.0%)..............               $1,302,114,983
                                                ==============


-----------------------------------------------------------------------------

 DISTRIBUTION OF INVESTMENTS BY
 GLOBAL REGION
As a Percentage of Total
Investments
Canada...................    0.6%
Japan....................    5.9
Latin America............    0.3
New Zealand & Australia .    1.3
Scandinavia..............    1.3
Southeast Asia...........    1.0
United Kingdom...........    2.8
United States**..........   81.3
Other European
 Countries...............    5.5
                         -------
                           100.0%
                         =======

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 12.3%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $63,744,015 or 4.9% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among thirteen Portfolios (the "Portfolios"): Money Market, Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares has been redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable.

   The investment objectives of each Portfolio are as follows:

   Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

   Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    Except for the Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. At December 31, 1996, the value of securities loaned and collateral received were as follows:

                                      VALUE OF      VALUE OF
                                     SECURITIES    COLLATERAL
PORTFOLIO                              LOANED       RECEIVED*
---------------------------------- ------------- -------------
Intermediate Government
 Securities........................ $ 17,601,878  $ 18,301,550
Quality Bond ......................   27,315,488    28,167,188
Growth and Income .................    1,943,750     2,000,000
Equity Index ......................    1,288,680     1,356,953
Common Stock ......................  102,898,955   105,377,860
Global ............................   69,205,867    72,320,750
International .....................   12,267,188    12,820,136
Aggressive Stock ..................  195,608,196   200,344,604
Conservative Investors ............   23,376,066    24,170,813
Balanced ..........................  133,571,671   138,838,707
Growth Investors ..................   88,709,978    90,833,147

------------

* Including U.S. Government securities valued at $919,250, $743,460 and $1,827,086 for the Global, International and Growth Investors Portfolios, respectively.

   Chase invests the cash collateral and retains a portion of the interest earned. During the year ended December 31, 1996, the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios received $37,318, $27,425, $8,919, $3,183, $1,082, $78,441, $210,691, $33,846, $405,162, $97,871, $306,462 and
$274,815, respectively, of security loan fees, net of rebates paid. Such net fees are included in interest income in the accompanying Statements of Operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional Shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Money Market and Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1996, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                        QUALITY                  EQUITY
                                         BOND      HIGH YIELD     INDEX     COMMON STOCK     GLOBAL
                                       PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     ----------- ------------ ----------- -------------- ------------
Paid-in capital......................  $     --    $      --    $  (7,525)  $  (988,124)   $ (220,445)
Undistributed (overdistributed) net
 investment income...................    42,229      449,873     (284,528)   (8,723,430)    1,186,161
Accumulated net realized gain
 (loss)..............................   (42,229)    (449,873)     292,053     9,711,554      (965,716)

                                                       AGGRESSIVE   CONSERVATIVE                GROWTH
                                       INTERNATIONAL     STOCK       INVESTORS     BALANCED    INVESTORS
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                     --------------- ------------ -------------- ----------- -----------
Paid-in capital......................    $      --      $    --       $    --      $     --    $      --
Undistributed (overdistributed) net
 investment income ..................      352,064        3,794        (8,654)      (35,347)     842,896
Accumulated net realized gain
 (loss)..............................     (352,064)      (3,794)        8,654        35,347     (842,896)


2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. The investment advisory fees are as follows:

                                                                         AVERAGE DAILY NET ASSETS
                                                           --------------------------------------------------
                                                                 FIRST             NEXT             OVER
                                                              $350 MILLION     $400 MILLION     $750 MILLION
                                                           ---------------- ---------------- ----------------
Common Stock, Money Market and Balanced Portfolios ........       .40%             .375%            .35%
Aggressive Stock and Intermediate Government Securities
 Portfolios................................................       .50%             .475%            .45%
High Yield, Global, Conservative Investors and Growth
 Investors Portfolios......................................       .55%             .525%            .50%
                                                                 FIRST             NEXT             OVER
                                                              $500 MILLION     $500 MILLION      $1 BILLION
                                                           ---------------- ---------------- ----------------
Quality Bond and Growth and Income Portfolios .............       .55%             .525%            .50%
                                                                 FIRST             NEXT             OVER
                                                              $750 MILLION     $750 MILLION     $1.5 BILLION
                                                           ---------------- ---------------- ----------------
Equity Index Portfolio.....................................       .35%              .30%            .25%
                                                                 FIRST             NEXT             OVER
                                                              $500 MILLION      $1 BILLION      $1.5 BILLION
                                                           ---------------- ---------------- ----------------
International Portfolio....................................       .90%              .85%            .80%

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

 3. Distribution Plan

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Under the Plan, the Trust pays a distribution fee to Equitable Distributors, Inc. ("Distributor"), an indirect, wholly-owned subsidiary of the Equitable, at an annual rate of up to 0.50% of each Portfolio's average daily net assets attributable to Class IB shares. The Trustees currently limit payments at an annual rate equal to 0.25% of average daily net assets attributable to its Class IB shares. In accordance with the Plan, payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures incurred by the Distributor. The Plan provides that the Distributor will use such payments for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios for the year ended December 31, 1996 were as follows:

                                           INTER-
                                           MEDIATE                                      GROWTH
                                         GOVERNMENT      QUALITY                         AND
                                         SECURITIES        BOND        HIGH YIELD       INCOME
                                          PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------- -------------- -------------- --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities ........................... $         --   $253,934,635   $781,128,281   $248,681,019
U.S. Government securities ............  250,043,480    417,690,775             --             --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................           --    274,718,651    720,651,732    129,315,154
U.S. Government securities.............  227,916,328    400,265,960             --             --

                                            EQUITY         COMMON
                                            INDEX          STOCK          GLOBAL      INTERNATIONAL
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                       -------------- -------------- -------------- ---------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................  $206,816,773  $3,642,874,019  $657,898,998   $145,560,889
U.S. Government securities.............            --              --            --             --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................    43,594,778   3,133,001,586   441,217,164     38,206,577
U.S. Government securities.............            --              --            --             --

                                          AGGRESSIVE    CONSERVATIVE                     GROWTH
                                            STOCK        INVESTORS       BALANCED      INVESTORS
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       -------------- -------------- -------------- --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................ $3,743,831,253  $185,088,283  $1,502,532,357 $1,459,573,841
U.S. Government securities.............             --   288,281,378   1,071,280,407    608,182,035
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................  3,319,337,126   135,333,021   1,618,684,625  1,138,232,981
U.S. Government securities.............             --   313,973,715   1,026,954,569    711,943,608

   No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    Transactions in options written for the year ended December 31, 1996 are summarized as follows:

                                                            COMMON STOCK
                                                              PORTFOLIO
                                                    ---------------------------
                                                      NUMBER OF     PREMIUMS
                                                      CONTRACTS     RECEIVED
                                                    ----------- ---------------
Options outstanding--January 1, 1996................    72,400    $  31,689,532
Options written.....................................   745,200      310,976,384
Options terminated in closing purchase
 transactions.......................................  (350,625)    (151,830,550)
Options expired.....................................   (31,650)     (12,066,500)
Options exercised ..................................  (274,125)    (110,161,066)
                                                    ----------- ---------------
Options outstanding--December 31, 1996 .............   161,200    $  68,607,800
                                                    =========== ===============

   The Portfolios (except for the Money Market, Intermediate Government Securities and Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1996, the Quality Bond, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                        CONTRACT     COST ON       U.S.$       UNREALIZED
                                         AMOUNT    ORIGINATION    CURRENT     APPRECIATION/
QUALITY BOND PORTFOLIO:                 (000'S)       DATE         VALUE     (DEPRECIATION)
------------------------------------- ---------- ------------- ------------ ---------------
FOREIGN CURRENCY BUY CONTRACTS
Swedish Krona, expiring 01/22/97 .....   59,511    $ 8,802,011  $ 8,764,492     $(37,519)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, expiring
 01/28/97.............................   17,266     13,541,486   13,632,563      (91,077)
Swedish Krona, expiring 01/22/97 .....    9,003      9,279,351    9,003,162      276,189
                                                                            ---------------
                                                                                $147,593
                                                                            ===============

                                                   CONTRACT      COST ON       U.S.$       UNREALIZED
                                                    AMOUNT     ORIGINATION    CURRENT     APPRECIATION/
GLOBAL PORTFOLIO:                                   (000'S)       DATE         VALUE     (DEPRECIATION)
------------------------------------------------ ----------- ------------- ------------ ---------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, expiring 01/02/97-01/03/97  .....        171   $   109,716  $   110,421    $      705
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97................     20,000    13,740,113   13,368,627       371,486
Japanese Yen, expiring 03/12/97..................  2,055,000    19,731,483   18,738,032       993,451
Netherland Guilders, expiring 01/21/97-04/28/97       55,662    33,596,109   32,897,910       698,199
                                                                                        ---------------
                                                                                           $2,063,841
                                                                                        ===============

                                                  CONTRACT     COST ON       U.S.$       UNREALIZED
                                                   AMOUNT    ORIGINATION    CURRENT     APPRECIATION/
INTERNATIONAL PORTFOLIO:                          (000'S)       DATE         VALUE     (DEPRECIATION)
----------------------------------------------- ---------- ------------- ------------ ---------------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....    2,600    $1,739,380    $1,714,504     $ 24,876
Japanese Yen, expiring 03/12/97.................  404,800     3,886,767     3,691,074      195,693
Netherland Guilders, expiring
 01/21/97-04/28/97..............................    7,970     4,675,150     4,642,843       32,307
                                                                                      ---------------
                                                                                          $252,876
                                                                                      ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

                                             CONTRACT     COST ON      U.S.$     UNREALIZED
                                              AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
CONSERVATIVE INVESTORS PORTFOLIO:            (000'S)       DATE        VALUE   (DEPRECIATION)
------------------------------------------ ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring
 01/03/97-01/07/97.........................     36        $35,639     $35,740       $101
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/03/97 ......    174         22,522      22,529         (7)
Malaysian Ringgit, expiring 01/02/97 ......     13          4,946       4,951         (5)
                                                                              ---------------
                                                                                    $ 89
                                                                              ===============

                                                CONTRACT     COST ON      U.S.$      UNREALIZED
                                                 AMOUNT    ORIGINATION   CURRENT    APPRECIATION/
BALANCED PORTFOLIO:                             (000'S)       DATE        VALUE    (DEPRECIATION)
--------------------------------------------- ---------- ------------- ---------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 01/07/97.............     146      $250,112     $250,127       $ 15
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/30/97 .........   1,420       183,435      183,485        (50)
Malaysian Ringgit, expiring
 01/02/97-01/06/97............................      71        28,001       28,024        (23)
                                                                                  ---------------
                                                                                        $(58)
                                                                                  ===============

                                                  CONTRACT     COST ON       U.S.$      UNREALIZED
                                                   AMOUNT    ORIGINATION    CURRENT    APPRECIATION/
GROWTH INVESTORS PORTFOLIO:                       (000'S)       DATE         VALUE    (DEPRECIATION)
----------------------------------------------- ---------- ------------- ----------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 01/06/97.................   20,600    $  177,939   $  177,908     $    (31)
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....    7,600     5,049,513    4,994,213       55,300
French Francs, expiring 01/03/97................      600       115,196      115,418         (222)
Japanese Yen, expiring 03/12/97.................  716,700     6,881,535    6,535,060      346,475
Netherland Guilders, expiring
 01/21/97-04/28/97..............................   12,488     7,444,730    7,334,434      110,296
                                                                                     ---------------
                                                                                         $511,818
                                                                                     ===============

   As of December 31, 1996, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                            INTER-
                                                            MEDIATE                                     GROWTH
                                              MONEY       GOVERNMENT      QUALITY                         AND
                                              MARKET      SECURITIES        BOND        HIGH YIELD      INCOME
                                            PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         -------------- ------------- -------------- -------------- -------------
Aggregate gross unrealized appreciation    $    161,362   $   901,616   $  2,230,258   $  8,181,913  $ 29,363,104
Aggregate gross unrealized depreciation          (3,841)     (280,447)       (69,964)    (3,017,609)   (1,811,069)
                                         -------------- ------------- -------------- -------------- -------------
Net unrealized appreciation..............  $    157,521   $   621,169   $  2,160,294   $  5,164,304  $ 27,552,035
                                         ============== ============= ============== ============== =============
Federal income tax cost of investments ..  $450,833,231   $92,000,197   $151,122,493   $192,384,980  $204,211,023
                                         ============== ============= ============== ============== =============

                                              EQUITY         COMMON
                                              INDEX          STOCK          GLOBAL      INTERNATIONAL
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                         -------------- -------------- -------------- ---------------
Aggregate gross unrealized appreciation .  $ 66,168,971  $1,832,534,355  $187,742,897   $ 13,964,200
Aggregate gross unrealized depreciation      (3,933,846)   (210,788,064)  (56,564,269)    (9,944,597)
                                         -------------- -------------- -------------- ---------------
Net unrealized appreciation .............  $ 62,235,125  $1,621,746,291  $131,178,628   $  4,019,603
                                         ============== ============== ============== ===============
Federal income tax cost of investments ..  $320,809,131  $5,047,205,980  $860,653,361   $145,299,176
                                         ============== ============== ============== ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

                                            AGGRESSIVE    CONSERVATIVE                     GROWTH
                                              STOCK        INVESTORS       BALANCED       INVESTORS
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                         -------------- -------------- -------------- ---------------
Aggregate gross unrealized appreciation . $  586,112,647  $ 14,217,803  $  148,244,711 $  136,653,070
Aggregate gross unrealized depreciation      (97,924,279)   (4,914,681)    (34,205,650)   (42,072,029)
                                         -------------- -------------- -------------- ---------------
Net unrealized appreciation ............. $  488,188,368  $  9,303,122  $  114,039,061 $   94,581,041
                                         ============== ============== ============== ===============
Federal income tax cost of investments .. $3,402,294,383  $266,337,374  $1,513,082,539 $1,196,259,689
                                         ============== ============== ============== ===============

   During the year ended December 31, 1996, the Quality Bond, High Yield and Growth and Income Portfolios utilized available capital loss carryforwards of $395,138, $1,100,531 and $474,588, respectively.

   The Intermediate Government Securities Portfolio had net capital loss carryforwards of $9,831,366 (of which $9,349,227 expires in the year 2002 and $482,139 expires in the year 2004) and the Quality Bond Portfolio had net capital loss carryforwards of $4,993,809 which expires in the year 2002. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Capital Share Transactions

   At December 31, 1996, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:

                                                          INTERMEDIATE
                             MONEY MARKET             GOVERNMENT SECURITIES
                               PORTFOLIO                    PORTFOLIO
                    ----------------------------- ---------------------------
                              YEAR ENDED                   YEAR ENDED
                             DECEMBER 31,                 DECEMBER 31,
                          1996           1995          1996          1995
                    -------------- -------------- ------------- -------------
Class IA
Shares sold.........   49,765,857     38,608,910     3,938,806     3,178,905
Shares issued in
 reinvestment of
 dividends and
 distributions .....    1,878,824      1,793,866       496,768       391,277
                    -------------- -------------- ------------- -------------
Total shares
 issued.............   51,644,681     40,402,776     4,435,574     3,570,182
Shares redeemed.....  (44,125,860)   (34,441,594)   (2,495,957)   (1,464,671)
                    -------------- -------------- ------------- -------------
Net increase
 (decrease).........    7,518,821      5,961,182     1,939,617     2,105,511
                    ============== ============== ============= =============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                            QUALITY BOND                 HIGH YIELD
                              PORTFOLIO                   PORTFOLIO
                    --------------------------- ---------------------------
                             YEAR ENDED                  YEAR ENDED
                            DECEMBER 31,                DECEMBER 31,
                         1996          1995          1996          1995
                    ------------- ------------- ------------- -------------
Class IA
Shares sold.........   2,872,392     2,039,780     7,067,122     4,920,577
Shares issued in
 reinvestment of
 dividends and
 distributions .....   1,135,383       941,017     2,737,878     1,087,864
                    ------------- ------------- ------------- -------------
Total shares
 issued.............   4,007,775     2,980,797     9,805,000     6,008,441
Shares redeemed.....  (4,048,559)   (1,231,693)   (2,158,843)   (2,047,031)
                    ------------- ------------- ------------- -------------
Net increase
 (decrease).........     (40,784)    1,749,104     7,646,157     3,961,410
                    ============= ============= ============= =============

                                      GROWTH AND
                                        INCOME                 EQUITY INDEX                 COMMON STOCK
                                      PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                              ------------------------ --------------------------- -----------------------------
                                      YEAR ENDED                YEAR ENDED                   YEAR ENDED
                                     DECEMBER 31,              DECEMBER 31,                 DECEMBER 31,
                                   1996        1995         1996          1995           1996           1995
                              ------------ ----------- ------------- ------------- -------------- --------------
Class IA
Shares sold...................   9,026,248   5,330,789   16,152,780    12,811,615     43,446,898     32,314,046
Shares issued in reinvestment
 of dividends and
 distributions ...............   1,157,520     173,344    1,372,168       243,074     39,581,929     20,247,043
                              ------------ ----------- ------------- ------------- -------------- --------------
Total shares issued...........  10,183,768   5,504,133   17,524,948    13,054,689     83,028,827     52,561,089
Shares redeemed ..............    (730,115)   (375,025)  (4,670,841)   (4,148,263)   (15,634,826)   (15,886,663)
                              ------------ ----------- ------------- ------------- -------------- --------------
Net increase .................   9,453,653   5,129,108   12,854,107     8,906,426     67,394,001     36,674,426
                              ============ =========== ============= ============= ============== ==============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

                                         GLOBAL                     INTERNATIONAL                 AGGRESSIVE STOCK
                                        PORTFOLIO                     PORTFOLIO                       PORTFOLIO
                              --------------------------- -------------------------------- -----------------------------
                                       YEAR ENDED            YEAR ENDED    APRIL 3, 1995*            YEAR ENDED
                                      DECEMBER 31,          DECEMBER 31,         TO                 DECEMBER 31,
                                   1996          1995           1996      DECEMBER 31, 1995      1996           1995
                              ------------- ------------- -------------- ----------------- -------------- --------------
Class IA
Shares sold...................  15,536,853    15,621,046     12,450,977       2,781,575       28,813,436     24,290,758
Shares issued in reinvestment
 of dividends and
 distributions ...............   3,493,773     1,875,847        409,789          46,457       18,391,950      8,689,767
                              ------------- ------------- -------------- ----------------- -------------- --------------
Total shares issued...........  19,030,626    17,496,893     12,860,766       2,828,032       47,205,386     32,980,525
Shares redeemed...............  (3,682,913)   (4,317,611)    (2,284,561)       (190,166)     (15,090,379)   (17,101,621)
                              ------------- ------------- -------------- ----------------- -------------- --------------
Net increase .................  15,347,713    13,179,282     10,576,205       2,637,866       32,115,007     15,878,904
                              ============= ============= ============== ================= ============== ==============

                                     CONSERVATIVE                                              GROWTH
                                       INVESTORS                  BALANCED                    INVESTORS
                                       PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                              ------------------------- --------------------------- ---------------------------
                                      YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                     DECEMBER 31,               DECEMBER 31,                DECEMBER 31,
                                   1996         1995         1996          1995          1996          1995
                              ------------- ----------- ------------- ------------- ------------- -------------
Class IA
Shares sold...................   4,420,391    4,574,632    3,826,284     3,451,513    17,024,570    16,117,087
Shares issued in reinvestment
 of dividends and
 distributions ...............   1,758,154    1,178,017   11,161,085     5,393,327     9,635,249     2,104,190
                              ------------- ----------- ------------- ------------- ------------- -------------
Total shares issued...........   6,178,545    5,752,649   14,987,369     8,844,840    26,659,819    18,221,277
Shares redeemed...............  (3,042,720)    (983,364)  (7,431,615)   (7,393,399)   (1,643,924)   (1,144,340)
                              ------------- ----------- ------------- ------------- ------------- -------------
Net increase..................   3,135,825    4,769,285    7,555,754     1,451,441    25,015,895    17,076,937
                              ============= =========== ============= ============= ============= =============

                                                                MONEY MARKET       HIGH YIELD       COMMON STOCK
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             ----------------- ----------------- -----------------
                                                              OCTOBER 2, 1996*  OCTOBER 2, 1996*  OCTOBER 2, 1996*
                                                                     TO                TO                TO
                                                              DECEMBER 31, 1996 DECEMBER 31, 1996 DECEMBER 31, 1996
                                                             ----------------- ----------------- -----------------
Class IB
Shares sold .................................................      353,450           64,659            64,063
Shares issued in reinvestment of dividends and distributions         3,389            3,757             4,203
                                                             ----------------- ----------------- -----------------
Total shares issued .........................................      356,839           68,416            68,266
Shares redeemed..............................................      (43,566)              --                --
                                                             ----------------- ----------------- -----------------
Net increase ................................................      313,273           68,416            68,266
                                                             ================= ================= =================

                                                                   GLOBAL       AGGRESSIVE STOCK  GROWTH INVESTORS
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             ----------------- ----------------- -----------------
                                                              OCTOBER 2, 1996*  OCTOBER 2, 1996*  OCTOBER 2, 1996*
                                                                     TO                TO                TO
                                                              DECEMBER 31, 1996 DECEMBER 31, 1996 DECEMBER 31, 1996
                                                             ----------------- ----------------- -----------------
Class IB
Shares sold .................................................      16,657            16,059            26,902
Shares issued in reinvestment of dividends and distributions          486             1,035               571
                                                             ----------------- ----------------- -----------------
Total shares issued .........................................      17,143            17,094            27,473
Shares redeemed .............................................          --                --                (5)
                                                             ----------------- ----------------- -----------------
Net increase ................................................      17,143            17,094            27,468
                                                             ================= ================= =================

------------

* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1996

6. Transactions with Affiliated Companies

   An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1996 are summarized as follows:

                                      MARKET VALUE                               MARKET VALUE                  REALIZED
                                      DECEMBER 31,    PURCHASES     SALES AT     DECEMBER 31,    DIVIDEND        GAIN
                                          1995         AT COST        COST           1996         INCOME        (LOSS)
                                    -------------- ------------- ------------- -------------- ------------ --------------
COMMON STOCK PORTFOLIO:
CBL & Associates Properties, Inc.  .  $ 23,864,100  $         --  $    389,999   $ 27,872,550   $1,826,496   $     71,285
Ceridian Corp. .....................            --   147,330,475            --    148,432,500           --             --
Chris Craft Industries, Inc.
 (Class B) .........................    52,926,452            --       699,730     49,849,843           --      2,150,539
Essex Property Trust, Inc. (a)  ....     7,026,250            --     1,419,599      8,583,375      439,632        230,986
Regency Realty Corp. ...............    13,260,075            --     2,791,249     16,372,125    1,194,671        344,155
                                    -------------- ------------- ------------- -------------- ------------ --------------
                                      $ 97,076,877                               $251,110,393   $3,460,799   $  2,796,965
                                    ============== ============= ============= ============== ============ ==============
AGGRESSIVE STOCK PORTFOLIO:
Aames Financial Corp. ..............  $         --  $ 42,877,524  $         --   $ 39,907,350   $       --   $         --
AK Steel Holding Corp. .............            --    51,253,111            --     52,554,637      143,860             --
Diamond Shamrock, Inc. (b) .........    10,981,350   113,128,651   123,878,953             --    1,074,864        791,010
DT Industries, Inc. ................            --    20,039,150            --     20,366,500           --             --
Evergreen Media Corp. (Class A)  ...            --    70,859,044            --     62,782,500           --             --
Harman International Industries,
 Inc. ..............................            --    76,411,622            --     83,281,750       62,520             --
Healthwise of America, Inc. (c)  ...    36,899,265            --    21,053,272             --           --             --
Nine West Group, Inc. ..............    87,810,000    60,430,963    16,605,324    144,356,100           --      9,981,987
Office Max, Inc. ...................    62,813,337    33,646,805    99,154,141             --           --    (11,304,560)
Playboy Enterprises, Inc. (Class
 B).................................     7,798,800            --     7,372,638             --           --      2,788,044
Polymer Group, Inc. ................            --    46,201,327            --     35,167,575           --             --
Riscorp, Inc. (Class A) ............            --    30,178,057    30,178,058             --           --    (20,701,356)
Rowan Cos., Inc. (a) ...............    40,817,325     8,147,199     7,648,972     85,646,937           --     14,436,064
Suburban Lodges of America .........            --    17,834,953            --     15,078,400           --             --
Sun Healthcare Group, Inc. .........    34,501,950            --    60,385,693             --           --    (29,805,407)
Telephone & Data Systems, Inc.  ....   117,753,450     2,325,847     5,708,538    104,508,750    1,153,200        598,524
Ultramar Diamond Shamrock Corp. (b)             --   126,586,516            --    132,338,671           --             --
United Healthcare (c) ..............            --    21,053,272    21,053,272             --           --     13,682,853
USA Waste Services, Inc. (a)  ......    47,349,825    61,436,395    25,853,037    109,073,062      977,490     10,711,824
Xtra Corp. .........................    50,417,750     8,070,269            --     59,701,350           --             --
                                    -------------- ------------- ------------- -------------- ------------ --------------
                                      $497,143,052                               $944,763,582   $3,411,934   $ (8,821,017)
                                    ============== ============= ============= ============== ============ ==============
GLOBAL PORTFOLIO:
Nelvana Ltd. (a) ...................  $  1,889,495  $         --  $     59,767   $  2,159,942   $       --   $     60,876
                                    ============== ============= ============= ============== ============ ==============

------------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1996, although ownership was above 5% for a period of time during the year.
(b)    Exchanged for Ultramar Diamond Shamrock Corp.
(c)    Exchanged for United Healthcare.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1996

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

MONEY MARKET PORTFOLIO:

                                                                  CLASS IA                              CLASS IB
                                            ------------------------------------------------------    -------------
                                                           YEAR ENDED DECEMBER 31,                      OCTOBER 2,
                                            ------------------------------------------------------      1996 TO
                                               1996       1995      1994        1993*       1992   DECEMBER 31, 1996
                                            ---------- ---------- ---------- ---------- ---------- -----------------
Net asset value, beginning of period (a) ...  $  10.16   $  10.14   $  10.12   $  10.11   $  10.13         $10.16
                                            ---------- ---------- ---------- ---------- ----------    --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.54       0.57       0.41       0.30       0.37           0.11
 Net realized and unrealized gain (loss) on
  investments...............................     (0.01)        --         --         --      (0.01)          0.01
                                            ---------- ---------- ---------- ---------- ----------    --------------
 Total from investment operations...........      0.53       0.57       0.41       0.30       0.36           0.12
                                            ---------- ---------- ---------- ---------- ----------    --------------
 LESS DIVIDENDS:
 Dividends from net investment income ......     (0.52)     (0.55)     (0.39)     (0.29)     (0.38)         (0.02)
 Dividends in excess of net investment
  income....................................        --         --         --         --         --          (0.10)
                                            ---------- ---------- ---------- ---------- ----------    --------------
 Total dividends............................     (0.52)     (0.55)     (0.39)     (0.29)     (0.38)         (0.12)
                                            ---------- ---------- ---------- ---------- ----------    --------------
Net asset value, end of period .............  $  10.17   $  10.16   $  10.14   $  10.12   $  10.11         $10.16
                                            ========== ========== ========== ========== ==========    ==============
Total return (d)............................      5.33%      5.74%      4.02%      3.00%      3.57%          1.29%
                                            ========== ========== ========== ========== ==========    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $463,422   $386,691   $325,391   $248,460   $268,584        $3,184
Ratio of expenses to average net assets ....      0.43%      0.44%      0.42%      0.42%      0.43%          0.67%(b)
Ratio of net investment income to average
 net assets.................................      5.17%      5.53%      4.01%      2.91%      3.63%          4.94%(b)

INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                  CLASS IA
                                            ---------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                               1996      1995      1994      1993*       1992
                                            --------- --------- --------- ---------- ----------
Net asset value, beginning of period (a) ...  $  9.47   $  8.87   $ 10.08   $  10.53   $  10.73
                                            --------- --------- --------- ---------- ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................     0.54      0.58      0.65       0.59       0.60
 Net realized and unrealized gain (loss) on
  investments...............................    (0.19)     0.57     (1.08)      0.51      (0.02)
                                            --------- --------- --------- ---------- ----------
 Total from investment operations ..........     0.35      1.15     (0.43)      1.10       0.58
                                            --------- --------- --------- ---------- ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......    (0.53)    (0.55)    (0.78)     (0.68)     (0.60)
 Distributions from realized gains..........       --        --        --      (0.87)     (0.18)
                                            --------- --------- --------- ---------- ----------
 Total dividends and distributions  ........    (0.53)    (0.55)    (0.78)     (1.55)     (0.78)
                                            --------- --------- --------- ---------- ----------
Net asset value, end of period..............  $  9.29   $  9.47   $  8.87   $  10.08   $  10.53
                                            ========= ========= ========= ========== ==========
Total return (d)............................     3.78%    13.33%    (4.37)%    10.58%      5.53%
                                            ========= ========= ========= ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $88,384   $71,780   $48,518   $158,511   $293,587
Ratio of expenses to average net assets ....     0.56%     0.57%     0.56%      0.53%      0.52%
Ratio of net investment income to average
 net assets.................................     5.73%     6.15%     6.75%      5.43%      5.63%
Portfolio turnover rate.....................      318%      255%      133%       254%       316%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 QUALITY BOND PORTFOLIO:

                                                                                         CLASS IA

                                                                        ---------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,                  OCTOBER 1, 1993
                                                                        ------------------------------                 TO
                                                                                                                DECEMBER 31, 1993
                                                                                                                -----------------
                                                                        1996        1995       1994
                                                                        ----        ----       ----
Net asset value, beginning of period (a)...........................    $9.61       $8.72      $9.82                   $10.00
                                                                       -----  -    -----      -----                   ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.............................................     0.57        0.57       0.66                     0.11
 Net realized and unrealized gain (loss) on investments and
 foreign  currency transactions....................................    (0.07)       0.88      (1.16)                   (0.16)
                                                                       ------       ----      ------                  ------
 Total from investment operations..................................     0.50        1.45      (0.50)                   (0.05)
                                                                        ----        ----      ------                  ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income..............................    (0.60)      (0.56)     (0.55)                   (0.12)
 Dividends in excess of net investment income......................    (0.02)         --         --                       --
 Distributions in excess of realized gains.........................       --          --         --                    (0.01)
 Tax return of capital distributions...............................       --          --      (0.05)                      --
                                                                       ------      -----      -----                    -----
 Total dividends and distributions.................................    (0.62)      (0.56)     (0.60)                   (0.13)
                                                                       -----       -----      -----                    -----
Net asset value, end of period ....................................    $9.49       $9.61      $8.72                    $9.82
                                                                       =====       =====      =====                    =====
Total return (d)...................................................     5.36%      17.02%     (5.10)%                  (0.51)%
                                                                       =====       =====      =====                    =====
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................. $155,023    $157,443   $127,575                   $104,832
Ratio of expenses to average net assets............................     0.59%       0.59%      0.59%                     0.69%(b)
Ratio of net investment income to average net assets...............     6.06%       6.13%      7.17%                     4.62%(b)
Portfolio turnover rate............................................      431%        411%       222%                       77%

HIGH YIELD PORTFOLIO:

                                                                CLASS IA                                            CLASS IB
                                           -----------------------------------------------------                  ------------
                                                          YEAR ENDED DECEMBER 31,                                   OCTOBER 2,
                                           -----------------------------------------------------                     1996 TO
                                                                                                                    DECEMBER 31,
                                                                                                                      1996
                                                 1996       1995       1994     1993*     1992                    ------------
                                                 ----       ----       ----     -----     ----
Net asset value, beginning of period (a) ...  $   9.64   $   8.91     $10.08  $  9.15   $  8.96                     $10.25
                                            ---------- ---------- --------- --------- ---------                     ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      1.02       0.98       0.89     0.94      0.89                       0.19
 Net realized and unrealized gain (loss) on
  investments...............................      1.07       0.73      (1.17)    1.10      0.19                       0.15
                                            ---------- ---------- --------- --------- ---------                     ------
 Total from investment operations...........      2.09       1.71      (0.28)    2.04      1.08                       0.34
                                            ---------- ---------- --------- --------- ---------                     ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.98)     (0.94)     (0.88)   (0.92)    (0.89)                     (0.03)
 Dividends in excess of net investment
  income....................................     (0.03)     (0.04)     (0.01)      --        --                      (0.25)
 Distributions from realized gains..........     (0.70)        --         --    (0.19)       --                      (0.01)
 Distributions in excess of realized gains .        --         --         --       --        --                      (0.29)
                                            ---------- ---------- --------- --------- ---------                     ------
 Total dividends and distributions..........     (1.71)     (0.98)     (0.89)   (1.11)    (0.89)                     (0.58)
                                            ---------- ---------- --------- --------- ---------                     ------
Net asset value, end of period .............  $  10.02   $   9.64      $8.91  $ 10.08   $  9.15                     $10.01
                                            ========== ========== ========= ========= =========                     ======
Total return (d)............................     22.89%     19.92%     (2.79)%  23.15%    12.31%                      3.32%
                                            ========== ========== ========= ========= =========                     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $199,360   $118,129   $73,895    $67,169  $47,687                      $685
Ratio of expenses to average net assets ....      0.59%      0.60%      0.61%    0.63%     0.60%                      0.82%(b)
Ratio of net investment income to average
 net assets.................................      9.93%     10.34%      9.23%    9.52%     9.58%                      8.71%(b)
Portfolio turnover rate.....................       485%       350%       248%     280%      177%                       485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 GROWTH AND INCOME PORTFOLIO:

                                                                             CLASS IA
                                                        ------------------------------------------------
                                                                                         OCTOBER 1, 1993
                                                            YEAR ENDED DECEMBER 31,            TO
                                                        ------------------------------  DECEMBER 31, 1993
                                                            1996      1995        1994  -----------------
                                                        ---------- ---------   ---------
Net asset value, beginning of period (a) ...............  $  11.70   $  9.70   $  9.95       $10.00
                                                        ---------- --------- ---------       ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................      0.24      0.33      0.31         0.03
 Net realized and unrealized gain (loss) on investments       2.05      1.97     (0.36)       (0.06)
                                                        ---------- --------- ---------        ------
 Total from investment operations ......................      2.29      2.30     (0.05)       (0.03)
                                                        ---------- --------- ---------        ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................     (0.23)    (0.30)    (0.20)       (0.02)
 Dividends in excess of net investment income  .........        --        --        --        (0.00)
 Distributions from realized gains......................     (0.75)       --        --           --
 Tax return of capital distributions ...................        --        --        --        (0.00)
                                                        ---------- --------- ---------       ------
 Total dividends and distributions .....................     (0.98)    (0.30)    (0.20)       (0.02)
                                                        ---------- --------- ---------       ------
Net asset value, end of period .........................  $  13.01   $ 11.70   $  9.70       $ 9.95
                                                        ========== ========= =========       ======
Total return (d) .......................................     20.09%    24.07%    (0.58)%      (0.25)%
                                                        ========== ========= =========       ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................   $232,080    $98,053  $31,522       $1,456
Ratio of expenses to average net assets.................      0.58%     0.60%     0.78%       2.70%(b)
Ratio of net investment income to average net asset  ...      1.94%     3.11%     3.13%       1.12%(b)
Portfolio turnover rate ................................        88%       65%       52%         48%
Average commission rate paid (f)........................  $0.0604         --        --          --

EQUITY INDEX PORTFOLIO:

                                                                           CLASS IA
                                                        ---------------------------  ------------------
                                                          YEAR ENDED DECEMBER 31,      MARCH 1, 1994
                                                        ---------------------------         TO
                                                                                     DECEMBER 31, 1994
                                                            1996       1995          -----------------
                                                            ----       ----
Net asset value, beginning of period (a) ...............   $13.13     $ 9.87               $10.00
                                                           ------     ------               ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................     0.27       0.26                 0.20
  Net realized and unrealized gain (loss) on investments     2.65       3.32                (0.09)
                                                        ---------- ----------               -----
  Total from investment operations......................     2.92       3.58                 0.11
                                                        ---------- ----------               -----
  LESS DISTRIBUTIONS:
  Dividends from net investment income .................    (0.25)     (0.22)               (0.20)
  Distributions from realized gains ....................    (0.64)     (0.09)               (0.03)
  Distributions in excess of realized gains ............       --      (0.01)               (0.01)
                                                        ---------- ----------               -----
  Total dividends and distributions ....................    (0.89)     (0.32)               (0.24)
                                                        ---------- ----------               -----
Net asset value, end of period .........................   $15.16     $13.13               $ 9.87
                                                        ========== ==========              ======
Total return (d) .......................................    22.39%     36.48%                1.08%
                                                        ========== ==========              ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................  $386,249   $165,785              $36,748
Ratio of expenses to average net assets ................     0.39%      0.48%                0.49%(b)
Ratio of net investment income to average net assets  ..     1.91%      2.16%                2.42%(b)
Portfolio turnover rate ................................       15%         9%                   7%
Average commission rate paid (f)........................   $0.0306        --                   --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

COMMON STOCK PORTFOLIO:

                                                                           CLASS IA                                CLASS IB
                                              ----------------------------------------------------------------   ------------
                                                                                                                  OCTOBER 2,
                                                                   YEAR ENDED DECEMBER 31,                         1996 TO
                                                                                                                 DECEMBER 31,
                                              ----------------------------------------------------------------       1996
                                                   1996         1995         1994        1993*         1992
                                              ------------ ------------ ------------ ------------ ------------   ------------
Net asset value, beginning of period (a) .....     $16.48   $    13.36    $    14.65  $    13.49   $    14.18      $17.90
                                              ------------ ------------ ------------ ------------ ------------ --------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ......................       0.15         0.20          0.20        0.23         0.24        0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ..............................       3.73         4.12         (0.51)       3.10         0.20        1.52
                                              ------------ ------------ ------------ ------------ ------------ --------------
  Total from investment operations............       3.88         4.32         (0.31)       3.33         0.44        1.54
                                              ------------ ------------ ------------ ------------ ------------ --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income........      (0.15)       (0.20)        (0.19)      (0.23)       (0.24)      (0.00 )
  Dividends in excess of net investment
   income ....................................         --        (0.02)        (0.01)      (0.00)          --       (0.03 )
  Distributions from realized gains...........      (1.76)       (0.95)        (0.77)      (1.94)       (0.89)      (0.16 )
  Distributions in excess of realized gains ..      (0.22)       (0.03)           --          --           --       (1.03 )
  Tax return of capital distributions ........         --           --         (0.01)         --           --          --
                                              ------------ ------------ ------------ ------------ ------------ --------------
  Total dividends and distributions...........      (2.13)       (1.20)        (0.98)      (2.17)       (1.13)      (1.22 )
                                              ------------ ------------ ------------ ------------ ------------ --------------
Net asset value, end of period ...............     $18.23   $    16.48    $    13.36  $    14.65   $    13.49      $18.22
                                              ============ ============ ============ ============ ============ ==============
Total return (d)..............................      24.28%       32.45%        (2.14)%     24.84%        3.22%       8.49 %
                                              ============ ============ ============ ============ ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)............. $6,625,390   $4,879,677    $3,466,245  $3,125,128   $2,307,292      $1,244
Ratio of expenses to average net assets ......       0.38%        0.38%         0.38%       0.38%        0.38%       0.63 %(b)
Ratio of net investment income to average net
  assets......................................       0.85%        1.27%         1.40%       1.55%        1.73%       0.61 %(b)
Portfolio turnover rate ......................         55%          61%           52%         82%          71%         55 %
Average commission rate paid (f) .............    $0.0565           --            --          --           --         $0.0565

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 GLOBAL PORTFOLIO:

                                                                   CLASS IA                            CLASS IB
                                           -------------------------------------------------------  --------------
                                                                                                      OCTOBER 2,
                                                            YEAR ENDED DECEMBER 31,                    1996 TO
                                                                                                     DECEMBER 31,
                                           -------------------------------------------------------       1996
                                                1996        1995       1994      1993*      1992     -------------
                                           ------------ ---------- ---------- ---------- ---------
Net asset value, beginning of period (a) ..     $15.74   $  13.87   $  13.62   $  11.41    $ 11.64     $ 16.57
                                           ------------ ---------- ---------- ---------- --------- --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................       0.21       0.26       0.20       0.08       0.14        0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions.............................       2.05       2.32       0.52       3.58      (0.20)       0.81
                                           ------------ ---------- ---------- ---------- --------- --------------
 Total from investment operations..........       2.26       2.58       0.72       3.66      (0.06)       0.83
                                           ------------ ---------- ---------- ---------- --------- --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....      (0.21)     (0.25)     (0.17)     (0.15)     (0.11)         --
 Dividends in excess of net investment
  income...................................      (0.08)        --         --         --         --       (0.11)
 Distributions from realized gains  .......      (0.79)     (0.42)     (0.28)     (1.30)     (0.06)      (0.10)
 Distributions in excess of realized
 gains.....................................         --      (0.03)     (0.00)     (0.00)        --       (0.28)
 Tax return of capital distributions  .....      (0.00)     (0.01)     (0.02)        --         --       (0.00)
                                           ------------ ---------- ---------- ---------- --------- --------------
 Total dividends and distributions  .......      (1.08)     (0.71)     (0.47)     (1.45)     (0.17)      (0.49)
                                           ------------ ---------- ---------- ---------- --------- --------------
Net asset value, end of period.............     $16.92   $  15.74   $  13.87   $  13.62    $ 11.41     $ 16.91
                                           ============ ========== ========== ========== ========= ==============
Total return (d) ..........................      14.60%     18.81%      5.23%     32.09%     (0.50)%      4.98%
                                           ============ ========== ========== ========== ========= ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ........   $997,041    $686,140   $421,698   $141,257     $49,171      $   290
Ratio of expenses to average net assets  ..       0.60%      0.61%      0.69%      0.84%      0.70%       0.86%(b)
Ratio of net investment income to average
 net assets ...............................       1.28%      1.76%      1.41%      0.62%      1.20%       0.48%(b)
Portfolio turnover rate ...................         59%        67%        71%       150%       216%         59%
Average commission rate paid (f)...........    $0.0418         --         --         --         --     $0.0418

INTERNATIONAL PORTFOLIO:

                                                                    CLASS IA
                                                      -----------------------------------
                                                                           APRIL 3, 1995
                                                          YEAR ENDED            TO
                                                       DECEMBER 31, 1996 DECEMBER 31, 1995
                                                      ----------------- -----------------
Net asset value, beginning of period (a) .............      $10.87            $10.00
                                                      ----------------- -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............................        0.13              0.14
  Net realized and unrealized gain on investments ....        0.94              0.98
                                                      ----------------- -----------------
  Total from investment operations....................        1.07              1.12
                                                      ----------------- -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ...............       (0.10)            (0.07)
  Dividends in excess of net investment income .......       (0.09)            (0.13)
  Distributions from realized gains ..................       (0.25)            (0.05)
                                                      ----------------- -----------------
  Total dividends and distributions ..................       (0.44)            (0.25)
                                                      ----------------- -----------------
Net asset value, end of period .......................      $11.50            $10.87
                                                      ================= =================
Total return (d) .....................................        9.82%            11.29%
                                                      ================= =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................       $151,907           $28,684
Ratio of expenses to average net assets ..............        1.06%             1.03%(b)
Ratio of net investment income to average net assets          1.10%             1.71%(b)
Portfolio turnover rate ..............................          48%               56%
Average commission rate paid (f) .....................       $0.0251              --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 AGGRESSIVE STOCK PORTFOLIO:

                                                                     CLASS IA                                   CLASS IB
                                        ----------------------------------------------------------------     --------------
                                                                                                                OCTOBER 2,
                                                             YEAR ENDED DECEMBER 31,                             1996 TO
                                                                                                               DECEMBER 31,
                                        ----------------------------------------------------------------          1996
                                             1996         1995         1994        1993*         1992
                                        ------------ ------------ ------------ ------------ ------------       ------------
Net asset value, beginning of period
 (a)....................................     $35.68    $    30.63     $31.89    $    29.81   $    33.82          $37.28
                                        ------------ ------------ ------------ ------------ ------------         ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.09          0.10         0.04        0.09         0.17           (0.01)
 Net realized and unrealized gain
  (loss) on investments ................       7.52          9.54        (1.26)       4.91        (1.25)           0.85
                                        ------------ ------------ ------------ ------------ ------------          -----
 Total from investment operations  .....       7.61          9.64        (1.22)       5.00        (1.08)           0.84
                                        ------------ ------------ ------------ ------------ ------------          -----
 LESS DISTRIBUTIONS:
 Dividends from net investment  income        (0.09)        (0.10)       (0.04)      (0.09)       (0.18)             --
 Dividends in excess of net  investment
 income.................................      (0.00)           --           --          --           --           (0.02)
 Distributions from realized gains  ....      (7.33)        (4.49)          --       (2.75)       (2.75)          (0.23)
 Distributions in excess of realized
  gains ................................      (0.02)           --           --       (0.07)          --           (2.04)
 Tax return of capital distributions ...         --            --        (0.00)      (0.01)          --              --
                                        ------------ ------------ ------------ ------------ ------------         ------
 Total dividends and distributions. ....      (7.44)        (4.59)       (0.04)      (2.92)       (2.93)          (2.29)
                                        ------------ ------------ ------------ ------------ ------------         ------
Net asset value, end of period .........     $35.85    $    35.68   $    30.63  $    31.89   $    29.81          $35.83
                                        ============ ============ ============ ============ ============         ======
Total return (d)........................      22.20%        31.63%       (3.81)%     16.77%       (3.16)%          2.32%
                                        ============ ============ ============ ============ ============         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...... $3,865,256    $2,700,515   $1,832,164  $1,557,332   $1,210,576            $613
Ratio of expenses to average net assets        0.48%         0.49%        0.49%       0.49%        0.50%           0.73%(b)
Ratio of net investment income (loss)
 to average net assets .................       0.24%         0.28%        0.12%       0.28%        0.57%          (0.10)%(b)
Portfolio turnover rate ................        108%          127%          92%         89%          68%            108%
Average commission rate paid (f)  ......    $0.0263            --           --          --           --         $0.0263

CONSERVATIVE INVESTORS PORTFOLIO:

                                                                      CLASS IA
                                              ------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------
                                                  1996        1995       1994      1993*      1992
                                              ----------- ---------- ---------- ---------- ---------
Net asset value, beginning of period (a)  ....    $11.52    $  10.15   $  11.12   $  10.94   $ 11.29
                                              ----------- ---------- ---------- ---------- ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................      0.50        0.60       0.55       0.52      0.64
 Net realized and unrealized gain (loss) on
  investments.................................      0.07        1.43      (1.00)      0.65     (0.01)
                                              ----------- ---------- ---------- ---------- ---------
 Total from investment operations.............      0.57        2.03      (0.45)      1.17      0.63
                                              ----------- ---------- ---------- ---------- ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......     (0.51)      (0.59)     (0.52)     (0.50)    (0.62)
 Dividends in excess of net investment
  income......................................        --          --         --      (0.00)       --
 Distributions from realized gains ...........     (0.27)      (0.07)        --      (0.49)    (0.36)
 Distributions in excess of realized gains ...     (0.02)         --         --         --        --
                                              ----------- ---------- ---------- ---------- ---------
 Total dividends and distributions............     (0.80)      (0.66)     (0.52)     (0.99)    (0.98)
                                              ----------- ---------- ---------- ---------- ---------
Net asset value, end of period................    $11.29    $  11.52   $  10.15   $  11.12   $ 10.94
                                              =========== ========== ========== ========== =========
Total return (d) .............................      5.21%      20.40%     (4.10)%    10.76%     5.64 %
                                              =========== ========== ========== ========== =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............  $282,402    $252,101   $173,691   $114,418   $70,675
Ratio of expenses to average net assets  .....      0.61%       0.59%      0.59%      0.60%     0.61%
Ratio of net investment income to average net
 assets ......................................      4.48%       5.48%      5.22%      4.49%     5.77%
Portfolio turnover rate ......................       181%        287%       228%       178%      136%
Average commission rate paid (f) .............   $0.0488          --         --         --        --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 BALANCED PORTFOLIO:

                                                                           CLASS IA
                                              ----------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                    1996         1995         1994         1993*         1992
                                              ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period (a) .....     $16.76       $14.87       $16.67       $16.19       $18.48
                                              ------------ ------------ ------------ ------------ ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................       0.53         0.54         0.45         0.50         0.56
 Net realized and unrealized gain (loss) on
  investments.................................       1.31         2.36        (1.78)        1.46        (1.11 )
                                              ------------ ------------ ------------ ------------ ------------
 Total from investment operations.............       1.84         2.90        (1.33)        1.96        (0.55 )
                                              ------------ ------------ ------------ ------------ ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........      (0.53)       (0.54)       (0.44)       (0.50 )      (0.55 )
 Dividends in excess of net investment
  income......................................         --           --        (0.03)          --           --
 Distributions from realized gains............      (1.40)       (0.47)          --        (0.95 )      (1.19 )
 Distributions in excess of realized gains ...      (0.03)          --           --        (0.03 )         --
 Tax return of capital distributions .........         --           --        (0.00)           --           --
                                              ------------ ------------ ------------ ------------ ------------
 Total dividends and distributions............      (1.96)       (1.01)       (0.47)       (1.48 )      (1.74 )
                                              ------------ ------------ ------------ ------------ ------------
Net asset value, end of period ...............     $16.64       $16.76       $14.87       $16.67       $16.19
                                              ============ ============ ============ ============ ============
Total return (d)..............................      11.68%       19.75%       (8.02)%      12.28 %      (2.85 )%
                                              ============ ============ ============ ============ ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)............. $1,637,856   $1,523,142   $1,329,820   $1,364,640   $1,076,670
Ratio of expenses to average net assets ......       0.41%        0.40%        0.39%        0.39 %       0.40 %
Ratio of net investment income to average net
 assets.......................................       3.15%        3.33%        2.87%        2.99 %       3.30 %
Portfolio turnover rate.......................        177%         186%         115%          99 %         91 %
Average commission rate paid (f) .............    $0.0516           --           --           --           --

GROWTH INVESTORS PORTFOLIO:

                                                                 CLASS IA                            CLASS IB
                                        -------------------------------------------------------- --------------
                                                                                                    OCTOBER 2,
                                                         YEAR ENDED DECEMBER 31,                     1996 TO
                                                                                                   DECEMBER 31,
                                        --------------------------------------------------------       1996
                                             1996        1995       1994      1993*       1992     ------------
                                        ------------ ---------- ---------- ---------- ----------
Net asset value, beginning of period
 (a)....................................     $17.68    $  14.66   $  15.61   $  14.69   $  15.17    $ 16.78
                                        ------------ ---------- ---------- ---------- ---------- --------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................       0.40        0.57       0.50       0.43       0.44       0.07
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions  ..............       1.66        3.24      (0.98)      1.79       0.28       0.71
                                        ------------ ---------- ---------- ---------- ---------- --------------
  Total from investment operations .....       2.06        3.81      (0.48)      2.22       0.72       0.78
                                        ------------ ---------- ---------- ---------- ---------- --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .      (0.40 )     (0.54)     (0.46)     (0.42)     (0.41)     (0.02 )
  Dividends in excess of net investment
   income  .............................      (0.03 )     (0.01)     (0.01)        --         --      (0.09 )
  Distributions from realized gains ....      (2.10 )     (0.24)        --      (0.88)     (0.79)     (0.02 )
  Distributions in excess of realized
   gains ...............................      (0.01 )        --         --         --         --      (0.24 )
                                        ------------ ---------- ---------- ---------- ---------- --------------
  Total dividends and distributions ....      (2.54 )     (0.79)     (0.47)     (1.30)     (1.20)     (0.37 )
                                        ------------ ---------- ---------- ---------- ---------- --------------
Net asset value, end of period .........     $17.20    $  17.68   $  14.66   $  15.61   $  14.69    $ 17.19
                                        ============ ========== ========== ========== ========== ==============
Total return (d)........................      12.61 %     26.37%     (3.15)%    15.26%      4.85%      4.64 %
                                        ============ ========== ========== ========== ========== ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...... $1,301,643    $896,134   $492,478   $278,467   $148,650    $   472
Ratio of expenses to average net
  assets................................       0.57 %      0.56%      0.59%      0.62%      0.60%      0.84 %(b)
Ratio of net investment income to
  average net assets....................       2.31 %      3.43%      3.32%      2.71%      3.00%      1.69 %(b)
Portfolio turnover rate ................        190 %       107%       131%       118%       129%       190 %
Average commission rate paid (f)  ......    $0.0495          --         --         --         --      $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1996

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Class IA:
       Common Stock Portfolio--June 16, 1975
       Money Market Portfolio--July 13, 1981
       Balanced Portfolio--January 27, 1986
       Aggressive Stock Portfolio--January 27, 1986
       High Yield Portfolio--January 2, 1987
       Global Portfolio--August 27, 1987
       Conservative Investors Portfolio--October 2, 1989
       Growth Investors Portfolio--October 2, 1989
       Intermediate Government Securities Portfolio--April 1, 1991
       Quality Bond Portfolio--October 1, 1993
       Growth and Income Portfolio--October 1, 1993
       Equity Index Portfolio--March 1, 1994
       International Portfolio--April 3, 1995
       Class IB:
       Money Market, High Yield, Common Stock, Global, Aggressive Stock and Growth Investors Portfolios--October 2, 1996.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Hudson River Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, Intermediate Government Securities Portfolio, Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Equity Index Portfolio, Common Stock Portfolio, Global Portfolio, International Portfolio, Aggressive Stock Portfolio, Conservative Investors Portfolio, Balanced Portfolio and Growth Investors Portfolio (constituting The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended December 31, 1992 were audited by other independent accountants whose report dated February 10, 1993 expressed an unqualified opinion on those financial statements.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1997

                                  APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:
  o  liquidity ratios are adequate to meet cash requirements;
  o  long-term senior debt is rated "A" or better;
  o  the issuer has access to at least two additional channels of borrowing;
  o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
  o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
  o  the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
  o  evaluation of the management of the issuer;
  o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
  o evaluation of the issuer's products in relation to competition and customer acceptance;
  o  liquidity;
  o  amount and quality of long-term debt;
  o  trend of earnings over a period of ten years;
  o financial strength of parent company and the relationships which exist with the issuer; and
  o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                      A-1